UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2019

DATE OF REPORTING PERIOD: January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (43.2%)

		Communication Services (2.5%)

7,000,000		Boingo Wireless, Inc.* 1.000%, 10/01/23	$6,262,340

1,000,000,000	JPY	CyberAgent, Inc. 0.000%, 02/19/25	9,302,502

11,000,000		Gannett Company, Inc.*~ 4.750%, 04/15/24	12,111,935

10,000,000		iQIYI, Inc.*^ 3.750%, 12/01/23	10,690,550

5,000,000		Liberty Media Corp.* 2.250%, 12/01/48	5,148,850

5,000,000		Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	5,284,975

267,000		Live Nation Entertainment, Inc. 2.500%, 05/15/19	412,596

10,000,000		Momo, Inc.*^ 1.250%, 07/01/25	8,524,500

7,500,000		Pandora Media, Inc. 1.750%, 12/01/20	7,435,688

5,833,000		Sea, Ltd.* 2.250%, 07/01/23	5,710,011

		Twitter, Inc.

27,500,000		0.250%, 06/15/24*	25,566,612

15,000,000		1.000%, 09/15/21~	13,967,175

20,000,000		Weibo Corp.*^ 1.250%, 11/15/22	18,099,000

13,000,000		World Wrestling Entertainment, Inc.*~ 3.375%, 12/15/23	43,537,065

8,500,000		Zillow Group, Inc.^ 2.000%, 12/01/21	8,625,248

			180,679,047

		Consumer Discretionary (5.5%)

30,000,000		Booking Holdings, Inc.~ 0.350%, 06/15/20	42,632,250

10,000,000		Chegg, Inc.* 0.250%, 05/15/23	14,218,050

		Ctrip.com International, Ltd.

29,827,000		1.990%, 07/01/25~^	30,423,242

5,500,000		1.000%, 07/01/20	5,313,797

16,000,000		Etsy, Inc.*~ 0.000%, 03/01/23	26,028,720

4,000,000		GNC Holdings, Inc. 1.500%, 08/15/20	2,775,260

9,400,000		LGI Homes, Inc. 4.250%, 11/15/19	26,038,940

25,000,000		MercadoLibre, Inc.*~^ 2.000%, 08/15/28	25,888,500

25,000,000		Nio, Inc.* 4.500%, 02/01/24	25,000,000

7,500,000		RH^ 0.000%, 06/15/19	9,142,350

5,250,000		TAL Education Group~ 2.500%, 05/15/19	37,386,274

		Tesla, Inc.

35,000,000		2.375%, 03/15/22~	40,419,225

32,500,000		1.250%, 03/01/21~	34,971,787

10,000,000		0.250%, 03/01/19^	9,990,450

		Wayfair, Inc.^

25,000,000		1.125%, 11/01/24*~	28,755,250

12,500,000		0.375%, 09/01/22	15,160,500

2,000,000,000	JPY	Yamada Denki Company, Ltd. 0.000%, 06/28/19	19,066,514

			393,211,109

PRINCIPAL AMOUNT			VALUE

		Consumer Staples (0.9%)

30,000,000		Herbalife Nutrition Ltd.^ 2.000%, 08/15/19	$41,999,700

15,000,000	GBP	J Sainsbury, PLC 1.250%, 11/21/19	20,933,124

			62,932,824

		Energy (0.7%)

15,000,000		Chesapeake Energy Corp. 5.500%, 09/15/26	13,333,950

5,000,000		Nabors Industries, Inc. 0.750%, 01/15/24	3,365,725

5,000,000		Oasis Petroleum, Inc.~^ 2.625%, 09/15/23	4,774,150

4,000,000		Renewable Energy Group, Inc. 4.000%, 06/15/36	10,976,780

4,000,000		SEACOR Holdings, Inc. 3.250%, 05/15/30	3,563,680

10,000,000		Whiting Petroleum Corp.~ 1.250%, 04/01/20	9,599,500

			45,613,785

		Financials (2.3%)

5,000,000		Apollo Commercial Real Estate Finance, Inc. 4.750%, 08/23/22	4,828,625

21,120,000		AXA, SA*~ 7.250%, 05/15/21	19,984,694

3,500,000		Cowen, Inc.~ 3.000%, 03/15/19	3,553,970

15,000,000	EUR	Credit Agricole, SA 0.000%, 10/03/19	12,657,239

10,000,000		Goldman Sachs BDC, Inc. 4.500%, 04/01/22	9,927,500

5,000,000		Heritage Insurance Holdings, Inc. 5.875%, 08/01/37	5,839,825

5,000,000		Hope Bancorp, Inc.* 2.000%, 05/15/38	4,476,800

22,500,000		IAC FinanceCo, Inc.*~^ 0.875%, 10/01/22	33,258,488

25,000,000		LendingTree, Inc.~ 0.625%, 06/01/22	38,379,625

5,000,000		PRA Group, Inc. 3.500%, 06/01/23	4,669,250

		Redwood Trust, Inc.

5,000,000		5.625%, 07/15/24	4,916,325

5,000,000		4.750%, 08/15/23	4,745,875

1,500,000,000	JPY	SBI Holdings, Inc. 0.000%, 09/14/20	18,606,679

			165,844,895

		Health Care (6.8%)

5,000,000		Allscripts Healthcare Solutions, Inc.~ 1.250%, 07/01/20	4,990,450

10,000,000		AMAG Pharmaceuticals, Inc.~ 3.250%, 06/01/22	9,395,000

20,000,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	18,548,236

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

10,000,000	EUR	Bayer, AG 0.050%, 06/15/20	$11,423,447

5,000,000		CONMED Corp.* 2.625%, 02/01/24	5,084,450

7,500,000		Dermira, Inc.^ 3.000%, 05/15/22	5,788,013

22,953,000		DexCom, Inc.~^ 0.750%, 05/15/22	35,037,525

5,000,000		Evolent Health, Inc.*~ 1.500%, 10/15/25	4,378,825

5,000,000		Flexion Therapeutics, Inc. 3.375%, 05/01/24	4,539,650

45,000,000		Illumina, Inc.~ 0.000%, 06/15/19	51,443,775

2,500,000		Immunomedics, Inc. 4.750%, 02/15/20	7,391,525

17,000,000		Innoviva, Inc.~ 2.500%, 08/15/25	20,250,230

13,333,000		Insmed, Inc. 1.750%, 01/15/25	12,126,563

20,000,000		Insulet Corp.~^ 1.250%, 09/15/21	29,017,800

5,000,000		Intercept Pharmaceuticals, Inc. 3.250%, 07/01/23	4,947,700

3,000,000		Invacare Corp. 4.500%, 06/01/22	2,097,105

15,000,000		Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	16,668,525

8,000,000		Ironwood Pharmaceuticals, Inc. 2.250%, 06/15/22	8,702,000

15,000,000		Ligand Pharmaceuticals, Inc.*~ 0.750%, 05/15/23	12,800,175

		Medicines Company

12,500,000		2.750%, 07/15/23	9,789,062

7,500,000		2.500%, 01/15/22~	6,826,837

4,000,000		3.500%, 01/15/24*	4,462,000

6,855,000		Molina Healthcare, Inc.~ 1.125%, 01/15/20	22,617,730

15,000,000		Neurocrine Biosciences, Inc.~ 2.250%, 05/15/24	20,374,950

20,000,000		NuVasive, Inc.~^ 2.250%, 03/15/21	21,397,600

5,000,000		Pacira Pharmaceuticals, Inc.~^ 2.375%, 04/01/22	4,978,425

6,661,000		Quidel Corp.~ 3.250%, 12/15/20	12,699,896

5,000,000		Radius Health, Inc. 3.000%, 09/01/24	4,055,025

3,500,000		Retrophin, Inc. 2.500%, 09/15/25	3,110,538

20,000,000		Sarepta Therapeutics, Inc. 1.500%, 11/15/24	40,934,500

10,000,000		Supernus Pharmaceuticals, Inc.* 0.625%, 04/01/23	9,909,050

		Teladoc Health, Inc.

8,050,000		1.375%, 05/15/25*^	11,289,883

8,000,000		3.000%, 12/15/22	13,145,520

5,000,000		Theravance Biopharma, Inc.~ 3.250%, 11/01/23	5,258,625

5,000,000		Tilray, Inc.*^ 5.000%, 10/01/23	4,152,350

11,461,000		Wright Medical Group, Inc.* 1.625%, 06/15/23	12,316,621

7,500,000		Wright Medical Group, NV 2.250%, 11/15/21	11,173,875

			483,123,481

PRINCIPAL AMOUNT			VALUE

		Industrials (1.3%)

17,500,000		51job, Inc.~ 3.250%, 04/15/19	$28,704,375

5,000,000		Aerojet Rocketdyne Holdings, Inc.~ 2.250%, 12/15/23	8,095,850

7,500,000		Air Transport Services Group, Inc.^ 1.125%, 10/15/24	7,418,063

5,000,000	EUR	Airbus, SE 0.000%, 06/14/21	6,460,978

10,000,000		Arconic, Inc.^ 1.625%, 10/15/19	9,864,400

11,250,000		FTI Consulting, Inc.* 2.000%, 08/15/23	10,884,656

1,000,000,000	JPY	Nagoya Railroad Company, Ltd. 0.000%, 12/11/24	10,320,129

7,500,000		Navistar International Corp. 4.750%, 04/15/19	7,532,437

3,667,000		Patrick Industries, Inc.* 1.000%, 02/01/23	3,039,356

3,000,000		Tesla Energy Operations, Inc. 1.625%, 11/01/19	2,843,415

			95,163,659

		Information Technology (21.2%)

38,500,000		Advanced Micro Devices, Inc.~ 2.125%, 09/01/26	120,406,632

30,000,000		Akamai Technologies, Inc. 0.000%, 02/15/19	29,957,550

12,500,000		Alteryx, Inc.*~^ 0.500%, 06/01/23	21,748,500

36,000,000		Atlassian, Inc.*~^ 0.625%, 05/01/23	48,789,900

5,000,000		Avaya Holdings Corp.* 2.250%, 06/15/23	4,552,775

		CalAmp Corp.

7,500,000		1.625%, 05/15/20	7,206,225

5,000,000		2.000%, 08/01/25*	4,019,350

7,000,000		Carbonite, Inc. 2.500%, 04/01/22	9,021,775

8,800,000		Cardtronics, Inc.~ 1.000%, 12/01/20	8,336,636

30,000,000		Citrix Systems, Inc.~ 0.500%, 04/15/19	42,634,950

11,000,000		CSG Systems International, Inc. 4.250%, 03/15/36	11,312,070

15,000,000		Cypress Semiconductor Corp.~^ 4.500%, 01/15/22	18,360,825

10,000,000		DocuSign, Inc.*^ 0.500%, 09/15/23	10,018,700

		Electronics For Imaging, Inc.

10,500,000		0.750%, 09/01/19~	10,271,100

5,000,000		2.250%, 11/15/23*	5,013,325

10,000,000		Envestnet, Inc. 1.750%, 12/15/19	10,392,300

5,000,000		Euronet Worldwide, Inc.~ 1.500%, 10/01/44	7,964,825

		FireEye, Inc.

15,000,000		0.875%, 06/01/24*^	15,689,025

5,000,000		1.625%, 06/01/35	4,632,800

5,000,000		1.000%, 06/01/35~	4,835,175

14,500,000		Five9, Inc.*~ 0.125%, 05/01/23	19,859,490

4,999,000		Guidewire Software, Inc.^ 1.250%, 03/15/25	5,062,162

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

15,000,000	HubSpot, Inc.~^ 0.250%, 06/01/22	$25,938,525

5,000,000	II-VI, Inc. 0.250%, 09/01/22	5,277,900

15,000,000	Infinera Corp. 2.125%, 09/01/24	11,247,675

	Inphi Corp.

8,000,000	1.125%, 12/01/20	9,284,120

3,975,000	0.750%, 09/01/21	3,925,750

20,000,000	Integrated Device Technology, Inc.~ 0.875%, 11/15/22	31,277,100

15,000,000	Intel Corp.~ 3.250%, 08/01/39	34,437,000

25,000,000	j2 Global, Inc.~^ 3.250%, 06/15/29	30,057,500

17,500,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	18,891,337

	Microchip Technology, Inc.

20,000,000	1.625%, 02/15/25~^	31,358,800

19,903,000	1.625%, 02/15/27~	21,406,174

7,500,000	2.250%, 02/15/37	8,091,750

25,000,000	Micron Technology, Inc.~ 3.125%, 05/01/32	95,422,125

9,000,000	MongoDB, Inc.* 0.750%, 06/15/24	13,361,985

20,000,000	New Relic, Inc.*~ 0.500%, 05/01/23	22,865,300

15,000,000	Nice Systems, Inc.~^ 1.250%, 01/15/24	20,895,300

12,229,000	Nuance Communications, Inc.~ 1.000%, 12/15/35	11,127,412

11,500,000	Nutanix, Inc.^ 0.000%, 01/15/23	13,168,754

15,000,000	NXP Semiconductors, NV~^ 1.000%, 12/01/19	15,473,775

17,500,000	Okta, Inc.*~^ 0.250%, 02/15/23	31,448,725

25,000,000	ON Semiconductor Corp.~ 1.625%, 10/15/23	30,255,875

10,000,000	OSI Systems, Inc. 1.250%, 09/01/22	10,270,850

	Palo Alto Networks, Inc.~

30,000,000	0.750%, 07/01/23*	31,289,400

23,425,000	0.000%, 07/01/19	45,512,432

10,000,000	Pure Storage, Inc.* 0.125%, 04/15/23	9,731,450

12,000,000	Q2 Holdings, Inc.*~ 0.750%, 02/15/23	14,145,120

9,000,000	Quotient Technology, Inc. 1.750%, 12/01/22	8,445,060

20,000,000	RealPage, Inc.~ 1.500%, 11/15/22	28,750,700

10,000,000	Red Hat, Inc.~ 0.250%, 10/01/19	24,110,850

23,000,000	RingCentral, Inc.*~^ 0.000%, 03/15/23	29,459,550

7,500,000	Rovi Corp. 0.500%, 03/01/20	7,152,938

40,000,000	ServiceNow, Inc.~ 0.000%, 06/01/22	66,819,600

15,000,000	Silicon Laboratories, Inc.~^ 1.375%, 03/01/22	15,881,775

	Splunk, Inc.*~

25,000,000	1.125%, 09/15/25	26,900,375

25,000,000	0.500%, 09/15/23	26,694,875

PRINCIPAL AMOUNT			VALUE

		Square, Inc.~

25,000,000		0.375%, 03/01/22	$77,950,125

20,000,000		0.500%, 05/15/23*^	23,612,400

12,500,000		Synaptics, Inc.^ 0.500%, 06/15/22	11,226,438

5,000,000		Teradyne, Inc.^ 1.250%, 12/15/23	6,498,750

15,000,000		TTM Technologies, Inc.~ 1.750%, 12/15/20	19,326,975

15,000,000		Twilio, Inc.*~ 0.250%, 06/01/23	25,420,950

6,000,000		Viavi Solutions, Inc.~^ 1.000%, 03/01/24	6,315,720

10,000,000		Vishay Intertechnology, Inc.*^ 2.250%, 06/15/25	9,303,600

13,000,000		Wix.com, Ltd.*^ 0.000%, 07/01/23	13,543,530

		Workday, Inc.~

20,000,000		0.250%, 10/01/22	26,944,400

12,500,000		1.500%, 07/15/20^	27,910,375

10,000,000		Zendesk, Inc.* 0.250%, 03/15/23	12,481,950

			1,510,999,160

		Materials (0.8%)

15,000,000		Allegheny Technologies, Inc.~^ 4.750%, 07/01/22	30,377,925

3,000,000		Pretium Resources, Inc. 2.250%, 03/15/22	2,711,670

5,000,000		TimkenSteel Corp. 6.000%, 06/01/21	6,520,200

10,000,000	GBP	Volcan Holdings, PLC 4.125%, 04/11/20	19,018,058

			58,627,853

		Real Estate (1.0%)

31,500,000		Extra Space Storage, LP*~^ 3.125%, 10/01/35	35,907,795

6,000,000		Forestar Group, Inc. 3.750%, 03/01/20	5,963,040

		IH Merger Sub, LLC

13,500,000		3.000%, 07/01/19	16,531,762

7,700,000		3.500%, 01/15/22	8,424,917

5,000,000		iStar, Inc. 3.125%, 09/15/22	4,572,450

			71,399,964

		Utilities (0.2%)

		Chugoku Electric Power Company, Inc.

500,000,000	JPY	0.000%, 01/24/20	4,930,227

500,000,000	JPY	0.000%, 01/25/22	5,128,185

			10,058,412

		TOTAL CONVERTIBLE BONDS (Cost $2,823,527,158)	3,077,654,189

U.S. GOVERNMENT AND AGENCY SECURITIES (0.7%)

		United States Treasury Note

25,000,000		2.875%, 10/31/20	25,165,180

25,000,000		2.375%, 04/30/20	24,958,293

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $49,855,715)	50,123,473

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (4.9%)

	Communication Services (1.3%)

500,000	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	$94,468,000

	Consumer Staples (0.1%)

63,636	Energizer Holdings, Inc. 7.500%, 01/15/22	6,586,326

	Financials (0.6%)

200,000	2017 Mandatory Exchangeable Trust* 5.188%, 12/01/20	25,820,000

122,820	Assurant, Inc. 6.500%, 03/15/21	12,806,441

50,000	Virtus Investment Partners, Inc. 7.250%, 02/01/20	4,161,000

		42,787,441

	Health Care (0.5%)

514,735	Becton Dickinson and Company~ 6.125%, 05/01/20	31,656,203

	Industrials (0.5%)

100,000	Colfax Corp. 5.750%, 01/15/22	11,612,000

10,500	Fortive Corp. 5.000%, 07/01/21	10,320,345

300,000	Rexnord Corp. 5.750%, 11/15/19	16,656,000

		38,588,345

	Information Technology (0.2%)

65,000	Belden, Inc.~^ 6.750%, 07/15/19	4,762,550

100,000	MTS Systems Corp. 8.750%, 07/01/19	10,867,300

		15,629,850

	Materials (0.2%)

242,647	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	13,129,629

	Real Estate (0.2%)

12,856	Crown Castle International Corp. 6.875%, 08/01/20	14,223,878

	Utilities (1.3%)

400,000	CenterPoint Energy, Inc. 7.000%, 09/01/21	21,580,000

60,597	Dominion Energy, Inc. 6.750%, 08/15/19	2,911,686

130,000	DTE Energy Company 6.500%, 10/01/19	7,081,100

NUMBER OF SHARES		VALUE

	Sempra Energy

147,059	6.000%, 01/15/21	$14,754,430

135,000	6.750%, 07/15/21	13,734,900

88,235	South Jersey Industries, Inc.^ 7.250%, 04/15/21	4,334,103

250,000	Vistra Energy Corp.^ 7.000%, 07/01/19	24,512,500

		88,908,719

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $281,059,886)	345,978,391

COMMON STOCKS (50.3%)

	Communication Services (5.3%)

107,449	Activision Blizzard, Inc.	5,075,891

46,695	Alphabet, Inc. - Class A~#	52,573,434

47,349	Alphabet, Inc. - Class C~#	52,859,003

1,153,941	AT&T, Inc.~	34,687,466

216,352	CenturyLink, Inc.~^	3,314,513

30,922	Charter Communications, Inc. - Class A#	10,236,728

762,792	Comcast Corp. - Class A~	27,895,303

459,416	Facebook, Inc. - Class A~#	76,580,053

67,193	Netflix, Inc.#	22,812,024

291,156	Twenty-First Century Fox, Inc. - Class A~	14,356,902

283,879	Twitter, Inc.#	9,526,979

659,394	Verizon Communications, Inc.~	36,306,234

251,571	Walt Disney Company~^	28,055,198

		374,279,728

	Consumer Discretionary (5.2%)

65,674	Amazon.com, Inc.~#	112,875,874

106,686	Aptiv, PLC	8,442,063

6,106	Booking Holdings, Inc.~#	11,191,138

91,087	Carnival Corp.~	5,244,790

173,301	D.R. Horton, Inc.~	6,663,423

46,600	Darden Restaurants, Inc.~	4,889,738

59,880	Dollar General Corp.~	6,911,948

162,960	eBay, Inc.#	5,483,604

64,237	Expedia Group, Inc.	7,660,262

632,914	Ford Motor Company~	5,569,643

168,595	General Motors Company	6,578,577

194,685	Home Depot, Inc.~	35,730,538

122,327	Leggett & Platt, Inc.^	5,010,514

149,039	Lowe’s Companies, Inc.~	14,331,590

157,571	McDonald’s Corp.	28,170,543

276,674	MGM Resorts International	8,145,283

59,953	Mohawk Industries, Inc.~^#	7,721,347

210,694	Nike, Inc. - Class B~	17,251,625

19,163	O’Reilly Automotive, Inc.#	6,604,720

38,515	PVH Corp.~	4,202,372

80,468	Ross Stores, Inc.~	7,412,712

74,158	Royal Caribbean Cruises, Ltd.	8,902,668

195,435	Starbucks Corp.~	13,316,941

103,401	Tapestry, Inc.~	4,002,653

106,845	Target Corp.~	7,799,685

251,543	TJX Companies, Inc.~	12,509,233

72,113	VF Corp.	6,069,751

		368,693,235

	Consumer Staples (3.7%)

327,591	Altria Group, Inc.~	16,166,616

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

106,587	Archer-Daniels-Midland Company~	$4,785,756

101,511	Church & Dwight Company, Inc.	6,558,626

585,881	Coca-Cola Company	28,198,453

132,038	Colgate-Palmolive Company~	8,540,218

27,337	Constellation Brands, Inc. - Class A	4,747,343

65,667	Costco Wholesale Corp.~	14,094,108

144,418	General Mills, Inc.	6,417,936

70,911	Kellogg Company~^	4,184,458

67,154	Kimberly-Clark Corp.	7,479,613

95,373	Kraft Heinz Company	4,583,626

190,162	Kroger Company	5,387,290

368,951	Mondelez International, Inc. - Class A	17,067,673

82,437	Monster Beverage Corp.#	4,718,694

221,136	PepsiCo, Inc.~	24,915,393

328,047	Philip Morris International, Inc.~	25,167,766

394,982	Procter & Gamble Company	38,103,914

93,084	Sysco Corp.	5,943,413

133,974	Walgreens Boots Alliance, Inc.	9,680,961

290,729	Walmart, Inc.~	27,860,560

		264,602,417

	Energy (2.7%)

111,683	Anadarko Petroleum Corp.~	5,285,956

299,851	Chevron Corp.~	34,377,917

71,610	Concho Resources, Inc.~#	8,581,742

176,310	ConocoPhillips~	11,934,424

76,842	EOG Resources, Inc.~	7,622,726

561,284	Exxon Mobil Corp.~	41,130,892

324,627	Halliburton Company	10,180,303

451,894	Kinder Morgan, Inc.	8,179,281

141,974	Marathon Petroleum Corp.	9,407,197

122,645	Occidental Petroleum Corp.	8,190,233

90,588	ONEOK, Inc.^	5,816,656

63,581	Phillips 66~	6,066,263

81,484	Pioneer Natural Resources Company	11,596,803

307,151	Schlumberger, Ltd.	13,579,146

74,840	Valero Energy Corp.~	6,572,449

228,007	Williams Companies, Inc.	6,140,229

		194,662,217

	Financials (6.8%)

47,865	Affiliated Managers Group, Inc.	5,023,432

112,322	Aflac, Inc.~	5,357,759

87,629	Allstate Corp.~	7,699,960

111,637	American Express Company~	11,465,120

320,406	American International Group, Inc.~	13,851,151

110,071	Arthur J. Gallagher & Company	8,223,405

65,862	Assurant, Inc.	6,348,438

1,780,807	Bank of America Corp.~	50,699,575

163,522	Bank of New York Mellon Corp.	8,555,471

139,039	BB&T Corp.~	6,785,103

300,192	Berkshire Hathaway, Inc. - Class B~#	61,701,464

16,966	BlackRock, Inc.~	7,042,247

227,045	Capital One Financial Corp.~	18,297,557

112,700	Cboe Global Markets, Inc.	10,511,529

149,473	Charles Schwab Corp.~	6,990,852

73,140	Chubb Corp.~	9,731,277

397,955	Citigroup, Inc.~	25,652,179

35,285	CME Group, Inc.	6,431,750

77,460	Discover Financial Services	5,227,775

NUMBER OF SHARES		VALUE

204,120	E*TRADE Financial Corp.	$9,524,239

200,185	Fifth Third Bancorp~	5,368,962

95,121	Goldman Sachs Group, Inc.~	18,834,909

581,890	JPMorgan Chase & Company~	60,225,615

215,321	KeyCorp	3,546,337

159,298	MetLife, Inc.~	7,275,140

101,937	Morgan Stanley~	4,311,935

71,847	PNC Financial Services Group, Inc.~	8,813,472

52,539	Prudential Financial, Inc.~	4,840,944

368,924	Regions Financial Corp.~	5,596,577

45,607	S&P Global, Inc.	8,740,582

66,028	State Street Corp.~	4,681,385

91,127	SunTrust Banks, Inc.~	5,414,766

58,563	Travelers Companies, Inc.~	7,351,999

262,817	US Bancorp	13,445,718

581,402	Wells Fargo & Company~	28,436,372

210,736	Zions Bancorporation, N.A. ^	10,028,926

		482,033,922

	Health Care (8.0%)

275,260	Abbott Laboratories~	20,088,475

257,305	AbbVie, Inc.~	20,659,018

192,796	Agilent Technologies, Inc.	14,662,136

115,711	Alexion Pharmaceuticals, Inc.~#	14,227,825

54,223	Allergan, PLC	7,807,028

57,992	Amgen, Inc.~	10,850,883

205,809	Baxter International, Inc.	14,919,094

29,603	Becton Dickinson and Company	7,384,764

38,045	Biogen, Inc.~#	12,698,660

231,845	Bristol-Myers Squibb Company~	11,446,188

186,283	Celgene Corp.#	16,478,594

79,687	Cerner Corp.~#	4,375,613

64,386	Cigna Corp.	12,864,967

215,682	CVS Health Corp.~	14,137,955

83,617	Danaher Corp.	9,274,798

99,372	Edwards Lifesciences Corp.~#	16,934,976

131,647	Eli Lilly and Company~	15,779,209

278,791	Gilead Sciences, Inc.	19,518,158

44,485	HCA Healthcare, Inc.	6,202,544

52,185	Humana, Inc.	16,124,643

19,050	IDEXX Laboratories, Inc.#	4,053,459

24,531	Illumina, Inc.#	6,863,528

20,242	Intuitive Surgical, Inc.#	10,599,521

462,060	Johnson & Johnson~	61,490,945

49,246	Laboratory Corp. of America Holdings~#	6,862,430

41,016	McKesson Corp.	5,260,302

341,147	Medtronic, PLC	30,153,983

419,597	Merck & Company, Inc.	31,230,605

912,334	Pfizer, Inc.~	38,728,578

53,389	Quest Diagnostics, Inc.~^	4,663,529

10,844	Regeneron Pharmaceuticals, Inc.~#	4,655,004

55,429	Stryker Corp.~	9,842,527

49,162	Thermo Fisher Scientific, Inc.~	12,077,629

186,951	UnitedHealth Group, Inc.~	50,514,160

55,040	Varian Medical Systems, Inc.#	7,266,931

35,269	Vertex Pharmaceuticals, Inc.#	6,733,205

15,442	WellCare Health Plans, Inc.#	4,269,404

41,821	Zimmer Biomet Holdings, Inc.	4,581,909

53,924	Zoetis, Inc.	4,646,092

		570,929,269

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Industrials (4.8%)

94,029	3M Company	$18,834,009

58,382	Allegion, PLC	5,012,679

85,412	Boeing Company~	32,936,575

134,697	Caterpillar, Inc.~	17,936,253

221,527	CSX Corp.~	14,554,324

90,599	Deere & Company	14,858,236

200,272	Delta Air Lines, Inc.~	9,899,445

67,239	Eaton Corp., PLC	5,126,974

178,206	Emerson Electric Company~	11,667,147

33,692	FedEx Corp.	5,982,688

97,129	Fortune Brands Home & Security, Inc.	4,399,944

39,168	General Dynamics Corp.	6,704,387

1,353,483	General Electric Company	13,751,387

116,496	Honeywell International, Inc.	16,732,321

55,878	Illinois Tool Works, Inc.~	7,672,608

153,425	Johnson Controls International, PLC	5,181,162

32,023	Lockheed Martin Corp.	9,276,743

25,802	Norfolk Southern Corp.	4,328,027

46,479	Northrop Grumman Corp.	12,807,288

92,784	PACCAR, Inc.	6,079,208

157,680	Pentair, PLC	6,494,839

189,713	Quanta Services, Inc.	6,704,457

73,658	Raytheon Company	12,135,892

116,274	Southwest Airlines Company~	6,599,712

65,020	Stanley Black & Decker, Inc.	8,221,129

12,837	TransDigm Group, Inc.#	5,019,267

160,101	Union Pacific Corp.~	25,467,266

106,378	United Parcel Service, Inc. - Class B	11,212,241

117,945	United Technologies Corp.~	13,925,766

60,508	Verisk Analytics, Inc.#	7,104,244

82,653	Waste Management, Inc.	7,907,413

73,186	Xylem, Inc.	5,215,234

		339,748,865

	Information Technology (9.7%)

70,646	Accenture, PLC - Class A~	10,847,693

76,117	Adobe, Inc.#	18,863,315

391,719	Advanced Micro Devices, Inc.^#	9,561,861

60,752	Akamai Technologies, Inc.~#	3,954,955

85,558	Amphenol Corp. - Class A~	7,522,259

766,593	Apple, Inc.~	127,591,739

380,183	Applied Materials, Inc.~	14,857,552

44,654	Autodesk, Inc.#	6,573,069

64,181	Automatic Data Processing, Inc.	8,975,071

44,582	Broadcom, Inc.	11,959,122

870,606	Cisco Systems, Inc.~	41,170,958

114,599	Cognizant Technology Solutions Corp. - Class A~	7,985,258

57,150	DXC Technology Company	3,664,458

117,112	Fiserv, Inc.^#	9,712,098

89,640	FLIR Systems, Inc.	4,381,603

286,341	Hewlett Packard Enterprise Company	4,464,056

223,008	HP, Inc.	4,912,866

732,587	Intel Corp.~	34,519,499

69,517	International Business Machines Corp.	9,344,475

35,474	Intuit, Inc.	7,655,999

143,001	MasterCard, Inc. - Class A	30,191,801

103,554	Microchip Technology, Inc.^	8,322,635

290,462	Micron Technology, Inc.~#	11,101,458

1,198,315	Microsoft Corp.~	125,140,035

115,582	NVIDIA Corp.	16,614,912

479,324	Oracle Corp.	24,076,445

NUMBER OF SHARES		VALUE

165,623	PayPal Holdings, Inc.#	$14,700,697

190,779	QUALCOMM, Inc.	9,447,376

40,299	Red Hat, Inc.~#	7,166,774

147,699	Salesforce.com, Inc.#	22,445,817

57,428	TE Connectivity, Ltd.	4,648,797

155,745	Texas Instruments, Inc.~	15,680,407

319,878	Visa, Inc. - Class A~^	43,186,729

116,758	Xilinx, Inc.	13,069,891

		694,311,680

	Materials (1.0%)

91,867	Air Products & Chemicals, Inc.~	15,102,016

42,841	Avery Dennison Corp.	4,474,742

141,641	Ball Corp.^	7,404,992

447,982	DowDuPont, Inc.	24,105,911

325,565	Freeport-McMoRan, Inc.	3,789,577

35,842	Linde, PLC	5,842,604

74,564	PPG Industries, Inc.	7,862,028

13,859	Sherwin-Williams Company	5,841,846

		74,423,716

	Real Estate (1.5%)

53,896	Alexandria Real Estate Equities, Inc.^	7,098,642

61,477	American Tower Corp.~	10,625,685

155,935	Apartment Investment & Management Company - Class A	7,721,901

18,224	AvalonBay Communities, Inc.~	3,515,774

56,797	Crown Castle International Corp.	6,648,657

48,631	Digital Realty Trust, Inc.^	5,268,682

11,778	Equinix, Inc.	4,640,532

55,387	Federal Realty Investment Trust	7,342,655

92,565	Macerich Company^	4,272,800

83,482	Prologis, Inc.~	5,773,615

22,540	Public Storage~	4,790,201

121,893	Realty Income Corp.	8,372,830

67,092	Simon Property Group, Inc.	12,218,795

183,140	UDR, Inc.	8,012,375

88,902	Welltower, Inc.	6,889,016

198,753	Weyerhaeuser Company	5,215,279

		108,407,439

	Utilities (1.6%)

478,911	AES Corp.~	7,849,351

140,278	American Electric Power Company, Inc.~	11,098,795

159,176	CMS Energy Corp.~	8,299,437

65,656	Consolidated Edison, Inc.	5,098,188

99,273	Dominion Energy, Inc.~	6,972,936

176,502	Duke Energy Corp.~	15,493,346

75,893	Edison International	4,323,624

96,436	Entergy Corp.	8,601,127

106,253	Exelon Corp.~	5,074,643

188,423	FirstEnergy Corp.~^	7,386,182

65,234	NextEra Energy, Inc.	11,675,581

262,537	NiSource, Inc.	7,162,009

91,126	PG&E Corp.#	1,184,638

102,176	Public Service Enterprise Group, Inc.~	5,573,701

161,431	Xcel Energy, Inc.	8,452,527

		114,246,085

	TOTAL COMMON STOCKS (Cost $3,369,060,903)	3,586,338,573

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

EXCHANGE-TRADED FUND (1.7%)

		Other (1.7%)

452,890		SPDR S&P 500 ETF Trust^ (Cost $118,906,108)	$122,248,598

MUTUAL FUNDS (0.7%)

		Other (0.7%)

5,000,000		Calamos Short-Term Bond Fund - Class I (Cost $50,000,000)	50,150,000

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.5%)#

		Communication Services (0.0%)

1,000		Facebook, Inc.

16,669,000		Put, 06/21/19, Strike $150.00	585,000

375		Netflix, Inc.

12,731,250		Call, 06/21/19, Strike $370.00	905,625

			1,490,625

		Consumer Discretionary (0.0%)

50		Chipotle Mexican Grill, Inc.

2,648,050		Put, 06/21/19, Strike $450.00	77,250

500	EUR	Moncler, S.p.A.

8,225,000		Call, 03/15/19, Strike 38.00	47,930

			125,180

		Consumer Staples (0.0%)

1,000		Altria Group, Inc.

4,935,000		Call, 03/15/19, Strike $60.00	3,000

400		Constellation Brands, Inc.

6,946,400		Call, 04/18/19, Strike $165.00	546,000

			549,000

		Financials (0.0%)

1,000		American International Group, Inc.

4,323,000		Put, 02/15/19, Strike $35.00	7,000

500		Goldman Sachs Group, Inc.

9,900,500		Put, 04/18/19, Strike $180.00	163,250

			170,250

		Health Care (0.0%)

250		Allergan, PLC

3,599,500		Put, 05/17/19, Strike $135.00	144,375

208		Illumina, Inc.

5,819,632		Put, 06/21/19, Strike $280.00	502,320

50		Tilray, Inc.

402,450		Call, 01/17/20, Strike $170.00	21,500

			668,195

		Industrials (0.0%)

200		Boeing Company

7,712,400		Call, 05/17/19, Strike $365.00	669,000

		Information Technology (0.0%)

300		NVIDIA Corp.

4,312,500		Put, 04/18/19, Strike $140.00	285,000

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Other (0.5%)

	S&P 500 Index

5,200 1,406,132,000	Put, 03/29/19, Strike $2,475.00	$7,358,000

4,500 1,216,845,000	Put, 02/28/19, Strike $2,450.00	1,822,500

4,500 1,216,845,000	Call, 03/29/19, Strike $2,800.00	9,022,500

3,500 946,435,000	Call, 03/15/19, Strike $2,900.00	691,250

2,500 676,025,000	Put, 03/15/19, Strike $2,450.00	2,037,500

2,000 540,820,000	Put, 02/04/19, Strike $2,600.00	60,000

2,000 540,820,000	Put, 02/28/19, Strike $2,600.00	2,770,000

2,000 540,820,000	S&P 500 Index Put, 03/15/19, Strike $2,550.00	3,230,000

1,500 405,615,000	S&P 500 Index Call, 02/22/19, Strike $2,740.00	2,902,500

1,000 270,410,000	Put, 02/15/19, Strike $2,550.00	395,000

500 135,205,000	Put, 02/01/19, Strike $2,500.00	1,250

		30,290,500

	TOTAL PURCHASED OPTIONS (Cost $67,080,502)	34,247,750

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (2.7%)

97,398,510	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	97,437,470

97,412,200	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	97,412,200

	TOTAL SHORT TERM INVESTMENTS (Cost $194,842,735)	194,849,670

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.0%)

94,317,269	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***†	94,317,269

120,065,899	State Street Navigator Securities Lending Government Money Market Portfolio†	120,065,899

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $214,383,168)	214,383,168

TOTAL INVESTMENTS (107.7%) (Cost $7,168,716,175)		7,675,973,812

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.0%)		(214,383,168)

LIABILITIES, LESS OTHER ASSETS (-4.7%)		(334,934,797)

NET ASSETS (100.0%)		$7,126,655,847

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS SOLD SHORT (-32.4%)#

		Communication Services (-1.8%)

(87,000)		Boingo Wireless, Inc.	$(2,098,440)

(60,600)	JPY	CyberAgent, Inc.	(1,962,799)

(500,000)		Gannett Company, Inc.	(5,545,000)

(129,400)		IAC/InterActive Corp.	(27,339,632)

(40,000)		iQIYI, Inc.	(804,800)

(88,000)		Liberty Media Corp. / Liberty Formula One	(2,760,560)

(47,600)		Live Nation Entertainment, Inc.	(2,547,076)

(38,700)		Momo, Inc.	(1,177,641)

(939,000)		New York Times Company – Class A	(24,141,690)

(30,000)		Pandora Media, Inc.	(251,400)

(191,000)		Sea, Ltd.	(2,675,910)

(278,275)		Twitter, Inc.	(9,338,909)

(33,300)		Weibo Corp.	(2,019,978)

(507,009)		World Wrestling Entertainment, Inc. - Class A	(41,747,121)

(75,400)		Zillow Group, Inc. - Class C	(2,645,786)

			(127,056,742)

		Consumer Discretionary (-4.7%)

(551,850)		Alibaba Group Holding, Ltd.	(92,981,206)

(19,600)		Booking Holdings, Inc.	(35,923,076)

(309,300)		Chegg, Inc.	(10,893,546)

(220,000)		Ctrip.com International, Ltd.	(7,326,000)

(377,100)		Etsy, Inc.	(20,608,515)

(436,933)		LGI Homes, Inc.	(25,910,127)

(46,704)		MercadoLibre, Inc.	(17,000,256)

(55,000)		RH	(7,472,850)

(1,203,222)		TAL Education Group	(37,335,979)

(126,300)		Tesla, Inc.	(38,776,626)

(254,400)		Wayfair, Inc. - Class A	(27,846,624)

(2,403,300)	JPY	Yamada Denki Company, Ltd.	(11,835,022)

			(333,909,827)

		Consumer Staples (-0.7%)

(108,250)		Energizer Holdings, Inc.	(5,131,050)

(661,300)		Herbalife Nutrition Ltd.	(39,479,610)

(2,275,031)	GBP	J Sainsbury, PLC	(8,518,741)

			(53,129,401)

		Energy (-0.2%)

(526,400)		Chesapeake Energy Corp.	(1,500,240)

(364,400)		Renewable Energy Group, Inc.	(10,531,160)

(35,000)		SEACOR Holdings, Inc.	(1,448,650)

			(13,480,050)

		Financials (-1.2%)

(104,397)		Assurant, Inc.	(10,062,827)

(816,000)		AXA Equitable Holdings, Inc.	(15,128,640)

(90,550)	EUR	Eurazeo, SE	(6,730,296)

NUMBER OF SHARES			VALUE

(276,300)		Heritage Insurance Holdings, Inc.	$(4,011,876)

(34,000)		Hope Bancorp, Inc.	(486,540)

(102,100)		LendingTree, Inc.	(30,256,314)

(59,000)		PRA Group, Inc.	(1,741,090)

(698,300)	JPY	SBI Holdings, Inc.	(14,916,929)

(34,000)		Virtus Investment Partners, Inc.	(3,058,980)

			(86,393,492)

		Health Care (-4.5%)

(120,000)		Allscripts Healthcare Solutions, Inc.	(1,414,800)

(206,000)		AMAG Pharmaceuticals, Inc.	(3,372,220)

(169,000)	EUR	Bayer, AG	(12,809,482)

(114,500)		Becton Dickinson and Company	(28,563,170)

(33,500)		CONMED Corp.	(2,356,725)

(185,750)		DexCom, Inc.	(26,196,322)

(110,000)		Evolent Health, Inc. - Class A	(1,944,800)

(120,000)		Flexion Therapeutics, Inc.	(1,762,800)

(135,826)		Illumina, Inc.	(38,002,757)

(182,500)		Immunomedics, Inc.	(2,699,175)

(94,500)		Innoviva, Inc.	(2,461,725)

(808,600)		Innoviva, Inc.	(13,827,060)

(210,431)		Insmed, Inc.	(5,115,578)

(282,700)		Insulet Corp.	(22,952,413)

(13,500)		Intercept Pharmaceuticals, Inc.	(1,629,180)

(142,100)		Ionis Pharmaceuticals, Inc.	(8,241,800)

(322,000)		Ironwood Pharmaceuticals, Inc.	(4,398,520)

(19,600)		Ligand Pharmaceuticals, Inc.	(2,314,760)

(344,000)		Medicines Company	(7,949,840)

(168,040)		Molina Healthcare, Inc.	(22,345,959)

(166,371)		Neurocrine Biosciences, Inc.	(14,677,250)

(162,000)		NuVasive, Inc.	(8,122,680)

(33,500)		Pacira Pharmaceuticals, Inc.	(1,362,780)

(187,773)		Quidel Corp.	(10,896,467)

(58,137)		Retrophin, Inc.	(1,253,434)

(245,000)		Sarepta Therapeutics, Inc.	(34,228,950)

(90,000)		Supernus Pharmaceuticals, Inc.	(3,431,700)

(265,200)		Teladoc Health, Inc.	(17,025,840)

(555,717)		Wright Medical Group, NV	(16,582,595)

			(317,940,782)

		Industrials (-1.2%)

(409,417)		51job, Inc.	(28,511,800)

(168,659)		Aerojet Rocketdyne Holdings, Inc.	(6,656,971)

(148,800)		Air Transport Services Group, Inc.	(3,534,000)

(26,615)		Arconic, Inc.	(500,894)

(380,000)		Colfax Corp.	(9,405,000)

(2,025)	EUR	Dassault Aviation, SA	(3,015,476)

(101,500)		Fortive Corp.	(7,611,485)

(56,050)		FTI Consulting, Inc.	(3,829,336)

(189,000)	JPY	Nagoya Railroad Company, Ltd.	(5,001,877)

(13,000)		Patrick Industries, Inc.	(518,700)

(535,000)		Rexnord Corp.	(13,990,250)

			(82,575,789)

		Information Technology (-15.5%)

(4,690,600)		Advanced Micro Devices, Inc.	(114,497,546)

(250,000)		Alteryx, Inc. - Class A	(17,787,500)

(359,150)		Atlassian Corp., PLC - Class A	(35,340,360)

(105,000)		Avaya Holdings Corp.	(1,775,550)

(75,000)		Belden, Inc.	(4,020,750)

(100,231)		CalAmp Corp.	(1,444,329)

(208,400)		Carbonite, Inc.	(5,968,576)

(56,610)		Cardtronics, PLC - Class A	(1,532,433)

(406,966)		Citrix Systems, Inc.	(41,730,294)

(55,000)		CSG Systems International, Inc.	(1,990,450)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

(744,000)		Cypress Semiconductor Corp.	$(10,319,280)

(70,770)		DocuSign, Inc.	(3,499,576)

(69,800)		Electronics For Imaging, Inc.	(1,843,418)

(55,050)		Envestnet, Inc.	(2,986,462)

(69,267)		Euronet Worldwide, Inc.	(7,966,398)

(401,000)		FireEye, Inc.	(7,089,680)

(268,700)		Five9, Inc.	(13,738,631)

(27,000)		Guidewire Software, Inc.	(2,340,360)

(142,000)		HubSpot, Inc.	(22,480,020)

(71,500)		II-VI, Inc.	(2,714,140)

(738,000)		Infinera Corp.	(3,247,200)

(166,700)		Inphi Corp.	(6,574,648)

(532,900)		Integrated Device Technology, Inc.	(26,032,165)

(726,850)		Intel Corp.	(34,249,172)

(278,000)		j2 Global, Inc.	(20,894,480)

(194,500)		Lumentum Holdings, Inc.	(9,512,995)

(703,000)		Microchip Technology, Inc.	(56,500,110)

(2,492,300)		Micron Technology, Inc.	(95,255,706)

(120,000)		MongoDB, Inc.	(11,083,200)

(190,500)		MTS Systems Corp.	(9,536,430)

(124,700)		New Relic, Inc.	(12,675,755)

(162,900)		Nice, Ltd.	(17,910,855)

(201,570)		Nuance Communications, Inc.	(3,198,916)

(178,900)		Nutanix, Inc. - Class A	(9,165,047)

(33,273)		NXP Semiconductors, NV	(2,895,749)

(327,300)		Okta, Inc.	(26,979,339)

(888,000)		ON Semiconductor Corp.	(17,795,520)

(50,100)		OSI Systems, Inc.	(4,493,469)

(279,400)		Palo Alto Networks, Inc.	(60,020,708)

(239,973)		Pure Storage, Inc. - Class A	(4,297,916)

(159,600)		Q2 Holdings, Inc.	(9,485,028)

(240,500)		Quotient Technology, Inc.	(2,405,000)

(418,800)		RealPage, Inc.	(23,356,476)

(125,000)		Red Hat, Inc.	(22,230,000)

(217,900)		RingCentral, Inc. - Class A	(20,142,676)

(272,950)		ServiceNow, Inc.	(60,054,459)

(94,600)		Silicon Laboratories, Inc.	(7,236,900)

(241,000)		Splunk, Inc.	(30,086,440)

(1,233,500)		Square, Inc. - Class A	(88,010,225)

(69,000)		Synaptics, Inc.	(2,746,200)

(119,800)		Teradyne, Inc.	(4,311,602)

(17,500)		TiVo Corp.	(194,775)

(1,273,100)		TTM Technologies, Inc.	(14,615,188)

(191,500)		Twilio, Inc. - Class A	(21,317,780)

(272,400)		Viavi Solutions, Inc.	(3,029,088)

(146,000)		Vishay Intertechnology, Inc.	(2,847,000)

(53,150)		Wix.com, Ltd.	(5,811,953)

(253,497)		Workday, Inc. - Class A	(46,017,310)

(116,000)		Zendesk, Inc.	(7,833,480)

			(1,105,116,713)

		Materials (-0.8%)

(964,000)		Allegheny Technologies, Inc.	(26,403,960)

(725,000)	GBP	Anglo American, PLC	(18,527,937)

(71,000)		International Flavors &

		Fragrances, Inc.	(10,066,380)

(85,500)		Pretium Resources, Inc.	(672,030)

(300,000)		TimkenSteel Corp.	(3,819,000)

			(59,489,307)

		Real Estate (-0.7%)

(90,000)		Crown Castle International Corp.	(10,535,400)

(207,700)		Extra Space Storage, Inc.	(20,481,297)

(853,999)		Invitation Homes, Inc.	(19,206,438)

(96,900)		iStar, Inc.	(929,271)

			(51,152,406)

NUMBER OF SHARES			VALUE

		Utilities (-1.1%)

(575,000)		CenterPoint Energy, Inc.	$(17,779,000)

(385,000)	JPY	Chugoku Electric Power Company, Inc.	(5,268,420)

(30,000)		Dominion Energy, Inc.	(2,107,200)

(42,000)		DTE Energy Company	(4,945,500)

(188,000)		Sempra Energy	(21,992,240)

(114,706)		South Jersey Industries, Inc.	(3,415,945)

(808,480)		Vistra Energy Corp.	(20,300,933)

			(75,809,238)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $1,826,109,447)	(2,306,053,747)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

WRITTEN OPTIONS (-3.9%) #

		Communication Services (0.0%)

2,200 36,671,800		Facebook, Inc. Put, 06/21/19, Strike $135.00	(584,100)

750 25,462,500		Netflix, Inc. Call, 06/21/19, Strike $400.00	(1,115,625)

140 4,753,000		Put, 03/15/19, Strike $310.00	(107,100)

			(1,806,825)

		Consumer Discretionary (0.0%)

150 7,944,150		Chipotle Mexican Grill, Inc. Put, 06/21/19, Strike $410.00	(128,250)

500 2,794,500		Foot Locker, Inc. Put, 05/17/19, Strike $45.00	(60,000)

305 9,364,110		Tesla, Inc. Call, 01/17/20, Strike $325.00	(1,720,963)

			(1,909,213)

		Consumer Staples (0.0%)

		Altria Group, Inc.

1,000 4,935,000		Call, 03/15/19, Strike $65.00	(4,000)

1,000 4,935,000		Put, 03/15/19, Strike $47.50	(81,500)

		Constellation Brands, Inc.

400 6,946,400		Call, 04/18/19, Strike $175,00	(314,000)

400 6,946,400		Put, 04/18/19, Strike $140.00	(34,000)

			(433,500)

		Energy (0.0%)

3,000 1,806,000		Oasis Petroleum, Inc. Call, 01/17/20, Strike $12.00	(90,000)

		Financials (0.0%)

2,000 8,646,000		American International Group, Inc. Put, 02/15/19, Strike $32.00	(14,000)

500 9,900,500		Goldman Sachs Group, Inc. Call, 06/21/19, Strike $225.00	(157,500)

			(171,500)

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Health Care (-0.1%)

500 7,199,000	Allergan, PLC Put, 05/17/19, Strike $125.00	$(156,000)

416 11,639,264	Illumina, Inc. Put, 06/21/19, Strike $250.00	(522,080)

3,000 4,437,000	Immunomedics, Inc. Call, 01/17/20, Strike $10.00	(2,115,000)

	Tilray, Inc.

50 402,450	Call, 01/17/20, Strike $175.00	(21,125)

50 402,450	Call, 01/15/21, Strike $185.00	(35,500)

		(2,849,705)

	Industrials (0.0%)

400 15,424,800	Boeing Company Call, 05/17/19, Strike $390.00	(769,000)

	Information Technology (0.0%)

3,500 8,543,500	Advanced Micro Devices, Inc. Put, 01/17/20, Strike $10.00	(99,750)

1,000 16,644,000	Apple, Inc. Put, 04/18/19, Strike $125.00	(25,500)

360 6,104,880	Lam Research Corp. Put, 03/15/19, Strike $135.00	(17,640)

600 8,625,000	NVIDIA Corp. Put, 04/18/19, Strike $125.00	(262,500)

		(405,390)

	Other (-3.8%)

	S&P 500 Index

5,500 1,487,255,000	Call, 12/31/19, Strike $2,500.00	(170,940,000)

5,200 1,406,132,000	Put, 03/29/19, Strike $2,200.00	(1,690,000)

2,000 540,820,000	Put, 02/04/19, Strike $2,525.00	(20,000)

2,000 540,820,000	Call, 03/29/19, Strike $2,500.00	(44,330,000)

1,000 270,410,000	Call, 02/28/19, Strike $2,600.00	(11,820,000)

1,000 270,410,000	Call, 03/29/19, Strike $2,575.00	(15,670,000)

1,000 270,410,000	Call, 03/29/19, Strike $2,550.00	(17,780,000)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

500 135,205,000	Call, 06/28/19, Strike $2,675.00	$(6,360,000)

250 67,602,500	Call, 03/29/19, Strike $2,600.00	(3,408,750)

		(272,018,750)

	TOTAL WRITTEN OPTIONS (Premium $165,732,435)	(280,453,883)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS

State Street Bank and Trust	British Pound Sterling	04/24/19	2,010,000	$2,647,024	$6,281

Northern Trust Company	British Pound Sterling	04/24/19	26,691,000	35,150,112	(543,629)

State Street Bank and Trust	European Monetary Unit	04/24/19	40,408,000	46,567,445	(186,944)

Bank of New York	Japanese Yen	04/24/19	6,684,131,000	61,766,026	61,160

					$(663,132)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $1,249,152,742
^	Security, or portion of security, is on loan.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen

See accompanying Notes to Schedule of Investments

Calamos Market Neutral Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

	TOTAL RETURN SWAPS
COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	FIXED RATE (FUND PAYS)	FLOATING RATE (FUND RECEIVES)	TERMINATION DATE	PERIODIC PAYMENT FREQUENCY	NOTIONAL AMOUNT	UPFRONT PAYMENTS (PAID)/ RECIEVED	MARKET VALUE	UNREALIZED APPRECIATION/ (DEPRECIATION)

Goldman Sachs & Co.	Nio, Inc.	Equity returns on 89,600 shares of Nio, Inc.	OBFR	03/04/19	At maturity	$668,416	$—	$—	$—

Goldman Sachs & Co.	iQIYI, Inc.	Equity returns on 156,200 shares of iQIYI, Inc.	FED Funds minus 1.000%	06/07/19	At maturity	3,000,602	—	(142,142)	(142,142)

Goldman Sachs & Co.	Nio, Inc.	Equity returns on 507,500 shares of Nio, Inc.	OBFR minus 1.000%	08/08/19	Monthly	3,785,950	—	—	—

Goldman Sachs & Co.	Nio, Inc.	Equity returns on 1,232,800 shares of Nio, Inc.	OBFR minus 1.500%	01/31/22	Monthly	9,196,688	—	—	—

							$—	$(142,142)	$(142,142)

ABBREVIATION

OBFR	Overnight Bank Funding Rate

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (99.3%)

	Communication Services (10.4%)

4,012	Activision Blizzard, Inc.	$189,527

1,737	Alphabet, Inc. - Class A#~	1,955,671

1,767	Alphabet, Inc. - Class C#~	1,972,626

43,067	AT&T, Inc.~	1,294,594

8,060	CenturyLink, Inc.	123,479

1,155	Charter Communications, Inc. - Class A#	382,363

28,629	Comcast Corp. - Class A~	1,046,963

17,329	Facebook, Inc. - Class A#~	2,888,571

2,522	Netflix, Inc.#~	856,219

10,859	Twenty-First Century Fox, Inc. - Class A	535,457

8,254	Twitter, Inc.#	277,004

24,588	Verizon Communications, Inc.	1,353,815

9,392	Walt Disney Company~^	1,047,396

		13,923,685

	Consumer Discretionary (10.3%)

2,449	Amazon.com, Inc.#~	4,209,170

3,973	Aptiv, PLC	314,384

226	Booking Holdings, Inc.#	414,215

3,518	Carnival Corp.	202,566

6,125	D.R. Horton, Inc.	235,506

1,745	Darden Restaurants, Inc.	183,103

2,238	Dollar General Corp.	258,332

6,087	eBay, Inc.#	204,828

2,417	Expedia Group, Inc.	288,227

23,672	Ford Motor Company	208,314

6,301	General Motors Company	245,865

7,262	Home Depot, Inc.~	1,332,795

4,565	Leggett & Platt, Inc.^	186,982

5,559	Lowe’s Companies, Inc.	534,553

5,910	McDonald’s Corp.~	1,056,590

10,309	MGM Resorts International	303,497

2,233	Mohawk Industries, Inc.#	287,588

7,855	Nike, Inc. - Class B	643,167

714	O’Reilly Automotive, Inc.#	246,087

1,446	PVH Corp.	157,773

3,006	Ross Stores, Inc.	276,913

2,570	Royal Caribbean Cruises, Ltd.	308,529

7,287	Starbucks Corp.	496,536

3,859	Tapestry, Inc.	149,382

3,980	Target Corp.	290,540

9,391	TJX Companies, Inc.	467,014

2,688	VF Corp.	226,249

		13,728,705

	Consumer Staples (7.3%)

11,580	Altria Group, Inc.~	571,473

3,990	Archer-Daniels-Midland Company	179,151

3,562	Church & Dwight Company, Inc.	230,141

21,873	Coca-Cola Company~	1,052,748

4,933	Colgate-Palmolive Company	319,066

986	Constellation Brands, Inc. - Class A	171,229

2,359	Costco Wholesale Corp.	506,312

5,386	General Mills, Inc.	239,354

2,648	Kellogg Company	156,258

2,502	Kimberly-Clark Corp.	278,673

3,354	Kraft Heinz Company	161,193

7,085	Kroger Company	200,718

NUMBER OF SHARES		VALUE

13,870	Mondelez International, Inc. - Class A	$641,626

3,075	Monster Beverage Corp.#	176,013

8,247	PepsiCo, Inc.~	929,190

12,314	Philip Morris International, Inc.~	944,730

14,739	Procter & Gamble Company~	1,421,871

3,478	Sysco Corp.	222,070

4,999	Walgreens Boots Alliance, Inc.~	361,228

10,019	Walmart, Inc.~	960,121

		9,723,165

	Energy (5.4%)

4,172	Anadarko Petroleum Corp.	197,461

11,191	Chevron Corp.~	1,283,048

2,672	Concho Resources, Inc.#	320,212

6,583	ConocoPhillips	445,603

2,863	EOG Resources, Inc.	284,010

20,933	Exxon Mobil Corp.~	1,533,970

12,189	Halliburton Company	382,247

16,880	Kinder Morgan, Inc.	305,528

5,304	Marathon Petroleum Corp.	351,443

4,317	Occidental Petroleum Corp.	288,289

3,384	ONEOK, Inc.	217,287

2,372	Phillips 66	226,313

3,042	Pioneer Natural Resources Company	432,937

11,466	Schlumberger, Ltd.	506,912

2,562	Valero Energy Corp.~	224,995

8,518	Williams Companies, Inc.	229,390

		7,229,645

	Financials (13.3%)

1,781	Affiliated Managers Group, Inc.	186,916

3,499	Aflac, Inc.	166,902

2,686	Allstate Corp.	236,019

4,173	American Express Company	428,567

11,964	American International Group, Inc.	517,204

4,144	Arthur J. Gallagher & Company	309,598

2,472	Assurant, Inc.~	238,276

66,462	Bank of America Corp.~	1,892,173

6,097	Bank of New York Mellon Corp.	318,995

4,899	BB&T Corp.	239,071

11,201	Berkshire Hathaway, Inc. - Class B#~	2,302,254

633	BlackRock, Inc.	262,746

8,493	Capital One Financial Corp.	684,451

4,206	Cboe Global Markets, Inc.	392,294

5,621	Charles Schwab Corp.	262,894

2,727	Chubb Corp.	362,827

14,945	Citigroup, Inc.~	963,355

1,319	CME Group, Inc.	240,427

2,686	Discover Financial Services	181,278

7,627	E*TRADE Financial Corp.	355,876

7,077	Fifth Third Bancorp	189,805

3,550	Goldman Sachs Group, Inc.~	702,935

21,846	JPMorgan Chase & Company~	2,261,061

8,042	KeyCorp	132,452

5,982	MetLife, Inc.	273,198

3,818	Morgan Stanley	161,501

2,697	PNC Financial Services Group, Inc.	330,841

1,962	Prudential Financial, Inc.	180,779

13,017	Regions Financial Corp.	197,468

1,702	S&P Global, Inc.	326,188

2,309	State Street Corp.	163,708

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

3,209	SunTrust Banks, Inc.	$190,679

2,186	Travelers Companies, Inc.	274,430

9,082	US Bancorp	464,635

21,682	Wells Fargo & Company~	1,060,467

7,854	Zions Bancorporation, N.A.	373,772

		17,826,042

	Health Care (15.7%)

10,280	Abbott Laboratories~	750,234

9,596	AbbVie, Inc.~	770,463

7,234	Agilent Technologies, Inc.	550,146

3,861	Alexion Pharmaceuticals, Inc.#	474,749

2,026	Allergan, PLC	291,703

1,445	Amgen, Inc.	270,374

7,683	Baxter International, Inc.	556,941

1,103	Becton Dickinson and Company	275,154

1,401	Biogen, Inc.#~	467,626

8,643	Bristol-Myers Squibb Company~	426,705

6,995	Celgene Corp.#	618,778

2,775	Cerner Corp.#	152,375

2,381	Cigna Corp.	475,748

8,041	CVS Health Corp.~	527,088

3,126	Danaher Corp.	346,736

3,703	Edwards Lifesciences Corp.#	631,065

4,774	Eli Lilly and Company	572,212

10,398	Gilead Sciences, Inc.	727,964

1,663	HCA Healthcare, Inc.	231,872

1,962	Humana, Inc.	606,238

711	IDEXX Laboratories, Inc.#	151,287

915	Illumina, Inc.#	256,008

694	Intuitive Surgical, Inc.#	363,406

17,347	Johnson & Johnson~	2,308,539

1,841	Laboratory Corp. of America Holdings#	256,543

1,530	McKesson Corp.	196,222

11,749	Medtronic, PLC	1,038,494

15,657	Merck & Company, Inc.~	1,165,351

34,023	Pfizer, Inc.~	1,444,276

1,898	Quest Diagnostics, Inc.	165,790

405	Regeneron Pharmaceuticals, Inc.#	173,854

2,064	Stryker Corp.	366,504

1,836	Thermo Fisher Scientific, Inc.	451,050

7,021	UnitedHealth Group, Inc.~	1,897,074

1,898	Varian Medical Systems, Inc.#	250,593

1,314	Vertex Pharmaceuticals, Inc.#~	250,856

560	WellCare Health Plans, Inc.#	154,829

1,475	Zimmer Biomet Holdings, Inc.	161,601

2,006	Zoetis, Inc.	172,837

		20,949,285

	Industrials (9.5%)

3,506	3M Company	702,252

2,186	Allegion, PLC	187,690

3,183	Boeing Company~	1,227,428

5,028	Caterpillar, Inc.	669,529

8,313	CSX Corp.	546,164

3,379	Deere & Company	554,156

7,532	Delta Air Lines, Inc.	372,307

2,327	Eaton Corp., PLC	177,434

6,655	Emerson Electric Company	435,703

1,266	FedEx Corp.	224,804

3,614	Fortune Brands Home & Security, Inc.	163,714

1,472	General Dynamics Corp.	251,962

50,171	General Electric Company	509,737

NUMBER OF SHARES		VALUE

4,346	Honeywell International, Inc.~	$624,216

2,097	Illinois Tool Works, Inc.	287,939

5,410	Johnson Controls International, PLC	182,696

1,180	Lockheed Martin Corp.	341,834

968	Norfolk Southern Corp.	162,372

1,735	Northrop Grumman Corp.	478,079

3,461	PACCAR, Inc.	226,765

5,894	Pentair, PLC	242,774

7,085	Quanta Services, Inc.	250,384

2,748	Raytheon Company	452,760

4,375	Southwest Airlines Company	248,325

2,431	Stanley Black & Decker, Inc.	307,376

481	TransDigm Group, Inc.#	188,071

6,006	Union Pacific Corp.~	955,374

3,966	United Parcel Service, Inc. - Class B~	418,016

4,430	United Technologies Corp.~	523,050

2,256	Verisk Analytics, Inc.#	264,877

3,089	Waste Management, Inc.	295,525

2,739	Xylem, Inc.~	195,181

		12,668,494

	Information Technology (19.3%)

2,636	Accenture, PLC - Class A	404,758

2,849	Adobe, Inc.#	706,039

14,620	Advanced Micro Devices, Inc.#^	356,874

2,122	Akamai Technologies, Inc.#	138,142

3,010	Amphenol Corp. - Class A	264,639

28,598	Apple, Inc.~	4,759,851

14,180	Applied Materials, Inc.	554,154

1,678	Autodesk, Inc.#	247,002

2,393	Automatic Data Processing, Inc.	334,637

1,664	Broadcom, Inc.~	446,368

32,688	Cisco Systems, Inc.~	1,545,816

4,040	Cognizant Technology Solutions Corp. - Class A	281,507

2,130	DXC Technology Company	136,576

4,368	Fiserv, Inc.#^	362,238

3,338	FLIR Systems, Inc.	163,161

10,662	Hewlett Packard Enterprise Company	166,221

8,299	HP, Inc.	182,827

27,321	Intel Corp.~	1,287,366

2,609	International Business Machines Corp.	350,702

1,322	Intuit, Inc.	285,314

5,333	MasterCard, Inc. - Class A~	1,125,956

3,858	Microchip Technology, Inc.^	310,067

10,828	Micron Technology, Inc.#	413,846

44,526	Microsoft Corp.~	4,649,850

4,311	NVIDIA Corp.~	619,706

17,758	Oracle Corp.~	891,984

6,138	PayPal Holdings, Inc.#	544,809

7,113	QUALCOMM, Inc.	352,236

1,534	Red Hat, Inc.#	272,807

5,508	Salesforce.com, Inc.#	837,051

2,160	TE Connectivity, Ltd.	174,852

5,807	Texas Instruments, Inc.	584,649

12,003	Visa, Inc. - Class A~	1,620,525

4,389	Xilinx, Inc.	491,305

		25,863,835

	Materials (2.1%)

3,430	Air Products & Chemicals, Inc.	563,858

1,595	Avery Dennison Corp.	166,598

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

5,293	Ball Corp.	$276,718

16,706	DowDuPont, Inc.~	898,950

12,153	Freeport-McMoRan, Inc.	141,461

1,349	Linde, PLC	219,900

2,778	PPG Industries, Inc.	292,912

517	Sherwin-Williams Company	217,926

		2,778,323

	Real Estate (2.9%)

1,917	Alexandria Real Estate Equities, Inc.	252,488

2,140	American Tower Corp.	369,878

5,817	Apartment Investment & Management Company - Class A	288,058

668	AvalonBay Communities, Inc.	128,871

2,124	Crown Castle International Corp.	248,635

1,693	Digital Realty Trust, Inc.	183,420

394	Equinix, Inc.	155,236

2,067	Federal Realty Investment Trust	274,022

3,410	Macerich Company	157,406

2,934	Prologis, Inc.	202,915

830	Public Storage	176,392

4,536	Realty Income Corp.	311,578

2,352	Simon Property Group, Inc.	428,346

6,823	UDR, Inc.	298,506

3,321	Welltower, Inc.	257,344

7,421	Weyerhaeuser Company	194,727

		3,927,822

	Utilities (3.1%)

16,759	AES Corp.	274,680

5,271	American Electric Power Company, Inc.~	417,042

5,929	CMS Energy Corp.	309,138

2,466	Consolidated Edison, Inc.	191,485

3,697	Dominion Energy, Inc.	259,677

6,592	Duke Energy Corp.	578,646

2,681	Edison International	152,737

3,589	Entergy Corp.	320,103

3,736	Exelon Corp.	178,431

6,650	FirstEnergy Corp.	260,680

2,436	NextEra Energy, Inc.	435,995

9,815	NiSource, Inc.	267,753

3,212	PG&E Corp.#	41,756

3,835	Public Service Enterprise Group, Inc.	209,199

6,019	Xcel Energy, Inc.	315,155

		4,212,477

	TOTAL COMMON STOCKS (Cost $131,733,335)	132,831,478

EXCHANGE-TRADED FUND (3.2%)

	Other (3.2%)

15,960	SPDR S&P 500 ETF Trust^ (Cost $4,237,857)	4,308,083

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.8%)#

	Communication Services (0.1%)

32 533,408	Facebook, Inc. Put, 06/21/19, Strike $150.00	$18,720

14 475,300	Netflix, Inc. Call, 06/21/19, Strike $370.00	33,810

		52,530

	Consumer Discretionary (0.0%)

2 105,922	Chipotle Mexican Grill, Inc. Put, 06/21/19, Strike $450.00	3,090

	Consumer Staples (0.0%)

30 148,050	Altria Group, Inc. Call, 03/15/19, Strike $60.00	90

13 225,758	Constellation Brands, Inc. Call, 04/18/19, Strike $165.00	17,745

		17,835

	Financials (0.0%)

29 125,367	American International Group, Inc. Put, 02/15/19, Strike $35.00	203

19 376,219	Goldman Sachs Group, Inc. Put, 04/18/19, Strike $180.00	6,204

		6,407

	Health Care (0.0%)

8 115,184	Allergan, PLC Put, 05/17/19, Strike $135.00	4,620

6 167,874	Illumina, Inc. Put, 06/21/19, Strike $280.00	14,490

		19,110

	Industrials (0.0%)

7 269,934	Boeing Company Call, 05/17/19, Strike $365.00	23,415

	Information Technology (0.0%)

10 143,750	NVIDIA Corp. Put, 04/18/19, Strike $140.00	9,500

	Other (0.7%)

25 6,760,250	S&P 500 Index Put, 03/15/19, Strike $2,550.00	40,375

	S&P 500 Index

210 56,786,100	Call, 03/15/19, Strike $2,900.00	41,475

155 41,913,550	Call, 03/29/19, Strike $2,800.00	310,775

140 37,857,400	Put, 03/29/19, Strike $2,475.00	198,100

100 27,041,000	Put, 02/28/19, Strike $2,450.00	40,500

60 16,224,600	Put, 02/28/19, Strike $2,600.00	83,100

60 16,224,600	Put, 03/29/19, Strike $2,250.00	24,300

50 13,520,500	Put, 02/04/19, Strike $2,600.00	1,500

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

50 13,520,500	Put, 03/15/19, Strike $2,450.00	$40,750

40 10,816,400	Put, 02/28/19, Strike $2,550.00	35,400

35 9,464,350	Put, 02/15/19, Strike $2,550.00	13,825

30 8,112,300	Call, 02/22/19, Strike $2,740.00	58,050

15 4,056,150	Put, 02/01/19, Strike $2,500.00	37

		888,187

	TOTAL PURCHASED OPTIONS (Cost $2,283,274)	1,020,074

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.9%)

1,247,887	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	1,248,386

1,248,009	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	1,248,009

	TOTAL SHORT TERM INVESTMENTS (Cost $2,496,305)	2,496,395

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.3%)

360,184	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $360,184)	360,184

TOTAL INVESTMENTS (105.5%) (Cost $141,110,955)		141,016,214

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.3%)		(360,184)

LIABILITIES, LESS OTHER ASSETS (-5.2%)		(6,895,454)

NET ASSETS (100.0%)		$133,760,576

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-5.5%)#

	Communication Services (-0.1%)

70 1,166,830	Facebook, Inc. Put, 06/21/19, Strike $135.00	(18,585)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Netflix, Inc.

28 950,600	Call, 06/21/19, Strike $400.00	$(41,650)

4 135,800	Put, 03/15/19, Strike $310.00	(3,060)

		(63,295)

	Consumer Discretionary (0.0%)

6 317,766	Chipotle Mexican Grill, Inc. Put, 06/21/19, Strike $410.00	(5,130)

15 83,835	Foot Locker, Inc. Put, 05/17/19, Strike $45.00	(1,800)

		(6,930)

	Consumer Staples (0.0%)

	Altria Group, Inc.

30 148,050	Call, 03/15/19, Strike $65.00	(120)

30 148,050	Put, 03/15/19, Strike $47.50	(2,445)

	Constellation Brands, Inc.

13 225,758	Call, 04/18/19, Strike $175.00	(10,205)

13 225,758	Put, 04/18/19, Strike $140.00	(1,105)

		(13,875)

	Financials (0.0%)

58 250,734	American International Group, Inc. Put, 02/15/19, Strike $32.00	(406)

19 376,219	Goldman Sachs Group, Inc. Call, 06/21/19, Strike $225.00	(5,985)

		(6,391)

	Health Care (0.0%)

16 230,368	Allergan, PLC Put, 05/17/19, Strike $125.00	(4,992)

12 335,748	Illumina, Inc. Put, 06/21/19, Strike $250.00	(15,060)

		(20,052)

	Industrials (0.0%)

14 539,868	Boeing Company Call, 05/17/19, Strike $390.00	(26,915)

	Information Technology (0.0%)

11 183,084	Apple, Inc. Put, 04/18/19, Strike $125.00	(281)

9 152,622	Lam Research Corp. Put, 03/15/19, Strike $135.00	(441)

20 287,500	NVIDIA Corp. Put, 04/18/19, Strike $125.00	(8,750)

		(9,472)

	Other (-5.4%)

	S&P 500 Index

140 37,857,400	Put, 03/29/19, Strike $2,200.00	(45,500)

125 33,801,250	Call, 12/31/19, Strike $2,500.00	(3,885,000)

60 16,224,600	Call, 03/29/19, Strike $2,500.00	(1,329,900)

50 13,520,500	Put, 02/04/19, Strike $2,525.00	(500)

See accompanying Notes to Schedule of Investments

Calamos Hedged Equity Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

45 12,168,450	Call, 03/29/19, Strike $2,550.00	$(800,100)

35 9,464,350	Call, 02/28/19, Strike $2,600.00	(413,700)

30 8,112,300	Call, 06/28/19, Strike $2,675.00	(381,600)

20 5,408,200	Call, 03/29/19, Strike $2,575.00	(313,400)

		(7,169,700)

	TOTAL WRITTEN OPTIONS (Premium $4,331,965)	(7,316,630)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $22,532,271.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (86.8%)

		Communication Services (8.7%)

33,500		Alphabet, Inc. - Class A#~	$37,717,315

290,000		Facebook, Inc. - Class A#~	48,340,100

			86,057,415

		Consumer Discretionary (9.1%)

5,500		Booking Holdings, Inc.#~	10,080,455

422,500		CarMax, Inc.#~^	24,834,550

119,500		Lowe’s Companies, Inc.~	11,491,120

126,000		McDonald’s Corp.~	22,526,280

696,500		MGM Resorts International~	20,504,960

			89,437,365

		Financials (36.0%)

554,000		American International Group, Inc.~	23,949,420

1,482,000		Bank of America Corp.~	42,192,540

267,500		Cboe Global Markets, Inc.~	24,949,725

345,000		Citigroup, Inc.~	22,238,700

587,800		E*TRADE Financial Corp.~	27,426,748

227,500		Goldman Sachs Group, Inc.~	45,047,275

1,475,000	EUR	ING Groep, NV	17,502,067

212,500		Intercontinental Exchange, Inc.~	16,311,500

241,800		JPMorgan Chase & Company~	25,026,300

913,500		Morgan Stanley~	38,641,050

2,085,000		SLM Corp.#~	22,330,350

1,981,000		UBS Group, AG#~^	25,673,760

700,000		Unum Group~	24,332,000

			355,621,435

		Health Care (8.5%)

205,000		Alexion Pharmaceuticals, Inc.#~	25,206,800

63,000		Allergan, PLC	9,070,740

166,000		Johnson & Johnson~	22,091,280

200,000		Laboratory Corp. of America Holdings#~	27,870,000

			84,238,820

		Industrials (13.4%)

270,000		Air Lease Corp.~	10,243,800

559,000		Delta Air Lines, Inc.~	27,631,370

346,500		Emerson Electric Company~	22,685,355

583,000		Fluor Corp.~	21,320,310

80,500		Harris Corp.~	12,330,990

80,000		Honeywell International, Inc.~	11,490,400

130,000		Raytheon Company~	21,418,800

31,500		Union Pacific Corp.	5,010,705

			132,131,730

		Information Technology (7.1%)

510,000		Applied Materials, Inc.~	19,930,800

93,000		Ellie Mae, Inc.#^	7,049,400

615,000		First Solar, Inc.#~	31,112,850

138,500		Worldpay, Inc. - Class A#~	11,561,980

			69,655,030

		Materials (4.0%)

176,500		Air Products & Chemicals, Inc.~	29,014,835

24,000		Sherwin-Williams Company	10,116,480

			39,131,315

		TOTAL COMMON STOCKS (Cost $912,561,720)	856,273,110

NUMBER OF SHARES		VALUE

EXCHANGE-TRADED FUND (1.5%)

	Other (1.5%)

397,900	SPDR S&P Homebuilders ETF^ (Cost $15,129,468)	$14,594,972

MUTUAL FUND (3.6%)

	Other (3.6%)

3,535,359	Calamos Short-Term Bond Fund - Class I (Cost $35,250,728)	35,459,647

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.8%)#

	Communication Services (0.0%)

3,000 50,007,000	Facebook, Inc. Put, 03/15/19, Strike $145.00	256,500

	Consumer Discretionary (0.1%)

2,000 11,756,000	Carmax, Inc. Put, 03/15/19, Strike $57.50	320,000

1,050 32,237,100	Tesla, Inc. Put, 02/15/19, Strike $280.00	441,000

		761,000

	Consumer Staples (0.1%)

2,165 20,747,195	Walmart, Inc. Call, 02/22/19, Strike $95.00	773,988

	Financials (0.0%)

5,000 14,235,000	Bank of America Corp. Put, 03/15/19, Strike $27.00	205,000

10,500 29,893,500	Bank of America Corp. Put, 02/15/19, Strike $27.00	126,000

3,450 22,238,700	Citigroup, Inc. Put, 03/15/19, Strike $57.50	138,000

		469,000

	Health Care (0.1%)

630 9,070,740	Allergan, PLC Put, 02/01/19, Strike $155.00	697,725

360 10,072,440	Illumina, Inc. Put, 02/01/19, Strike $270.00	36,900

1,000 13,935,000	Laboratory Corp. of America Holdings Put, 02/15/19, Strike $135.00	182,500

800 21,616,000	UnitedHealth Group, Inc. Put, 02/15/19, Strike $240.00	15,600

		932,725

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Industrials (0.4%)

3,000 19,641,000	Emerson Electric Company Put, 02/15/19, Strike $62.00	$180,000

17,000 17,272,000	General Electric Company Call, 02/01/19, Strike $8.00	3,680,500

		3,860,500

	Information Technology (0.0%)

950 15,811,800	Apple, Inc. Put, 02/01/19, Strike $155.00	2,375

2,900 11,083,800	Micron Technology, Inc. Put, 03/15/19, Strike $33.00	194,300

1,300 18,687,500	NVIDIA Corp. Call, 02/08/19, Strike $165.00	16,900

		213,575

	Materials (0.0%)

900 14,795,100	Air Products & Chemicals, Inc. Put, 02/15/19, Strike $150.00	13,500

	Other (0.1%)

2,000 5,188,000	Financial Select Sector SPDR Fund Put, 02/15/19, Strike $24.00	7,000

8,000 97,576,000	iShares 20+ Year Treasury Bond Call, 02/15/19, Strike $121.00	1,000,000

		1,007,000

	TOTAL PURCHASED OPTIONS (Cost $10,052,781)	8,287,788

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (8.0%)

39,322,852	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	39,338,581

39,323,908	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	39,323,908

	TOTAL SHORT TERM INVESTMENTS (Cost $78,658,560)	78,662,489

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.9%)

21,991,383	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***†	21,991,383

16,441,865	State Street Navigator Securities Lending Government Money Market Portfolio†	16,441,865

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $38,433,248)	38,433,248

TOTAL INVESTMENTS (104.6%) (Cost $1,090,086,505)		1,031,711,254

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.9%)		(38,433,248)

LIABILITIES, LESS OTHER ASSETS (-0.7%)		(7,083,388)

NET ASSETS (100.0%)		$986,194,618

NUMBER OF SHARES		VALUE

COMMON STOCK SOLD SHORT (-1.7%) #

	Industrials (-1.7%)

(1,700,000)	General Electric Company (Proceeds $16,795,610)	$(16,795,609)

EXCHANGE-TRADED FUNDS SOLD SHORT (-48.0%)#

	Other (-48.0%)

(289,000)	iShares Edge MSCI Min Vol USA ETF	(15,999,040)

(1,693,400)	SPDR S&P 500 ETF Trust	(457,099,462)

	TOTAL EXCHANGE-TRADED FUNDS SOLD SHORT (Proceeds $473,049,724)	(473,098,502)

TOTAL SECURITIES SOLD SHORT (-49.7%) (Proceeds $489,845,334)		(489,894,111)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-1.3%)#

	Consumer Discretionary (-0.1%)

1,050 32,237,100	Tesla, Inc. Put, 03/15/19, Strike $250.00	(593,250)

	Consumer Staples (0.0%)

2,165 20,747,195	Walmart, Inc. Put, 02/22/19, Strike $91.00	(271,708)

	Financials (-0.1%)

3,500 9,964,500	Bank of America Corp. Call, 03/15/19, Strike $28.00	(399,000)

	Citigroup, Inc.

3,450 22,238,700	Call, 06/21/19, Strike $67.50	(857,325)

3,450 22,238,700	Put, 06/21/19, Strike $45.00	(86,250)

		(1,342,575)

	Health Care (0.0%)

1,000 13,935,000	Laboratory Corp. of America Holdings Call, 03/15/19, Strike $150.00	(115,000)

	Industrials (0.0%)

17,000 17,272,000	General Electric Company Put, 03/15/19, Strike $6.00	(17,000)

See accompanying Notes to Schedule of Investments

Calamos Phineus Long/Short Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

620 9,862,340	Union Pacific Corp. Call, 02/15/19, Strike $160.00	$(138,570)

		(155,570)

	Materials (0.0%)

300 4,931,700	Air Products & Chemicals, Inc. Call, 03/15/19, Strike $155.00	(342,000)

	Other (-1.1%)

2,000 5,188,000	Financial Select Sector SPDR Fund Call, 03/15/19, Strike $25.00	(258,000)

14,000 377,902,000	SPDR S&P 500 ETF Trust Call, 02/15/19, Strike $265.00	(9,674,000)

	SPDR S&P Homebuilders ETF

2,000 53,986,000	Call, 02/08/19, Strike $36.50	(99,000)

1,979 53,419,147	Call, 02/01/19, Strike $35.50	(237,480)

		(10,268,480)

	TOTAL WRITTEN OPTIONS (Premium $6,657,368)	$(13,088,583)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options and securities sold short. The aggregate value of such securities is $301,575,165.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATION

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (78.4%)

	Communication Services (5.4%)

6,000,000	GCI Liberty, Inc.* 1.750%, 09/30/46	$6,387,360

	Liberty Media Corp.

8,380,000	1.375%, 10/15/23	9,440,196

7,200,000	2.250%, 09/30/46	3,537,396

1,750,000	2.250%, 12/01/48*	1,802,097

3,250,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	3,131,830

3,000,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	3,170,985

6,785,000	Twitter, Inc.* 0.250%, 06/15/24	6,307,981

		33,777,845

	Consumer Discretionary (8.7%)

8,750,000	Booking Holdings, Inc.~ 0.350%, 06/15/20	12,434,406

4,250,000	Caesars Entertainment Corp. 5.000%, 10/01/24	6,262,481

11,750,000	DISH Network Corp. 2.375%, 03/15/24	9,717,485

3,000,000	Marriott Vacations Worldwide Corp. 1.500%, 09/15/22	2,812,905

4,168,000	NIO, Inc.* 4.500%, 02/01/24	4,170,542

5,500,000	RH^ 0.000%, 07/15/20	7,010,383

11,500,000	Tesla, Inc. 1.250%, 03/01/21	12,374,633

		54,782,835

	Energy (3.6%)

2,200,000	Helix Energy Solutions Group, Inc. 4.125%, 09/15/23	2,279,233

4,631,000	Oil States International, Inc.* 1.500%, 02/15/23	4,051,291

5,750,000	PDC Energy, Inc. 1.125%, 09/15/21	5,209,788

5,750,000	SM Energy Company 1.500%, 07/01/21	5,471,269

5,600,000	TOTAL, SA 0.500%, 12/02/22	5,905,312

		22,916,893

	Financials (3.4%)

4,765,000	Hope Bancorp, Inc.* 2.000%, 05/15/38	4,266,390

2,982,000	IAC FinanceCo, Inc.* 0.875%, 10/01/22	4,407,858

6,300,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	6,630,813

6,250,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§ 0.250%, 05/01/23	5,905,219

		21,210,280

PRINCIPAL AMOUNT		VALUE

	Health Care (14.5%)

8,000,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	$9,663,360

6,250,000	CONMED Corp.* 2.625%, 02/01/24	6,355,562

7,631,000	DexCom, Inc.* 0.750%, 12/01/23	8,447,708

3,500,000	Evolent Health, Inc.* 1.500%, 10/15/25	3,065,177

3,250,000	Exact Sciences Corp. 1.000%, 01/15/25	4,506,141

2,400,000	Flexion Therapeutics, Inc. 3.375%, 05/01/24	2,179,032

	Illumina, Inc.

4,750,000	0.500%, 06/15/21^	6,021,694

1,364,000	0.000%, 06/15/19~	1,559,318

3,250,000	Innoviva, Inc. 2.125%, 01/15/23	3,495,700

477,000	2.500%, 08/15/25	568,198

1,500,000	Insmed, Inc.^ 1.750%, 01/15/25	1,364,273

6,000,000	Insulet Corp.* 1.375%, 11/15/24	6,582,090

5,250,000	Ionis Pharmaceuticals, Inc. 1.000%, 11/15/21	5,833,984

5,540,000	Jazz Investments I, Ltd. 1.875%, 08/15/21	5,430,280

3,250,000	Ligand Pharmaceuticals, Inc.* 0.750%, 05/15/23	2,773,371

1,100,000	Medicines Company 2.500%, 01/15/22	1,001,270

1,600,000	Neurocrine Biosciences, Inc. 2.250%, 05/15/24	2,173,328

2,575,000	NuVasive, Inc. 2.250%, 03/15/21	2,754,941

3,000,000	Pacira Pharmaceuticals, Inc.^ 2.375%, 04/01/22	2,987,055

2,000,000	Sarepta Therapeutics, Inc. 1.500%, 11/15/24	4,093,450

2,652,000	Supernus Pharmaceuticals, Inc.*^ 0.625%, 04/01/23	2,627,880

3,250,000	Teladoc Health, Inc.*^ 1.375%, 05/15/25	4,558,027

3,350,000	Wright Medical Group, Inc.*^ 1.625%, 06/15/23	3,600,094

		91,641,933

	Industrials (4.5%)

3,500,000	Air Transport Services Group, Inc. 1.125%, 10/15/24	3,461,762

3,250,000	Atlas Air Worldwide Holdings, Inc.^ 2.250%, 06/01/22	3,365,538

4,750,000	Dycom Industries, Inc.^ 0.750%, 09/15/21	4,574,345

5,750,000	Echo Global Logistics, Inc. 2.500%, 05/01/20	5,711,446

2,501,000	FTI Consulting, Inc.* 2.000%, 08/15/23	2,419,780

4,500,000	Greenbrier Companies, Inc.^ 2.875%, 02/01/24	4,648,860

2,750,000	Meritor, Inc.^ 3.250%, 10/15/37	2,608,485

1,711,000	Patrick Industries, Inc.* 1.000%, 02/01/23	1,418,145

		28,208,361

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Information Technology (35.3%)

2,000,000	Advanced Micro Devices, Inc. 2.125%, 09/01/26	$6,254,890

6,004,000	Akamai Technologies, Inc.* 0.125%, 05/01/25	5,727,906

1,700,000	Atlassian, Inc.* 0.625%, 05/01/23	2,303,968

4,943,000	Citrix Systems, Inc.~ 0.500%, 04/15/19	7,024,819

6,900,000	DocuSign, Inc.*^ 0.500%, 09/15/23	6,912,903

	Envestnet, Inc.

3,285,000	1.750%, 06/01/23*^	3,441,415

2,750,000	1.750%, 12/15/19	2,857,882

3,250,000	FireEye, Inc.* 0.875%, 06/01/24	3,399,289

6,000,000	Guidewire Software, Inc.^ 1.250%, 03/15/25	6,075,810

5,400,000	II-VI, Inc. 0.250%, 09/01/22	5,700,132

6,100,000	Inphi Corp. 0.750%, 09/01/21	6,024,421

4,250,000	Intel Corp.~ 3.250%, 08/01/39	9,757,150

3,750,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	4,048,144

13,750,000	Microchip Technology, Inc. 1.625%, 02/15/27	14,788,469

4,750,000	Micron Technology, Inc. 3.000%, 11/15/43	6,227,559

7,700,000	New Relic, Inc.*^ 0.500%, 05/01/23	8,803,140

6,000,000	NXP Semiconductors, NV 1.000%, 12/01/19	6,189,510

	ON Semiconductor Corp.

5,800,000	1.000%, 12/01/20	7,135,073

3,000,000	1.625%, 10/15/23^	3,630,705

3,250,000	OSI Systems, Inc. 1.250%, 09/01/22	3,338,026

15,250,000	Palo Alto Networks, Inc.* 0.750%, 07/01/23	15,905,445

3,350,000	Pure Storage, Inc.*^ 0.125%, 04/15/23	3,260,036

1,654,000	Q2 Holdings, Inc.* 0.750%, 02/15/23	1,949,669

3,150,000	Quotient Technology, Inc. 1.750%, 12/01/22	2,955,771

1,906,000	Rapid7, Inc.* 1.250%, 08/01/23	2,244,744

2,000,000	RealPage, Inc. 1.500%, 11/15/22	2,875,070

2,500,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	2,646,963

13,870,000	Splunk, Inc.* 1.125%, 09/15/25	14,924,328

6,620,000	Square, Inc.*^ 0.500%, 05/15/23	7,815,704

2,620,000	Synaptics, Inc. 0.500%, 06/15/22	2,353,061

2,500,000	Twilio, Inc.*^ 0.250%, 06/01/23	4,236,825

PRINCIPAL AMOUNT		VALUE

5,500,000	Viavi Solutions, Inc.^ 1.000%, 03/01/24	$5,789,410

6,700,000	Wix.com, Ltd.*^ 0.000%, 07/01/23	6,980,127

14,250,000	Workday, Inc. 0.250%, 10/01/22	19,197,885

7,500,000	Zendesk, Inc.* 0.250%, 03/15/23	9,361,462

		222,137,711

	Materials (0.5%)

3,450,000	Royal Gold, Inc. 2.875%, 06/15/19	3,459,643

	Real Estate (1.9%)

3,100,000	Empire State Realty OP, LP* 2.625%, 08/15/19	3,083,803

4,700,000	IH Merger Sub, LLC 3.000%, 07/01/19	5,755,502

3,000,000	Starwood Property Trust, Inc.^ 4.375%, 04/01/23	3,000,540

		11,839,845

	Utilities (0.6%)

3,250,000	NRG Energy, Inc.* 2.750%, 06/01/48	3,613,074

	TOTAL CONVERTIBLE BONDS (Cost $477,885,849)	493,588,420

SYNTHETIC CONVERTIBLE SECURITIES (2.0%)¤

U.S. Government and Agency Securities (1.9%)

	United States Treasury Note

6,200,000	2.500%, 06/30/20	6,200,707

6,000,000	2.375%, 03/15/21	5,990,338

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	12,191,045

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%)#

	Financials (0.1%)

6,200 17,651,400	Bank of America Corp. Call, 06/21/19, Strike $30.00	654,100

	Industrials (0.0%)

835 10,557,740	Stanley Black & Decker, Inc. Call, 04/18/19, Strike $155.00	25,050

	TOTAL PURCHASED OPTIONS	679,150

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $13,662,686)	12,870,195

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (13.7%)

	Communication Services (0.5%)

17,400	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	$3,287,486

	Financials (5.2%)

10,300	Bank of America Corp. 7.250%, 05/01/21	13,319,548

15,570	Virtus Investment Partners, Inc. 7.250%, 02/01/20	1,295,735

13,900	Wells Fargo & Company 7.500%, 11/01/24	17,822,580

		32,437,863

	Health Care (0.9%)

90,500	Becton Dickinson and Company 6.125%, 05/01/20	5,565,750

	Industrials (1.5%)

6,050	Fortive Corp. 5.000%, 07/01/21	5,946,485

65,400	Rexnord Corp. 5.750%, 11/15/19	3,631,008

		9,577,493

	Materials (0.5%)

60,662	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	3,282,421

	Real Estate (1.7%)

6,200	Crown Castle International Corp. 6.875%, 08/01/20	6,859,680

52,200	Welltower, Inc. 6.500%, 11/15/22	3,576,222

		10,435,902

	Utilities (3.4%)

69,000	DTE Energy Company 6.500%, 10/01/19	3,758,430

193,000	NextEra Energy, Inc. 6.123%, 09/01/19	11,446,830

	Sempra Energy

33,430	6.750%, 07/15/21	3,401,168

30,000	6.000%, 01/15/21	3,009,900

		21,616,328

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $80,888,386)	86,203,243

COMMON STOCK (1.2%)

	Health Care (1.2%)

24,945	Anthem, Inc. (Cost $5,882,661)	7,558,335

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.2%)#

	Consumer Discretionary (0.2%)

56 10,263,736	Booking Holdings, Inc. Put, 06/21/19, Strike $1,870.00 $	$792,120

	Information Technology (0.0%)

650 6,665,100	Citrix Systems, Inc. Put, 03/15/19, Strike $100.00	115,375

	TOTAL PURCHASED OPTIONS (Cost $989,260)	907,495

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (4.4%)

13,969,292	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	13,974,880

13,929,196	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	13,929,196

	TOTAL SHORT TERM INVESTMENTS (Cost $27,902,862)	27,904,076

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (4.7%)

10,151,024	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***†	10,151,024

19,233,821	State Street Navigator Securities Lending Government Money Market Portfolio†	19,233,821

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $29,384,845)	29,384,845

TOTAL INVESTMENTS (104.6%) (Cost $636,596,549)		658,416,609

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-4.7%)		(29,384,845)

OTHER ASSETS, LESS LIABILITIES (0.1%)		$322,634

NET ASSETS (100.0%)		$629,354,398

See accompanying Notes to Schedule of Investments

Calamos Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.1%)#

	Consumer Discretionary (-0.1%)

56 10,263,736	Booking Holdings, Inc. Put, 06/21/19, Strike $1,650.00 (Premium $331,669)	$(315,840)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS

State Street Bank and Trust	European Monetary Unit	04/24/19	252,000	$290,413	$1,938

Bank of New York	European Monetary Unit	04/24/19	153,000	176,322	1,193

					$3,131

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS

State Street Bank and Trust	European Monetary Unit	04/24/19	158,000	$182,084	$280

Bank of New York	Hong Kong Dollar	04/24/19	2,661,000	340,117	(42)

State Street Bank and Trust	Hong Kong Dollar	04/24/19	3,415,000	436,490	(11)

Northern Trust Company	Hong Kong Dollar	04/24/19	14,930,000	1,908,286	422

State Street Bank and Trust	European Monetary Unit	04/24/19	2,048,000	$2,360,179	$(9,475)

					$(8,826)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $6,281.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (75.9%)

		Communication Services (4.1%)

		CyberAgent, Inc.

50,000,000	JPY	0.000%, 02/17/23	$465,162

50,000,000	JPY	0.000%, 02/19/25	465,125

1,225,000		GCI Liberty, Inc.* 1.750%, 09/30/46	1,304,086

710,000		Liberty Media Corp. 1.375%, 10/15/23	799,826

665,000		Liberty Media Corp. (Sirius XM Holdings, Inc.)*§ 2.125%, 03/31/48	640,821

750,000		Momo, Inc.* 1.250%, 07/01/25	639,337

335,000		Twitter, Inc.* 0.250%, 06/15/24	311,447

498,000		Weibo Corp.* 1.250%, 11/15/22	450,665

			5,076,469

		Consumer Discretionary (7.8%)

		Ctrip.com International, Ltd.

1,530,000		1.250%, 09/15/22^	1,500,226

660,000		1.000%, 07/01/20	637,656

1,155,000		DISH Network Corp. 3.375%, 08/15/26	980,716

50,000,000	JPY	Iida Group Holdings Company, Ltd. 0.000%, 06/18/20	456,748

405,000		Liberty Expedia Holdings, Inc.*^ 1.000%, 06/30/47	392,087

485,000		Marriott Vacations Worldwide Corp. 1.500%, 09/15/22	454,753

620,000		NIO, Inc.* 4.500%, 02/01/24	620,378

650,000		RH* 0.000%, 06/15/23	618,823

416,000	EUR	SEB, SA 0.000%, 11/17/21	893,035

270,000		Shanghai Port Group BVI Holding Company, Ltd. 0.000%, 08/09/22	267,342

900,000	EUR	Steinhoff Finance Holding Company@ 1.250%, 10/21/23	449,852

		Tesla, Inc.

1,901,000		1.250%, 03/01/21	2,045,580

350,000		2.375%, 03/15/22	404,192

			9,721,388

		Consumer Staples (2.4%)

3,200,000		Carrefour, SA 0.000%, 03/27/24	3,028,352

		Energy (4.8%)

390,000		Nabors Industries, Inc. 0.750%, 01/15/24	262,526

430,000		SM Energy Company 1.500%, 07/01/21	409,156

4,200,000		TOTAL, SA 0.500%, 12/02/22	4,428,984

800,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	920,792

			6,021,458

PRINCIPAL AMOUNT			VALUE

		Financials (9.0%)

92,000,000	JPY	AEON Financial Service Company, Ltd. 0.000%, 09/13/19	$846,392

2,300,000	EUR	AURELIUS Equity Opportunities SE & Co., KGaA 1.000%, 12/01/20	2,628,814

2,900,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	3,063,932

1,699,500	EUR	Credit Agricole, SA 0.000%, 10/03/19	1,434,065

700,000	EUR	Cromwell SPV Finance Pty, Ltd. 2.000%, 02/04/20	800,154

900,000	EUR	LEG Immobilien, AG 0.875%, 09/01/25	1,133,494

50,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	477,078

900,000		Yamaguchi Financial Group, Inc.‡ 2.322%, 03/26/20 3 mo. USD LIBOR - 0.50%	888,089

			11,272,018

		Health Care (7.5%)

1,100,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	1,020,153

900,000	EUR	Bayer, AG 0.050%, 06/15/20	1,028,110

670,000		BioMarin Pharmaceutical, Inc. 1.500%, 10/15/20	809,306

651,000		DexCom, Inc.* 0.750%, 12/01/23	720,673

500,000	EUR	GN Store Nord, A/S 0.000%, 05/31/22	682,616

590,000		Illumina, Inc. 0.000%, 06/15/19	674,485

252,000		Innoviva, Inc. 2.500%, 08/15/25	300,180

515,000		Insulet Corp.* 1.375%, 11/15/24	564,963

765,000		NuVasive, Inc. 2.250%, 03/15/21	818,458

595,000		Pacira Pharmaceuticals, Inc. 2.375%, 04/01/22	592,433

130,000,000	JPY	Ship Healthcare Holdings, Inc. 0.000%, 12/13/23	1,241,227

627,000		Teladoc Health, Inc.* 1.375%, 05/15/25	879,349

			9,331,953

		Industrials (9.3%)

130,000,000	JPY	ANA Holdings, Inc. 0.000%, 09/19/24	1,220,490

670,000		Greenbrier Companies, Inc. 2.875%, 02/01/24	692,164

11,000,000	HKD	Harvest International Company 0.000%, 11/21/22	1,387,702

1,000,000		Johnson Electric Holdings, Ltd. 1.000%, 04/02/21	1,089,365

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

60,000,000	JPY	Kandenko Company, Ltd. 0.000%, 03/31/21	$583,202

120,000,000	JPY	Kansai Paint Company, Ltd. 0.000%, 06/17/19	1,098,624

1,915,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	1,894,299

120,000,000	JPY	LIXIL Group Corp. 0.000%, 03/04/22	1,063,051

60,000,000	JPY	Nippon Flour Mills Company, Ltd. 0.000%, 06/20/25	555,357

400,000	EUR	Symrise, AG 0.238%, 06/20/24	503,312

1,400,000		Vinci, SA 0.375%, 02/16/22	1,450,932

			11,538,498

		Information Technology (22.6%)

1,310,000		Akamai Technologies, Inc.* 0.125%, 05/01/25	1,249,760

1,302,000		Citrix Systems, Inc.~ 0.500%, 04/15/19	1,850,357

274,000		Coupa Software, Inc.*^ 0.375%, 01/15/23	550,019

660,000		DocuSign, Inc.* 0.500%, 09/15/23	661,234

		FireEye, Inc.

330,000		1.625%, 06/01/35	305,765

183,000		1.000%, 06/01/35	176,967

455,000		II-VI, Inc. 0.250%, 09/01/22	480,289

385,000		Inphi Corp. 0.750%, 09/01/21	380,230

570,000		Lumentum Holdings, Inc.^ 0.250%, 03/15/24	615,318

1,410,000		Microchip Technology, Inc. 1.625%, 02/15/27	1,516,490

		Micron Technology, Inc.

1,110,000		3.000%, 11/15/43	1,455,282

291,000		2.125%, 02/15/33~	1,009,997

619,000		New Relic, Inc.* 0.500%, 05/01/23	707,681

386,000		Nice Systems, Inc. 1.250%, 01/15/24	537,706

1,223,000		NXP Semiconductors, NV 1.000%, 12/01/19	1,261,629

592,000		Okta, Inc.* 0.250%, 02/15/23	1,063,865

380,000		ON Semiconductor Corp. 1.000%, 12/01/20	467,470

650,000		Palo Alto Networks, Inc.* 0.750%, 07/01/23	677,937

457,000		Q2 Holdings, Inc.* 0.750%, 02/15/23	538,693

630,000		Quotient Technology, Inc. 1.750%, 12/01/22	591,154

455,000		RealPage, Inc. 1.500%, 11/15/22	654,078

430,000		Silicon Laboratories, Inc. 1.375%, 03/01/22	455,278

1,430,000		Splunk, Inc.* 1.125%, 09/15/25	1,538,702

1,270,000		Square, Inc.* 0.500%, 05/15/23	1,499,387

1,000,000		STMicroelectronics, NV 0.000%, 07/03/22	1,057,855

PRINCIPAL AMOUNT			VALUE

221,000		Synaptics, Inc. 0.500%, 06/15/22	$198,483

381,000		Teradyne, Inc.^ 1.250%, 12/15/23	495,205

635,000		Twilio, Inc.* 0.250%, 06/01/23	1,076,154

385,000		Veeco Instruments, Inc. 2.700%, 01/15/23	309,605

650,000		Wix.com, Ltd.*^ 0.000%, 07/01/23	677,177

1,645,000		Workday, Inc. 0.250%, 10/01/22	2,216,177

1,215,000		Xero Investments, Ltd. 2.375%, 10/04/23	1,146,681

610,000		Zendesk, Inc.* 0.250%, 03/15/23	761,399

			28,184,024

		Materials (3.2%)

3,250,000		BASF, SE 0.925%, 03/09/23	2,967,315

300,000	EUR	Buzzi Unicem, S.p.A. 1.375%, 07/17/19	375,469

600,000		LG Chem, Ltd. 0.000%, 04/16/21	606,993

			3,949,777

		Real Estate (5.2%)

2,423,000		AYC Finance, Ltd. 0.500%, 05/02/19	2,590,817

1,900,000	EUR	Grand City Properties, SA 0.250%, 03/02/22	2,341,216

1,235,000		IH Merger Sub, LLC 3.000%, 07/01/19	1,512,350

			6,444,383

		TOTAL CONVERTIBLE BONDS (Cost $97,545,000)	94,568,320

SYNTHETIC CONVERTIBLE SECURITIES (12.5%)¤

Corporate Bonds (2.0%)

		Communication Services (0.2%)

273,000		Sprint Corp. 7.250%, 09/15/21	286,797

		Consumer Discretionary (0.9%)

595,000		Lennar Corp. 6.625%, 05/01/20	615,072

459,000		Mediacom Broadband, LLC / Mediacom Broadband Corp. 5.500%, 04/15/21	459,907

			1,074,979

		Financials (0.4%)

450,000		AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 5.000%, 10/01/21	461,115

		Health Care (0.5%)

600,000		HCA Healthcare, Inc. 6.250%, 02/15/21	627,348

		TOTAL CORPORATE BONDS	2,450,239

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

U.S. Government and Agency Securities (9.1%)

		United States Treasury Note

4,441,000		1.875%, 05/31/22	$4,362,236

3,549,000		1.000%, 06/30/19	3,528,476

3,505,000		1.750%, 10/31/20	3,461,050

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	11,351,762

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

Purchased Options (1.4%)#

		Consumer Discretionary (0.8%)

		Alibaba Group Holding, Ltd.

166 2,796,934		Call, 04/18/19, Strike $155.00	314,155

93 1,566,957		Call, 06/21/19, Strike $150.00	242,730

17 3,115,777		Booking Holdings, Inc. Call, 01/17/20, Strike $1,920.00	304,810

		Sony Corp.

440 2,205,280		Call, 04/18/19, Strike $50.00	128,700

282 1,413,384		Call, 04/18/19, Strike $57.50	16,920

			1,007,315

		Industrials (0.2%)

187 1,874,114	EUR	Airbus, SE Call, 06/21/19, Strike 90.00	265,089

		Information Technology (0.4%)

135 2,289,330		Lam Research Corp. Call, 03/15/19, Strike $175.00	71,887

78 1,387,152		Red Hat, Inc. Call, 03/15/19, Strike $125.00	416,520

			488,407

		TOTAL PURCHASED OPTIONS	1,760,811

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $15,196,166)	15,562,812

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.6%)

		Communication Services (0.6%)

3,926		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	741,763

		Financials (5.1%)

6,030		Assurant, Inc. 6.500%, 03/15/21	628,748

1,987		Bank of America Corp. 7.250%, 12/31/49	2,569,509

7,435		Virtus Investment Partners, Inc. 7.250%, 02/01/20	618,740

2,030		Wells Fargo & Company 7.500%, 12/31/49	2,602,866

			6,419,863

NUMBER OF SHARES		VALUE

	Real Estate (0.4%)

425	Crown Castle International Corp. 6.875%, 08/01/20	$470,220

	Utilities (1.5%)

10,385	DTE Energy Company 6.500%, 10/01/19	565,671

	Sempra Energy

6,535	6.750%, 07/15/21	664,871

6,415	6.000%, 01/15/21	643,617

		1,874,159

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,005,219)	9,506,005

COMMON STOCKS (1.7%)

	Energy (1.7%)

39,301	Hess Corp. (Cost $2,228,606)	2,122,277

SHORT TERM INVESTMENTS (3.2%)

2,012,367	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	2,013,172

2,012,842	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	2,012,842

	TOTAL SHORT TERM INVESTMENTS (Cost $4,025,825)	4,026,014

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.6%)

4,526,149	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $4,526,149)	4,526,149

TOTAL INVESTMENTS (104.5%) (Cost $132,526,965)		130,311,577

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.6%)		(4,526,149)

LIABILITIES, LESS OTHER ASSETS (-0.9%)		$(1,104,078)

NET ASSETS (100.0%)		$124,681,350

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
@	In default status and considered non-income producing.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2019.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $42,306.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS

EUR	European Monetary Unit

HKD	Hong Kong Dollar

JPY	Japanese Yen

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Convertible Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2019

	Value	% of Total Investments

US Dollar	$103,832,117	79.7%

European Monetary Unit	16,619,311	12.7%

Japanese Yen	8,472,456	6.5%

Hong Kong Dollar	1,387,702	1.1%

Total Investments	$130,311,586	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (93.7%)

	Communication Services (15.2%)

79,000	Alphabet, Inc. - Class A#~	$88,945,310

5,250	Cargurus, Inc.#^	224,542

415,000	Comcast Corp. - Class A~	15,176,550

470,000	Facebook, Inc. - Class A#~	78,344,300

36,000	Gray Television, Inc.#	601,560

1,800	IAC/InterActive Corp.#	380,304

4,930	Match Group, Inc.	263,706

44,700	Netflix, Inc.#~	15,175,650

33,220	QuinStreet, Inc.#	632,509

6,410	United States Cellular Corp.#	369,088

121,900	Walt Disney Company^	13,594,288

		213,707,807

	Consumer Discretionary (13.8%)

35,300	Amazon.com, Inc.#~	60,671,169

7,600	Booking Holdings, Inc.#	13,929,356

379,000	CarMax, Inc.#^	22,277,620

2,900	Deckers Outdoor Corp.#	372,505

5,200	Dunkin’ Brands Group, Inc.^	355,628

5,640	Etsy, Inc.#^	308,226

92,100	Home Depot, Inc.	16,903,113

6,520	Kohl’s Corp.	447,859

179,000	Lowe’s Companies, Inc.	17,212,640

120,500	Lululemon Athletica, Inc.#	17,811,105

116,500	McDonald’s Corp.~	20,827,870

708,500	MGM Resorts International~	20,858,240

13,000	PulteGroup, Inc.	361,530

20,000	TAL Education Group#	620,600

		192,957,461

	Consumer Staples (2.0%)

72,000	Constellation Brands, Inc. - Class A	12,503,520

7,100	Lamb Weston Holdings, Inc.	513,330

3,950	McCormick & Company, Inc.^	488,378

4,700	USANA Health Sciences, Inc.#	550,370

146,000	Walmart, Inc.	13,991,180

		28,046,778

	Energy (0.1%)

10,000	Hess Midstream Partners, LP	218,400

8,360	HollyFrontier Corp.	471,002

21,000	ProPetro Holding Corp.#	343,140

		1,032,542

	Financials (9.6%)

9,000	AllianceBernstein Holding, LP	274,410

434,000	American International Group, Inc.~	18,761,820

16,000	Ares Capital Corp.	260,800

207,500	Cboe Global Markets, Inc.	19,353,525

5,000	Cincinnati Financial Corp.	405,600

18,500	Citizens Financial Group, Inc.	627,520

3,620	City Holding Company	259,482

4,368	Commerce Bancshares, Inc.^	261,206

1,280	Credit Acceptance Corp.#^	509,466

502,730	E*TRADE Financial Corp.~	23,457,382

4,560	East West Bancorp, Inc.	229,459

8,700	Essent Group, Ltd.#	345,825

13,000	Fulton Financial Corp.	208,650

NUMBER OF SHARES		VALUE

109,000	Goldman Sachs Group, Inc.	$21,583,090

254,500	Intercontinental Exchange, Inc.~	19,535,420

4,290	LPL Financial Holdings, Inc.	301,887

21,200	MGIC Investment Corp.#	264,576

12,120	NMI Holdings, Inc. - Class A#	266,640

1,280,000	SLM Corp.#^	13,708,800

1,200	SVB Financial Group#	280,056

12,500	Synchrony Financial	375,500

267,500	US Bancorp	13,685,300

		134,956,414

	Health Care (12.9%)

205,500	Alexion Pharmaceuticals, Inc.#~	25,268,280

3,500	Amedisys, Inc.#	459,060

501,000	Baxter International, Inc.	36,317,490

4,500	BioTelemetry, Inc.#	323,190

2,000	DexCom, Inc.#	282,060

6,000	Encompass Health Corp.	401,040

9,300	Exelixis, Inc.#	219,201

5,840	Genomic Health, Inc.#	442,730

3,600	Haemonetics Corp.#	356,076

6,500	HealthEquity, Inc.#	405,210

10,500	HMS Holdings Corp.#	314,895

13,000	Horizon Pharma, PLC#	279,370

46,800	Humana, Inc.	14,460,732

11,740	iRadimed Corp.#^	321,911

174,500	Johnson & Johnson~	23,222,460

160,000	Laboratory Corp. of America Holdings#~	22,296,000

23,000	Mallinckrodt, PLC#	502,780

10,670	Medpace Holdings, Inc.#^	687,148

232,900	Medtronic, PLC	20,586,031

88,500	Merck & Company, Inc.	6,587,055

4,530	Molina Healthcare, Inc.#	602,399

8,770	Myriad Genetics, Inc.#	247,226

92,000	UnitedHealth Group, Inc.~	24,858,400

3,200	Veeva Systems, Inc., Class A#	348,992

1,270	WellCare Health Plans, Inc.#	351,130

		180,140,866

	Industrials (12.8%)

12,870	Advanced Drainage Systems, Inc.	328,185

15,000	CAD Aecon Group, Inc.	208,569

365,000	Air Lease Corp.~	13,848,100

12,300	Allison Transmission Holdings, Inc.	598,641

5,400	Applied Industrial Technologies, Inc.	318,654

13,240	ArcBest Corp.	498,089

56,500	Boeing Company	21,787,530

10,770	Continental Building Products, Inc.#	283,682

435,500	Delta Air Lines, Inc.~	21,526,765

286,500	Emerson Electric Company	18,757,155

10,730	Generac Holdings, Inc.#	567,939

150,000	Harris Corp.	22,977,000

14,300	Harsco Corp.#	304,590

117,000	Honeywell International, Inc.	16,804,710

1,300	Huntington Ingalls Industries, Inc.	268,385

4,000	Oshkosh Corp.	300,200

24,830	PGT Innovations, Inc.#	413,171

146,500	Raytheon Company~	24,137,340

5,570	Ryder System, Inc.	322,559

246,500	TransUnion~	14,992,130

43,000	Union Pacific Corp.	6,840,010

142,000	Waste Management, Inc.	13,585,140

		179,668,544

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Information Technology (24.4%)

8,030	Akamai Technologies, Inc.#	$522,753

262,000	Apple, Inc.~	43,607,280

282,000	Applied Materials, Inc.	11,020,560

11,180	Booz Allen Hamilton Holding Corp.	549,273

12,500	Cadence Design Systems, Inc.#	600,375

6,300	CDW Corp.	524,601

2,640	Citrix Systems, Inc.	270,706

3,710	CyberArk Software, Ltd.#	325,589

20,270	Cypress Semiconductor Corp.	281,145

13,500	Diodes, Inc.#	454,005

160,500	Ellie Mae, Inc.#^	12,165,900

2,920	Euronet Worldwide, Inc.#	335,829

25,000	EVERTEC, Inc.	691,750

202,500	Fidelity National Information Services, Inc.	21,167,325

339,000	First Solar, Inc.#^	17,150,010

3,180	Fortinet, Inc.#	243,493

1,840	Gartner, Inc.#	250,038

810,500	GreenSky, Inc. - Class A#^	8,915,500

663,900	Microsoft Corp.~	69,331,077

5,200	NetApp, Inc.	331,604

66,400	NVIDIA Corp.	9,545,000

124,000	Paycom Software, Inc.#^	18,381,760

171,000	PayPal Holdings, Inc.#	15,177,960

209,400	RealPage, Inc.#^	11,678,238

107,500	Salesforce.com, Inc.#	16,336,775

3,500	Tech Data Corp.#	334,705

1,900	Trade Desk, Inc. - Class A#^	271,092

9,350	Upland Software, Inc.#	292,094

7,000	Verint Systems, Inc.#	338,590

273,000	Visa, Inc. - Class A~	36,857,730

3,270	WEX, Inc.#	527,549

2,460	Wix.com, Ltd.#^	269,001

71,000	Workday, Inc. - Class A#~	12,888,630

167,500	Worldpay, Inc. - Class A#	13,982,900

19,000	Xperi Corp.	407,170

3,940	Zebra Technologies Corp.- Class A#	683,984

218,000	Zendesk, Inc.#	14,721,540

		341,433,531

	Materials (2.8%)

135,000	Air Products & Chemicals, Inc.	22,192,650

2,600	Ingevity Corp.#	244,582

5,150	Nucor Corp.	315,386

38,800	Sherwin-Williams Company	16,354,976

		39,107,594

	Real Estate (0.0%)

4,500	Colliers International Group, Inc.	287,955

5,600	Marcus & Millichap, Inc.#	221,760

		509,715

	Utilities (0.1%)

8,990	NRG Energy, Inc.	367,781

NUMBER OF SHARES		VALUE

5,940	UGI Corp.	$338,758

		706,539

	TOTAL COMMON STOCKS (Cost $1,040,885,277)	1,312,267,791

EXCHANGE-TRADED FUND (0.1%)

	Other (0.1%)

20,570	iShares U.S. Real Estate ETF^ (Cost $1,627,502)	1,718,418

MUTUAL FUND (0.4%)

	Other (0.4%)

555,115	Calamos Short-Term Bond Fund - Class I (Cost $5,540,119)	5,567,805

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.4%)#

	Communication Services (0.0%)

3,000 50,007,000	Facebook, Inc. Put, 03/15/19, Strike $145.00	256,500

	Consumer Discretionary (0.0%)

1,000 5,878,000	Carmax, Inc. Put, 03/15/19, Strike $57.50	160,000

	Health Care (0.0%)

920 24,858,400	UnitedHealth Group, Inc. Put, 02/15/19, Strike $240.00	17,940

	Industrials (0.3%)

1,500 9,820,500	Emerson Electric Company Put, 02/15/19, Strike $62.00	90,000

21,000 21,336,000	General Electric Company Call, 02/01/19, Strike $8.00	4,546,500

		4,636,500

	Information Technology (0.1%)

1,310 21,803,640	Apple, Inc. Put, 02/01/19, Strike $155.00	3,275

1,900 7,261,800	Micron Technology, Inc. Put, 03/15/19, Strike $33.00	127,300

900 12,937,500	NVIDIA Corp. Call, 02/15/19, Strike $150.00	357,750

		488,325

	TOTAL PURCHASED OPTIONS (Cost $5,488,614)	5,559,265

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (5.1%)

35,369,671	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	35,383,819

See accompanying Notes to Schedule of Investments

Calamos Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

35,368,337	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	$35,368,337

	TOTAL SHORT TERM INVESTMENTS (Cost $70,748,623)	70,752,156

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.9%)

5,365,623	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***†	5,365,623

21,074,595	State Street Navigator Securities Lending Government Money Market Portfolio†	21,074,595

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $26,440,218)	26,440,218

TOTAL INVESTMENTS (101.6%) (Cost $1,150,730,353)		1,422,305,653

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.9%)		(26,440,218)

OTHER ASSETS, LESS LIABILITIES (0.3%)		3,966,141

NET ASSETS (100.0%)		$1,399,831,576

NUMBER OF SHARES		VALUE

COMMON STOCK SOLD SHORT (-1.5%)#

	Industrials (-1.5%)

(2,100,000)	General Electric Company (Cost $(20,747,519))	(20,747,517)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (-0.1%)#

	Industrials (0.0%)

21,000 21,336,000	General Electric Company Put, 03/15/19, Strike $6.00	$(21,000)

430 6,840,010	Union Pacific Corp. Call, 02/15/19, Strike $160.00	(96,105)

		(117,105)

	Information Technology (-0.1%)

1,650 27,462,600	Apple, Inc. Call, 03/15/19, Strike $160.00	(1,513,875)

	TOTAL WRITTEN OPTIONS (Premium $1,331,144)	$(1,630,980)

NOTES TO SCHEDULE OF INVESTMENTS
#	Non-income producing security.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $39,105,484.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (13.8%)

	Communication Services (1.9%)

6,600,000	GCI Liberty, Inc.* 1.750%, 09/30/46	$7,026,096

	Liberty Media Corp.

9,685,000	2.250%, 09/30/46	4,758,289

6,963,000	1.375%, 10/15/23	7,843,924

5,125,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*§^ 2.125%, 03/31/48	4,938,655

4,550,000	Liberty Media Corp. / Liberty Formula One 1.000%, 01/30/23	4,809,327

2,090,000	Live Nation Entertainment, Inc.*^ 2.500%, 03/15/23	2,249,133

5,150,000	Twitter, Inc.* 0.250%, 06/15/24	4,787,929

		36,413,353

	Consumer Discretionary (1.7%)

7,300,000	Booking Holdings, Inc. 0.350%, 06/15/20	10,373,847

	Ctrip.com International, Ltd.

2,130,000	1.000%, 07/01/20	2,057,889

2,010,000	1.990%, 07/01/25^	2,050,180

2,150,000	DISH Network Corp. 3.375%, 08/15/26	1,825,576

3,100,000	Marriott Vacations Worldwide Corp. 1.500%, 09/15/22	2,906,668

1,875,000	NIO, Inc.* 4.500%, 02/01/24	1,876,144

5,200,000	RH* 0.000%, 06/15/23	4,950,582

5,885,000	Tesla, Inc. 1.250%, 03/01/21	6,332,584

		32,373,470

	Energy (0.3%)

1,593,000	Oil States International, Inc.*^ 1.500%, 02/15/23	1,393,588

5,000,000	TOTAL, SA 0.500%, 12/02/22	5,272,600

		6,666,188

	Financials (0.5%)

6,600,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	6,946,566

4,000,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)*§^ 0.250%, 05/01/23	3,779,340

		10,725,906

	Health Care (2.0%)

1,750,000	BioMarin Pharmaceutical, Inc.^ 1.500%, 10/15/20	2,113,860

4,700,000	CONMED Corp.* 2.625%, 02/01/24	4,779,383

5,845,000	DexCom, Inc.* 0.750%, 12/01/23	6,470,561

PRINCIPAL AMOUNT		VALUE

2,045,000	Evolent Health, Inc.* 1.500%, 10/15/25	$1,790,939

	Illumina, Inc.

7,172,000	0.000%, 08/15/23*^	7,252,757

4,149,000	0.000%, 06/15/19	4,743,116

4,135,000	Insulet Corp.* 1.375%, 11/15/24	4,536,157

2,425,000	Teladoc Health, Inc.*^ 1.375%, 05/15/25	3,400,990

3,550,000	Wright Medical Group, Inc.* 1.625%, 06/15/23	3,815,025

		38,902,788

	Industrials (0.2%)

2,050,000	Air Transport Services Group, Inc.^ 1.125%, 10/15/24	2,027,604

2,930,000	Meritor, Inc.^ 3.250%, 10/15/37	2,779,222

		4,806,826

	Information Technology (6.0%)

1,727,000	Akamai Technologies, Inc.* 0.125%, 05/01/25	1,647,584

2,050,000	Citrix Systems, Inc. 0.500%, 04/15/19	2,913,388

2,060,000	Cypress Semiconductor Corp. 2.000%, 02/01/23	2,017,729

5,250,000	DocuSign, Inc.* 0.500%, 09/15/23	5,259,818

2,000,000	Envestnet, Inc. 1.750%, 12/15/19	2,078,460

2,100,000	Guidewire Software, Inc. 1.250%, 03/15/25	2,126,534

1,760,000	II-VI, Inc. 0.250%, 09/01/22	1,857,821

7,000,000	Intel Corp. 3.250%, 08/01/39	16,070,600

4,285,000	Lumentum Holdings, Inc.^ 0.250%, 03/15/24	4,625,679

6,200,000	Microchip Technology, Inc. 1.625%, 02/15/27	6,668,255

3,998,000	New Relic, Inc.*^ 0.500%, 05/01/23	4,570,773

3,775,000	NXP Semiconductors, NV 1.000%, 12/01/19	3,894,233

6,184,000	ON Semiconductor Corp. 1.000%, 12/01/20	7,607,464

6,125,000	Palo Alto Networks, Inc.* 0.750%, 07/01/23	6,388,253

2,000,000	Pure Storage, Inc.* 0.125%, 04/15/23	1,946,290

2,000,000	RealPage, Inc. 1.500%, 11/15/22	2,875,070

4,375,000	Silicon Laboratories, Inc.^ 1.375%, 03/01/22	4,632,184

5,165,000	Splunk, Inc.* 0.500%, 09/15/23	5,515,161

1,650,000	Twilio, Inc.*^ 0.250%, 06/01/23	2,796,305

5,100,000	Wix.com, Ltd.*^ 0.000%, 07/01/23	5,313,231

12,000,000	Workday, Inc. 0.250%, 10/01/22	16,166,640

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

7,320,000	Zendesk, Inc.* 0.250%, 03/15/23	$9,136,787

		116,108,259

	Materials (0.3%)

5,150,000	Royal Gold, Inc. 2.875%, 06/15/19	5,164,394

	Real Estate (0.6%)

7,345,000	Empire State Realty OP, LP* 2.625%, 08/15/19	7,306,622

3,440,000	IH Merger Sub, LLC 3.500%, 01/15/22	3,763,859

		11,070,481

	Utilities (0.3%)

5,100,000	NRG Energy, Inc.* 2.750%, 06/01/48	5,669,747

	TOTAL CONVERTIBLE BONDS (Cost $252,475,404)	267,901,412

SYNTHETIC CONVERTIBLE SECURITIES (5.7%)¤

Corporate Bonds (3.2%)

	Communication Services (0.5%)

9,865,000	Alphabet, Inc. 3.375%, 02/25/24	10,206,033

		10,206,033

	Consumer Discretionary (1.4%)

5,153,000	Dana, Inc.^ 5.500%, 12/15/24	5,061,045

9,900,000	Home Depot, Inc.^ 2.700%, 04/01/23	9,948,708

10,000,000	L Brands, Inc. 5.625%, 02/15/22	10,204,600

2,429,000	Lowe’s Companies, Inc.^ 3.875%, 09/15/23	2,472,078

		27,686,431

	Consumer Staples (0.5%)

9,865,000	Walmart, Inc. 3.300%, 04/22/24	10,066,936

	Financials (0.3%)

4,950,000	Berkshire Hathaway, Inc. 2.750%, 03/15/23	4,919,929

	Health Care (0.2%)

3,000,000	Universal Health Services, Inc.* 4.750%, 08/01/22	3,043,050

	Information Technology (0.3%)

4,935,000	Apple, Inc. 3.450%, 05/06/24	5,064,001

	TOTAL CORPORATE BONDS	60,986,380

U.S. Government and Agency Securities (2.1%)

	United States Treasury Note

11,600,000	1.125%, 06/30/21	11,249,605

10,800,000	2.000%, 01/31/20	10,743,273

8,450,000	2.750%, 02/15/19^	8,451,112

5,800,000	1.625%, 05/15/26^	5,449,326

PRINCIPAL AMOUNT		VALUE

5,500,000	2.000%, 11/15/26	$5,282,155

		41,175,471

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	41,175,471

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.4%)#

	Other (0.4%)

7,200 31,060,800	iShares China Large-Cap ETF Call, 06/21/19, Strike $41.00	2,628,000

4,550 28,519,400	iShares MSCI EAFE ETF Call, 06/21/19, Strike $61.00	1,569,750

7,660 33,014,600	iShares MSCI Emerging Markets ETF Call, 06/21/19, Strike $41.00	2,776,750

975 14,533,350	iShares Russell 2000 ETF Call, 02/15/19, Strike $148.00	278,850

	TOTAL PURCHASED OPTIONS	7,253,350

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $109,019,779)	109,415,201

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (5.7%)

	Communication Services (0.2%)

22,015	Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	4,159,426

	Financials (0.2%)

80,250	AMG Capital Trust II^ 5.150%, 10/15/37	3,982,446

	Health Care (0.3%)

104,250	Becton Dickinson and Company 6.125%, 05/01/20	6,411,375

	Industrials (1.7%)

10,100	Fortive Corp. 5.000%, 07/01/21	9,927,189

204,910	Rexnord Corp. 5.750%, 11/15/19	11,376,603

122,025	Stanley Black & Decker, Inc.^ 5.375%, 05/15/20	11,688,775

		32,992,567

	Materials (0.3%)

83,500	International Flavors & Fragrances, Inc. 6.000%, 09/15/21	4,518,185

	Real Estate (0.8%)

14,350	Crown Castle International Corp. 6.875%, 08/01/20	15,876,840

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

	Utilities (2.2%)

80,675	CenterPoint Energy, Inc. (Warner Media, LLC, Charter Communications Time, Inc.)§** 4.467%, 09/15/29	$3,604,478

39,953	Dominion Energy, Inc. 6.750%, 08/15/19	1,919,742

180,700	DTE Energy Company 6.500%, 10/01/19	9,842,729

328,590	NextEra Energy, Inc. 6.123%, 09/01/19	19,488,673

	Sempra Energy

41,640	6.750%, 07/15/21	4,236,454

30,200	6.000%, 01/15/21	3,029,966

		42,122,042

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $107,063,927)	110,062,881

COMMON STOCKS (69.3%)

	Communication Services (7.7%)

45,055	Alphabet, Inc. - Class A#~	50,726,974

271,175	AT&T, Inc.	8,151,521

321,635	Comcast Corp. - Class A	11,762,192

170,250	Facebook, Inc. - Class A#	28,378,972

39,830	Netflix, Inc.#	13,522,285

319,000	Verizon Communications, Inc.	17,564,140

173,000	Walt Disney Company^	19,292,960

		149,399,044

	Consumer Discretionary (6.9%)

32,625	Amazon.com, Inc.#~	56,073,566

46,230	Aptiv, PLC	3,658,180

47,325	Dollar Tree, Inc.#	4,582,480

16,650	Expedia Group, Inc.	1,985,512

110,420	General Motors Company	4,308,588

109,360	Home Depot, Inc.	20,070,841

91,730	Lowe’s Companies, Inc.	8,820,757

62,615	McDonald’s Corp.	11,194,310

100,640	Nike, Inc. - Class B	8,240,403

38,060	Royal Caribbean Cruises, Ltd.	4,569,103

80,305	Starbucks Corp.	5,471,983

100,120	TJX Companies, Inc.	4,978,968

		133,954,691

	Consumer Staples (5.7%)

438,800	Coca-Cola Company	21,119,444

46,115	Costco Wholesale Corp.	9,897,662

69,700	Kroger Company	1,974,601

253,435	Mondelez International, Inc. - Class A	11,723,903

138,150	PepsiCo, Inc.	15,565,361

159,000	Philip Morris International, Inc.	12,198,480

208,455	Procter & Gamble Company	20,109,654

61,015	Walgreens Boots Alliance, Inc.	4,408,944

131,200	Walmart, Inc.	12,572,896

		109,570,945

	Energy (4.5%)

192,360	Chevron Corp.	22,054,074

114,035	ConocoPhillips	7,719,029

110,600	EOG Resources, Inc.	10,971,520

304,530	Exxon Mobil Corp.	22,315,958

NUMBER OF SHARES		VALUE

123,654	Hess Corp.	$6,677,336

92,435	Marathon Petroleum Corp.	6,124,743

37,275	Pioneer Natural Resources Company	5,304,978

124,000	Schlumberger, Ltd.	5,482,040

		86,649,678

	Financials (11.3%)

201,860	American International Group, Inc.	8,726,408

986,970	Bank of America Corp.~	28,099,036

44,530	Berkshire Hathaway, Inc. - Class B#	9,152,696

101,675	Capital One Financial Corp.	8,193,988

42,480	Cboe Global Markets, Inc.	3,962,110

83,850	Chubb Corp.	11,156,242

195,500	Citigroup, Inc.	12,601,930

44,000	Discover Financial Services	2,969,560

190,500	E*TRADE Financial Corp.	8,888,730

22,055	Goldman Sachs Group, Inc.	4,367,111

155,565	Intercontinental Exchange, Inc.	11,941,169

316,880	JPMorgan Chase & Company~	32,797,080

299,725	KeyCorp	4,936,471

122,180	Marsh & McLennan Companies, Inc.	10,775,054

88,905	MetLife, Inc.	4,060,291

157,145	Morgan Stanley	6,647,234

82,600	Northern Trust Corp.	7,306,796

56,450	PNC Financial Services Group, Inc.	6,924,721

89,829	Prudential Financial, Inc.	8,276,844

183,130	Starwood Property Trust, Inc.	4,043,506

217,565	US Bancorp	11,130,625

167,345	Wells Fargo & Company	8,184,844

72,550	Zions Bancorporation, N.A.	3,452,655

		218,595,101

	Health Care (10.9%)

26,795	Abbott Laboratories	1,955,499

119,860	Agilent Technologies, Inc.	9,115,353

34,325	Alexion Pharmaceuticals, Inc.#	4,220,602

48,145	Anthem, Inc.	14,587,935

236,885	Baxter International, Inc.	17,171,794

13,900	Biogen, Inc.#	4,639,542

75,420	Bristol-Myers Squibb Company	3,723,485

64,155	Celgene Corp.#	5,675,151

24,100	Edwards Lifesciences Corp.#	4,107,122

56,825	Gilead Sciences, Inc.	3,978,318

26,750	Humana, Inc.	8,265,483

10,955	Intuitive Surgical, Inc.#	5,736,476

185,500	Johnson & Johnson~	24,686,340

27,900	Laboratory Corp. of America Holdings#	3,887,865

156,780	Medtronic, PLC	13,857,784

222,685	Merck & Company, Inc.	16,574,445

487,630	Pfizer, Inc.	20,699,894

17,665	Stryker Corp.	3,136,774

7,500	Teleflex, Inc.	2,051,250

36,935	Thermo Fisher Scientific, Inc.	9,073,821

111,850	UnitedHealth Group, Inc.	30,221,870

11,705	WellCare Health Plans, Inc.#	3,236,198

		210,603,001

	Industrials (6.9%)

47,150	Boeing Company	18,181,983

84,075	Caterpillar, Inc.	11,195,427

220,325	CSX Corp.	14,475,353

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

328,720	Delta Air Lines, Inc.	$16,248,630

128,475	Emerson Electric Company	8,411,258

472,245	General Electric Company	4,798,009

138,300	Honeywell International, Inc.	19,864,029

34,300	Lockheed Martin Corp.	9,936,367

60,350	Northrop Grumman Corp.	16,629,442

88,780	Union Pacific Corp.	14,122,235

		133,862,733

	Information Technology (12.6%)

67,175	Accenture, PLC - Class A	10,314,721

26,280	Adobe, Inc.#	6,512,710

319,120	Apple, Inc.~	53,114,333

35,450	Broadcom, Inc.	9,509,462

353,500	Cisco Systems, Inc.	16,717,015

27,945	Fidelity National Information Services, Inc.	2,921,091

47,891	Lam Research Corp.	8,121,356

92,725	MasterCard, Inc. - Class A	19,577,029

624,710	Microsoft Corp.~	65,238,465

51,750	NVIDIA Corp.	7,439,062

113,400	Oracle Corp.	5,696,082

67,775	PayPal Holdings, Inc.#	6,015,709

60,370	Salesforce.com, Inc.#	9,174,429

179,460	Visa, Inc. - Class A	24,228,895

		244,580,359

	Materials (0.8%)

201,555	DowDuPont, Inc.	10,845,675

70,000	Nucor Corp.	4,286,800

		15,132,475

	Real Estate (1.1%)

96,520	American Tower Corp.	16,682,517

49,000	Welltower, Inc.	3,797,010

		20,479,527

	Utilities (0.9%)

345,213	Exelon Corp.	16,487,373

	TOTAL COMMON STOCKS (Cost $971,347,711)	1,339,314,927

EXCHANGE-TRADED FUNDS (1.9%)

	Other (1.9%)

281,135	iShares MSCI EAFE ETF^	17,621,542

108,250	iShares MSCI Emerging Markets ETF^	4,665,575

123,400	iShares Russell 2000 Value ETF^	14,717,918

	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,461,997)	37,005,035

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.0%)#

	Information Technology (0.0%)

1,200 19,972,800	Apple, Inc. Put, 02/01/19, Strike $155.00	3,000

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Other (0.0%)

1,100 18,497,600	Invesco QQQ Trust Series Put, 02/08/19, Strike $161.00	$28,050

		28,050

	TOTAL PURCHASED OPTIONS (Cost $756,354)	31,050

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (3.4%)

32,656,027	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	32,669,089

32,489,256	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	32,489,256

	TOTAL SHORT TERM INVESTMENTS (Cost $65,155,167)	65,158,345

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.4%)

33,088,905	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***†	33,088,905

32,809,672	State Street Navigator Securities Lending Government Money Market Portfolio†	32,809,672

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $65,898,577)	65,898,577

TOTAL INVESTMENTS (103.2%) (Cost $1,611,178,916)		1,994,787,428

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.4%)		(65,898,577)

OTHER ASSETS, LESS LIABILITIES (0.2%)		4,941,786

NET ASSETS (100.0%)		$1,933,830,637

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTIONS (0.0%)#

	Consumer Discretionary (0.0%)

120 4,074,000	Netflix, Inc. Call, 03/15/19, Strike $390.00	(36,900)

See accompanying Notes to Schedule of Investments

Calamos Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Financials (0.0%)

	Berkshire Hathaway, Inc.

111 2,281,494	Call, 03/15/19, Strike $220.00	$(9,768)

111 2,281,494	Call, 06/21/19, Strike $230.00	(24,198)

		(33,966)

	TOTAL WRITTEN OPTIONS (Premium $ 140,334)	$(70,866)

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS

State Street Bank and Trust	European Monetary Unit	04/24/19	225,000	$259,297	$1,730

Bank of New York	European Monetary Unit	04/24/19	137,000	157,883	1,068

					$2,798

COUNTERPARTY	SHORT CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS

State Street Bank and Trust	European Monetary Unit	04/24/19	141,000	$162,493	$250

Bank of New York	Hong Kong Dollar	04/24/19	2,787,000	356,222	(43)

State Street Bank and Trust	Hong Kong Dollar	04/24/19	3,578,000	457,324	(11)

Northern Trust Company	Hong Kong Dollar	04/24/19	15,641,000	$1,999,163	442

State Street Bank and Trust	European Monetary Unit	04/24/19	1,829,000	$2,107,797	$(8,462)

					$(7,824)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
^	Security, or portion of security, is on loan.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
#	Non-income producing security.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2019.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $2,594,616.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

Note: The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (97.4%)

	Communication Services (10.7%)

95	Alphabet, Inc. - Class A#	$106,960

560	Alphabet, Inc. - Class C#	625,167

7,401	AT&T, Inc.	222,474

235	Charter Communications, Inc. - Class A#	77,797

6,635	Comcast Corp. - Class A	242,642

425	Electronic Arts, Inc.#	39,202

2,110	Facebook, Inc. - Class A#	351,716

605	Netflix, Inc.#	205,397

3,995	Verizon Communications, Inc.	219,965

2,160	Walt Disney Company^	240,883

		2,332,203

	Consumer Discretionary (10.3%)

465	Amazon.com, Inc.#	799,209

580	Aptiv, PLC	45,895

70	Booking Holdings, Inc.#	128,297

590	Dollar Tree, Inc.#	57,130

530	Expedia Group, Inc.	63,203

1,385	General Motors Company	54,043

1,465	Home Depot, Inc.	268,871

1,238	Lowe’s Companies, Inc.	119,046

1,320	McDonald’s Corp.	235,990

1,765	Nike, Inc. - Class B	144,518

700	Royal Caribbean Cruises, Ltd.	84,035

1,235	Starbucks Corp.	84,153

1,080	Target Corp.	78,840

1,710	TJX Companies, Inc.	85,038

		2,248,268

	Consumer Staples (7.2%)

1,050	Altria Group, Inc.	51,817

5,745	Coca-Cola Company	276,507

455	Costco Wholesale Corp.	97,657

1,790	Kroger Company	50,711

3,730	Mondelez International, Inc. - Class A	172,550

1,717	PepsiCo, Inc.	193,454

1,950	Philip Morris International, Inc.	149,604

2,790	Procter & Gamble Company	269,151

950	Walgreens Boots Alliance, Inc.	68,647

2,385	Walmart, Inc.	228,555

		1,558,653

	Energy (5.6%)

2,965	Chevron Corp.	339,937

2,915	ConocoPhillips	197,316

880	EOG Resources, Inc.	87,296

3,705	Exxon Mobil Corp.	271,503

1,500	Marathon Petroleum Corp.	99,390

1,020	Phillips 66	97,318

460	Pioneer Natural Resources Company	65,467

1,180	Schlumberger, Ltd.	52,168

		1,210,395

	Financials (13.4%)

675	American Express Company	69,323

2,218	American International Group, Inc.	95,884

11,520	Bank of America Corp.	327,974

NUMBER OF SHARES		VALUE

1,830	Berkshire Hathaway, Inc. - Class B#	$376,138

1,270	Capital One Financial Corp.	102,349

840	Cboe Global Markets, Inc.	78,347

1,120	Charles Schwab Corp.	52,382

1,050	Chubb Corp.	139,702

1,625	Citigroup, Inc.	104,748

550	Discover Financial Services	37,120

1,020	E*TRADE Financial Corp.	47,593

130	Goldman Sachs Group, Inc.	25,741

1,910	Intercontinental Exchange, Inc.	146,612

4,015	JPMorgan Chase & Company	415,552

3,740	KeyCorp	61,598

915	Marsh & McLennan Companies, Inc.	80,694

1,095	MetLife, Inc.	50,009

2,615	Morgan Stanley	110,615

750	Northern Trust Corp.	66,345

485	PNC Financial Services Group, Inc.	59,495

1,545	Prudential Financial, Inc.	142,356

360	Travelers Companies, Inc.	45,194

2,705	US Bancorp	138,388

2,010	Wells Fargo & Company	98,309

905	Zions Bancorporation, N.A.	43,069

		2,915,537

	Health Care (14.4%)

2,100	Abbott Laboratories	153,258

1,505	Agilent Technologies, Inc.	114,455

425	Alexion Pharmaceuticals, Inc.#	52,258

380	Anthem, Inc.	115,140

2,310	Baxter International, Inc.	167,452

270	Biogen, Inc.#	90,121

1,410	Bristol-Myers Squibb Company	69,612

830	Celgene Corp.#	73,422

293	CVS Health Corp.	19,206

305	Edwards Lifesciences Corp.#	51,978

700	Gilead Sciences, Inc.	49,007

430	Humana, Inc.	132,866

300	Illumina, Inc.#	83,937

195	Intuitive Surgical, Inc.#	102,110

2,745	Johnson & Johnson	365,304

430	Laboratory Corp. of America Holdings#	59,920

2,625	Medtronic, PLC	232,024

3,570	Merck & Company, Inc.	265,715

7,995	Pfizer, Inc.	339,388

390	Stryker Corp.	69,252

95	Teleflex, Inc.	25,982

470	Thermo Fisher Scientific, Inc.	115,465

1,400	UnitedHealth Group, Inc.	378,280

		3,126,152

	Industrials (9.1%)

650	Boeing Company	250,653

950	Caterpillar, Inc.	126,502

2,740	CSX Corp.	180,018

3,845	Delta Air Lines, Inc.	190,058

1,575	Emerson Electric Company	103,115

7,760	General Electric Company	78,842

2,489	Honeywell International, Inc.	357,495

455	Ingersoll-Rand, PLC	45,518

705	Lockheed Martin Corp.	204,232

355	Northrop Grumman Corp.	97,820

See accompanying Notes to Schedule of Investments

Calamos Dividend Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

1,225	Southwest Airlines Company	$69,531

1,055	Stanley Black & Decker, Inc.	133,394

915	Union Pacific Corp.	145,549

		1,982,727

	Information Technology (20.2%)

950	Accenture, PLC - Class A	145,873

515	Adobe, Inc.#	127,627

4,130	Apple, Inc.	687,397

1,280	Applied Materials, Inc.	50,022

510	Broadcom, Inc.	136,808

5,360	Cisco Systems, Inc.	253,474

965	Fidelity National Information Services, Inc.	100,872

5,800	Intel Corp.	273,296

510	International Business Machines Corp.	68,554

540	Intuit, Inc.	116,543

330	Lam Research Corp.	55,961

940	MasterCard, Inc. - Class A	198,462

635	Microchip Technology, Inc.^	51,035

8,290	Microsoft Corp.	865,725

1,035	NVIDIA Corp.	148,781

1,900	Oracle Corp.	95,437

1,765	PayPal Holdings, Inc.#	156,661

1,775	Salesforce.com, Inc.#	269,747

990	Texas Instruments, Inc.	99,673

3,055	Visa, Inc. - Class A	412,456

705	Xilinx, Inc.	78,918

		4,393,322

	Materials (1.6%)

2,835	DowDuPont, Inc.	152,551

810	LyondellBasell Industries, NV - Class A	70,446

975	Nucor Corp.	59,709

155	Sherwin-Williams Company	65,336

		348,042

	Real Estate (1.9%)

1,170	American Tower Corp.	202,223

910	Crown Castle International Corp.	106,524

1,465	Welltower, Inc.	113,523

		422,270

NUMBER OF SHARES		VALUE

	Utilities (3.0%)

1,800	Duke Energy Corp.	$158,004

3,625	Exelon Corp.	173,130

1,690	NextEra Energy, Inc.	302,476

225	Sempra Energy	26,321

		659,931

	TOTAL COMMON STOCKS (Cost $16,462,029)	21,197,500

EXCHANGE-TRADED FUNDS (1.1%)

	Other (1.1%)

1,425	iShares NASDAQ Biotechnology ETF^	156,309

760	iShares Russell 2000 Value ETF^	90,645

		246,954

	TOTAL EXCHANGE-TRADED FUNDS (Cost $251,470)	246,954

SHORT TERM INVESTMENTS (1.8%)

197,342	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	197,421

197,396	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	197,396

	TOTAL SHORT TERM INVESTMENTS (Cost $394,799)	394,817

TOTAL INVESTMENTS (100.3%) (Cost $17,108,298)		21,839,271

LIABILITIES, LESS OTHER ASSETS (-0.3%)		(75,857)

NET ASSETS (100.0%)		$21,763,414

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

COMMON STOCKS (98.9%)

	Communication Services (5.5%)

240	Alphabet, Inc. - Class A#	$270,214

2,400	AMC Networks, Inc. - Class A#	151,056

7,625	AT&T, Inc.	229,207

2,600	CBS Corp. - Class B Non Voting	128,596

495	Charter Communications, Inc. - Class A#	163,870

12,510	Comcast Corp. - Class A	457,491

5,340	Discovery, Inc. - Class A#^	151,549

6,420	Interpublic Group of Companies, Inc.	146,055

3,985	Verizon Communications, Inc.	219,414

5,050	Viacom, Inc. - Class B	148,571

4,440	Walt Disney Company^	495,149

		2,561,172

	Consumer Discretionary (5.2%)

175	Amazon.com, Inc.#	300,778

1,800	Best Buy Company, Inc.	106,632

710	Burlington Stores, Inc.#	121,914

2,020	Dave & Buster’s Entertainment, Inc.	103,929

4,225	H&R Block, Inc.	99,668

710	Home Depot, Inc.	130,306

2,055	Kohl’s Corp.	141,158

3,850	MasterCraft Boat Holdings, Inc.#	84,046

1,865	Nike, Inc. - Class B	152,706

2,385	Norwegian Cruise Line Holdings, Ltd.#	122,661

570	O’Reilly Automotive, Inc.#	196,456

1,050	RH#	142,663

3,525	Starbucks Corp.	240,193

3,000	Target Corp.	219,000

2,350	TJX Companies, Inc.	116,866

1,400	VF Corp.	117,838

		2,396,814

	Consumer Staples (7.9%)

4,475	Altria Group, Inc.	220,841

935	Casey’s General Stores, Inc.	120,316

1,740	Church & Dwight Company, Inc.	112,421

800	Clorox Company^	118,704

7,690	Coca-Cola Company	370,120

1,050	Costco Wholesale Corp.	225,361

1,530	Hershey Company	162,333

5,790	Kroger Company	164,031

1,630	Lamb Weston Holdings, Inc.	117,849

5,300	Mondelez International, Inc. - Class A	245,178

2,190	PepsiCo, Inc.	246,747

1,610	Post Holdings, Inc.#	149,440

5,225	Procter & Gamble Company	504,056

2,400	Sysco Corp.	153,240

3,600	Walgreens Boots Alliance, Inc.	260,136

5,455	Walmart, Inc.	522,753

		3,693,526

	Energy (7.9%)

2,975	Anadarko Petroleum Corp.	140,807

3,690	Cheniere Energy, Inc.#	242,248

7,800	Chevron Corp.	894,270

2,090	ConocoPhillips	141,472

NUMBER OF SHARES		VALUE

2,780	EOG Resources, Inc.	$275,776

7,960	Exxon Mobil Corp.	583,309

2,600	HollyFrontier Corp.	146,484

7,700	Kinder Morgan, Inc.	139,370

3,810	Marathon Petroleum Corp.	252,451

2,090	Occidental Petroleum Corp.	139,570

2,350	ONEOK, Inc.	150,893

4,500	PBF Energy, Inc. - Class A	164,790

1,050	Phillips 66	100,181

23,500	Southwestern Energy Company#^	102,695

2,126	Valero Energy Corp.	186,705

		3,661,021

	Financials (21.4%)

1,705	Allstate Corp.	149,818

4,210	American Equity Investment Life Holding Company	131,857

2,900	American Express Company	297,830

5,000	Arch Capital Group, Ltd.#	146,750

1,410	Assurant, Inc.	135,910

35,150	Bank of America Corp.	1,000,720

2,600	Bank of New York Mellon Corp.	136,032

5,228	Berkshire Hathaway, Inc. - Class B#	1,074,563

1,725	Cincinnati Financial Corp.	139,932

10,350	Citigroup, Inc.	667,161

2,085	Comerica, Inc.	164,173

2,467	Commerce Bancshares, Inc.^	147,527

310	Credit Acceptance Corp.#^	123,386

2,400	Discover Financial Services	161,976

1,010	Goldman Sachs Group, Inc.	199,990

1,750	Green Dot Corp. - Class A#	129,535

1,815	Intercontinental Exchange, Inc.	139,319

13,950	JPMorgan Chase & Company	1,443,825

2,250	LPL Financial Holdings, Inc.	158,333

1,650	Marsh & McLennan Companies, Inc.	145,514

3,225	Morgan Stanley	136,418

1,025	MSCI, Inc. - Class A	174,527

1,700	Nasdaq, Inc.	149,668

1,400	Northern Trust Corp.	123,844

9,450	OFG Bancorp	183,141

1,100	PNC Financial Services Group, Inc.	134,937

2,985	Popular, Inc.	163,011

1,230	Primerica, Inc.	138,215

1,960	Progressive Corp.	131,888

13,700	Regions Financial Corp.	207,829

930	S&P Global, Inc.	178,234

3,430	SunTrust Banks, Inc.	203,811

500	SVB Financial Group#	116,690

6,000	TCF Financial Corp.	132,960

5,650	US Bancorp	289,054

2,350	Webster Financial Corp.	126,618

13,465	Wells Fargo & Company	658,573

		9,943,569

	Health Care (13.4%)

2,230	Abbott Laboratories	162,745

920	Allergan, PLC	132,462

1,630	Amgen, Inc.	304,989

2,345	AMN Healthcare Services, Inc.#	151,933

755	Anthem, Inc.	228,765

500	Becton Dickinson and Company	124,730

365	Biogen, Inc.#	121,830

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

3,750	Boston Scientific Corp.#	$143,062

1,000	Centene Corp.#	130,570

1,150	Charles River Laboratories International, Inc.#	141,669

1,140	Cigna Corp.	227,783

3,845	CVS Health Corp.	252,040

1,780	Danaher Corp.	197,438

1,195	Eli Lilly and Company	143,233

1,925	Encompass Health Corp.	128,667

6,050	Exelixis, Inc.#	142,599

3,350	Gilead Sciences, Inc.	234,533

1,430	HCA Healthcare, Inc.	199,385

455	Humana, Inc.	140,590

260	Intuitive Surgical, Inc.#	136,146

4,005	Johnson & Johnson	532,985

2,255	Medpace Holdings, Inc.#	145,222

1,550	Medtronic, PLC	137,005

1,884	Merck & Company, Inc.	140,226

3,365	Pfizer, Inc.	142,844

1,425	PRA Health Sciences, Inc.#	151,007

560	Thermo Fisher Scientific, Inc.	137,575

4,000	UnitedHealth Group, Inc.	1,080,800

600	WellCare Health Plans, Inc.#	165,888

1,675	Zoetis, Inc.	144,318

		6,223,039

	Industrials (9.9%)

3,315	Aerojet Rocketdyne Holdings, Inc.#	130,843

2,630	Allison Transmission Holdings, Inc.	128,002

1,785	Ametek, Inc.	130,127

2,410	Armstrong World Industries, Inc.	163,976

410	Boeing Company	158,104

1,590	C.H. Robinson Worldwide, Inc.	137,964

1,295	Caterpillar, Inc.	172,442

2,410	Clean Harbors, Inc.#	142,696

1,800	CSX Corp.	118,260

2,600	Delta Air Lines, Inc.	128,518

4,450	Harsco Corp.#	94,785

4,000	HD Supply Holdings, Inc.#	167,760

1,565	HEICO Corp.	132,243

1,330	Honeywell International, Inc.	191,028

2,850	IHS Markit, Ltd.#	147,972

1,650	Ingersoll-Rand, PLC	165,066

2,100	Jacobs Engineering Group, Inc.	136,080

1,450	Norfolk Southern Corp.	243,223

975	Parker-Hannifin Corp.	160,690

1,855	Robert Half International, Inc.	119,518

610	Roper Industries, Inc.	172,789

2,470	Southwest Airlines Company	140,197

2,300	TransUnion	139,886

1,750	Union Pacific Corp.	278,372

2,250	United Continental Holdings, Inc.#	196,357

1,330	United Parcel Service, Inc. - Class B	140,182

2,035	United Technologies Corp.	240,272

1,850	Waste Management, Inc.	176,990

450	WW Grainger, Inc.	132,926

		4,587,268

	Information Technology (16.8%)

1,300	Accenture, PLC - Class A	199,615

580	Adobe, Inc.#	143,736

1,740	Akamai Technologies, Inc.#	113,274

18,198	Apple, Inc.	3,028,875

NUMBER OF SHARES		VALUE

3,550	Applied Materials, Inc.	$138,734

1,070	Automatic Data Processing, Inc.	149,629

3,055	Booz Allen Hamilton Holding Corp.	150,092

520	Broadcom, Inc.	139,490

1,305	Broadridge Financial Solutions, Inc.	131,583

2,000	CDW Corp.	166,540

5,290	Cisco Systems, Inc.	250,164

820	F5 Networks, Inc.#	131,979

1,505	Fiserv, Inc.#^	124,810

1,985	Fortinet, Inc.#	151,991

5,000	HP, Inc.	110,150

9,415	Intel Corp.	443,635

700	Intuit, Inc.	151,074

825	Lam Research Corp.	139,904

710	MasterCard, Inc. - Class A	149,902

3,600	Micron Technology, Inc.#	137,592

2,647	Microsoft Corp.	276,426

1,810	NetApp, Inc.	115,424

7,780	Oracle Corp.	390,789

1,350	Texas Instruments, Inc.	135,918

1,350	Total System Services, Inc.	120,974

1,089	Visa, Inc. - Class A	147,026

945	VMware, Inc. - Class A	142,761

1,800	Worldpay, Inc. - Class A#	150,264

1,025	Zebra Technologies Corp.- Class A#	177,940

		7,810,291

	Materials (3.0%)

2,872	CF Industries Holdings, Inc.	125,363

8,760	DowDuPont, Inc.	471,376

2,000	Ingevity Corp.#	188,140

5,000	Mosaic Company	161,400

2,050	Nucor Corp.	125,542

2,750	Sonoco Products Company	158,345

3,875	Steel Dynamics, Inc.	141,786

		1,371,952

	Real Estate (3.2%)

1,310	Crown Castle International Corp.	153,349

3,050	Equity Residential	221,308

1,560	Extra Space Storage, Inc.	153,831

2,800	National Retail Properties, Inc.	147,588

2,250	Prologis, Inc.	155,610

700	Simon Property Group, Inc.	127,484

5,350	STORE Capital Corp.	172,912

3,900	UDR, Inc.	170,625

2,375	Welltower, Inc.	184,039

		1,486,746

	Utilities (4.7%)

11,700	AES Corp.	191,763

2,000	Ameren Corp.	138,680

2,100	American Electric Power Company, Inc.	166,152

5,070	CenterPoint Energy, Inc.	156,764

2,600	CMS Energy Corp.	135,564

2,550	Dominion Energy, Inc.	179,112

1,150	DTE Energy Company	135,413

3,180	Duke Energy Corp.	279,140

1,550	Entergy Corp.	138,245

3,950	Exelon Corp.	188,652

4,630	FirstEnergy Corp.^	181,496

3,300	Southern Company	160,380

See accompanying Notes to Schedule of Investments

Calamos Opportunistic Value Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

2,615	UGI Corp.	$149,133

		2,200,494

	TOTAL COMMON STOCKS (Cost $43,928,183)	45,935,892

EXCHANGE-TRADED FUND (0.5%)

	Other (0.5%)

3,300	Industrial Select Sector SPDR Fund (Cost $231,413)	236,841

SHORT TERM INVESTMENTS (0.7%)

156,971	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	157,034

156,982	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	156,982

	TOTAL SHORT TERM INVESTMENTS (Cost $314,001)	314,016

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (1.0%)

487,457	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $487,457)	487,457

TOTAL INVESTMENTS (101.1%) (Cost $44,961,054)		46,974,206

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-1.0%)		(487,457)

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(31,357)

NET ASSETS (100.0%)		$46,455,392

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (94.5%)

		Communication Services (10.4%)

6,000		Baidu, Inc.#	$1,035,780

92,000	EUR	Deutsche Telekom, AG	1,495,998

17,100	JPY	Nintendo Company, Ltd.	5,186,224

55,900		SoftBank Group Corp.^~	2,194,075

228,700	HKD	Tencent Holdings, Ltd.	10,180,485

24,600	EUR	Ubisoft Entertainment, SA#	2,183,163

			22,275,725

		Consumer Discretionary (17.0%)

74,402		Alibaba Group Holding, Ltd.#^	12,535,993

30,300		Aptiv, PLC	2,397,639

125,000	CAD	Aritzia, Inc.#	1,620,115

1,150		Booking Holdings, Inc.#~	2,107,731

43,300	SEK	Kambi Group, PLC#	978,611

3,727	EUR	Kering, SA	1,869,174

46,000	BRL	Lojas Renner, SA	574,786

35,790		Lululemon Athletica, Inc.#~	5,290,120

25,300	BRL	Magazine Luiza, SA	1,243,765

6,250	EUR	Puma, SE	3,483,427

32,100		Sony Corp.	1,608,852

421,000	HKD	Techtronic Industries Company, Ltd.	2,457,607

			36,167,820

		Consumer Staples (13.6%)

28,300	CAD	Alimentation Couche-Tard, Inc. - Class B	1,537,390

115,800	GBP	Diageo, PLC	4,419,671

16,200	GBP	Fevertree Drinks, PLC	547,224

35,700	EUR	Kerry Group, PLC - Class A	3,671,469

3,100	EUR	Kerry Group, PLC - Class A	316,536

56,800	EUR	Koninklijke Ahold Delhaize, NV	1,496,459

19,454	CNY	Kweichow Moutai Company, Ltd. - Class A	2,009,361

66,700		Nestle, SA	5,818,908

40,400	SEK	Swedish Match, AB	1,810,003

483,800	AUD	Treasury Wine Estates, Ltd.	5,444,690

760,000	MXN	Wal-Mart de Mexico, SAB de CV	1,996,355

			29,068,066

		Energy (3.4%)

83,900		BP, PLC	3,449,968

70,500	CAD	Cenovus Energy, Inc.	550,500

6,800		CNOOC, Ltd.	1,137,572

780,000	GBP	Tullow Oil, PLC#	2,094,517

			7,232,557

		Financials (12.3%)

375,800	HKD	AIA Group, Ltd.	3,393,288

11,000		AON, PLC	1,718,530

811,000	IDR	Bank Central Asia, Tbk PT	1,640,583

4,400		Credicorp, Ltd.	1,068,232

37,150	EUR	Deutsche Böerse, AG	4,946,445

145,800	INR	HDFC Bank, Ltd.	4,252,750

150,000		Itau Unibanco Holding, SA	1,596,000

2,525	CHF	Partners Group Holding, AG	1,736,705

227,500	HKD	Ping An Insurance Group

		Company of China, Ltd. - Class H	2,214,839

78,800	GBP	Prudential, PLC	1,541,023

39,000	CAD	Toronto-Dominion Bank	2,196,431

			26,304,826

NUMBER OF SHARES			VALUE

		Health Care (12.1%)

69,000	GBP	AstraZeneca, PLC	$4,998,489

29,500	CAD	Canopy Growth Corp.#^	1,446,318

11,500	EUR	Carl Zeiss Meditec, AG	1,043,765

42,350	AUD	CSL, Ltd.	6,021,918

33,000	JPY	Hoya Corp.	1,915,233

15,100		ICON, PLC#	2,112,188

16,150		LivaNova, PLC#	1,490,968

7,000	CHF	Lonza Group, AG#	1,849,387

32,000	CHF	Novartis, AG	2,793,624

8,200	CHF	Roche Holding, AG	2,181,493

1,100		Roche Holding, AG^	36,630

			25,890,013

		Industrials (7.2%)

16,700	CAD	Canadian Pacific Railway, Ltd.	3,422,868

93,600	GBP	Experian, PLC	2,350,068

10,800	JPY	FANUC Corp.	1,836,881

153,000	BRL	Localiza Rent a Car, SA	1,398,794

14,000	EUR	Safran, SA	1,839,448

20,000	JPY	Secom Company, Ltd.	1,674,439

7,000	EUR	Teleperformance	1,204,706

13,700	EUR	Thales, SA	1,515,074

			15,242,278

		Information Technology (12.3%)

23,000		Accenture, PLC - Class A	3,531,650

875	EUR	Adyen, NV#*	649,271

9,700	EUR	ASML Holding, NV	1,696,215

3,050	CAD	Constellation Software, Inc.	2,276,259

28,000		CyberArk Software, Ltd.#	2,457,280

130,000	TWD	Delta Electronics, Inc.	649,580

4,700	JPY	Keyence Corp.	2,418,691

590,000		SEK LM Ericsson Telephone Company - Class B	5,258,947

42,000	KRW	Samsung Electronics Company, Ltd.	1,751,152

535,000	GBP	Spirent Communications, PLC	1,034,314

598,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	4,435,943

			26,159,302

		Materials (4.2%)

700	CHF	Givaudan, SA	1,698,240

500,000	GBP	Glencore, PLC#	2,033,160

960,000	AUD	Lynas Corp., Ltd.#^	1,173,419

445,000	AUD	Northern Star Resources, Ltd.	2,844,428

20,000	AUD	Rio Tinto, Ltd.	1,271,714

			9,020,961

		Real Estate (2.0%)

476,700	EUR	Aroundtown, SA	4,216,712

		TOTAL COMMON STOCKS (Cost $181,503,002)	201,578,260

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.1%)#

	Information Technology (0.0%)

579 2,178,198	Taiwan Semiconductor Manufacturing Company, Ltd. Put, 02/15/19, Strike $35.00	$5,790

	Other (0.1%)

1,055 12,867,835	iShares 20+ Year Treasury Bond Call, 03/15/19, Strike $120.00	260,585

	TOTAL PURCHASED OPTIONS (Cost $170,979)	266,375

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (5.0%)

5,341,022	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	5,343,158

5,394,008	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	5,394,008

	TOTAL SHORT TERM INVESTMENTS (Cost $10,736,634)	10,737,166

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (7.2%)

15,374,248	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $15,374,248)	15,374,248

TOTAL INVESTMENTS (106.8%) (Cost $207,784,863)		227,956,049

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-7.2%)		(15,374,248)

OTHER ASSETS, LESS LIABILITIES (0.4%)		$848,124

NET ASSETS (100.0%)		$213,429,925

FORWARD FOREIGN CURRENCY CONTRACTS
COUNTERPARTY	LONG CONTRACTS	SETTLEMENT DATE	LOCAL CURRENCY	CURRENT VALUE	UNREALIZED GAIN/LOSS

State Street Bank and Trust	European Monetary Unit	02/28/19	17,625,000	$20,214,330	$79,988

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $250,788.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
SEK	Swedish Krona
TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos International Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2019

	Value	% of Total Investments

US Dollar	$77,965,905	34.2%

European Monetary Unit	31,627,862	13.9%

British Pound Sterling	19,018,466	8.3%

Hong Kong Dollar	18,246,219	8.0%

Australian Dollar	16,756,169	7.4%

Canadian Dollar	13,049,881	5.7%

Japanese Yen	13,031,468	5.7%

Swiss Franc	10,259,449	4.5%

Swedish Krona	8,047,561	3.5%

New Taiwan Dollar	5,085,523	2.2%

Indian Rupee	4,252,750	1.9%

Brazilian Real	3,217,345	1.4%

Chinese Yuan Renminbi	2,009,361	0.9%

Mexican Peso	1,996,355	0.9%

South Korean Won	1,751,152	0.8%

Indonesian Rupiah	1,640,583	0.7%

Total Investments	$227,956,049	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CONVERTIBLE BONDS (23.8%)

	Communication Services (3.0%)

2,000,000	iQIYI, Inc.* 3.750%, 12/01/23	$2,138,110

2,380,000	Momo, Inc.*^ 1.250%, 07/01/25	2,028,831

1,870,000	Sea, Ltd.*~ 2.250%, 07/01/23	1,830,571

		5,997,512

	Consumer Discretionary (2.6%)

1,055,000	Ctrip.com International, Ltd.^ 1.990%, 07/01/25	1,076,089

1,040,000	Huazhu Group, Ltd. 0.375%, 11/01/22	1,059,162

1,144,000	NIO, Inc.* 4.500%, 02/01/24	1,144,698

1,930,000	Shanghai Port Group BVI Holding Company, Ltd. 0.000%, 08/09/22	1,910,999

		5,190,948

	Energy (3.9%)

4,400,000	TOTAL, SA 0.500%, 12/02/22	4,639,888

2,600,000	Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	2,992,574

		7,632,462

	Financials (4.8%)

9,100,000	JPMorgan Chase Bank, N.A. 0.000%, 12/30/20	9,577,841

	Health Care (0.7%)

1,800,000	NMC Health Jersey, Ltd. 1.875%, 04/30/25	1,485,558

	Industrials (4.4%)

3,750,000	China Railway Construction Corp., Ltd. 0.000%, 01/29/21	4,362,319

4,320,000	Larsen & Toubro, Ltd. 0.675%, 10/22/19	4,273,301

		8,635,620

	Materials (1.8%)

1,600,000	Glencore Funding, LLC 0.000%, 03/27/25	1,430,856

2,000,000	Taiwan Cement Corp. 0.000%, 12/10/23	2,114,650

		3,545,506

	Real Estate (2.6%)

4,732,000	AYC Finance, Ltd. 0.500%, 05/02/19	5,059,738

	TOTAL CONVERTIBLE BONDS (Cost $48,315,812)	47,125,185

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCK (8.9%)

		Communication Services (8.9%)

92,748		Alibaba Exchangeable (Softbank)*^§ 5.750%, 06/01/19 (Cost $12,074,296)	$17,523,436

COMMON STOCKS (66.5%)

		Communication Services (12.3%)

122,200		America Movil, SAB de CV - Class L^	1,961,310

11,880		Baidu, Inc.#	2,050,844

28,500		China Mobile, Ltd.	1,495,395

16,240	ZAR	Naspers, Ltd. - Class N	3,756,698

39,600		Telekomunikasi Indonesia Persero, Tbk PT^	1,107,612

313,900	HKD	Tencent Holdings, Ltd.	13,973,127

			24,344,986

		Consumer Discretionary (4.2%)

7,913,000	IDR	Ace Hardware Indonesia Tbk PT	963,893

131,000	TWD	Eclat Textile Company, Ltd.	1,505,571

87,800	BRL	Lojas Renner, SA	1,097,091

24,200	BRL	Magazine Luiza, SA	1,189,689

140,500	INR	Mahindra & Mahindra, Ltd.	1,348,894

355,100	HKD	Techtronic Industries Company, Ltd.	2,072,913

			8,178,051

		Consumer Staples (9.4%)

349,000		Ambev, SA	1,678,690

848,200	THB	CP ALL, PCL	2,110,828

55,400	GBP	Diageo, PLC	2,114,419

22,319	CNY	Kweichow Moutai Company, Ltd. - Class A	2,305,280

1,580	KRW	LG Household & Health Care, Ltd.	1,797,686

10,300	INR	Nestlé India, Ltd.	1,665,286

24,700	CHF	Nestlé, SA	2,153,442

1,811,200	MXN	Wal-Mart de Mexico, SAB de CV	4,757,629

			18,583,260

		Energy (3.1%)

285,000	GBP	BP, PLC	1,946,876

13,200		CNOOC, Ltd.	2,208,228

117,600	INR	Reliance Industries, Ltd.	2,033,849

			6,188,953

		Financials (16.3%)

317,600	HKD	AIA Group, Ltd.	2,867,771

174,400	BRL	Banco do Brasil, SA	2,481,700

1,744,100	IDR	Bank Central Asia, Tbk PT	3,528,164

5,612,000	HKD	China Construction Bank Corp. - Class H	5,055,296

3,200		Credicorp, Ltd.	776,896

334,700	ZAR	FirstRand, Ltd.	1,758,773

61,600	KRW	Hana Financial Group, Inc.	2,214,921

190,500	INR	HDFC Bank, Ltd.	5,556,577

56,000	INR	Housing Development Finance Corp., Ltd.	1,514,883

88,700	INR	ICICI Lombard General Insurance Company, Ltd.*	1,089,750

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

79,200	BRL	IRB Brasil Resseguros, SA	$1,851,445

330,000		Itau Unibanco Holding, SA	3,511,200

			32,207,376

		Health Care (1.4%)

60,900		AstraZeneca, PLC	2,227,722

55,000	BRL	Notre Dame Intermedica Participacoes, SA#	506,508

			2,734,230

		Industrials (1.3%)

134,000	BRL	Localiza Rent a Car, SA	1,225,088

514,300	BRL	Randon, SA Implementos e Participacoes	1,411,596

			2,636,684

		Information Technology (13.9%)

7,700		Apple, Inc.~	1,281,588

54,000	TWD	ASMedia Technology, Inc.	1,091,040

106,000	TWD	Delta Electronics, Inc.	529,658

22,000		Fabrinet#	1,250,480

13,800	KRW	Koh Young Technology, Inc.#	1,019,950

87,100	INR	Larsen & Toubro Infotech, Ltd.*	2,158,727

76,000	BRL	Linx, SA	623,560

365,000	SEK	LM Ericsson Telephone Company - Class B	3,253,416

134,500	KRW	Samsung Electronics Company, Ltd.	5,607,857

954,649	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	7,081,553

122,300	INR	Tata Consultancy Services, Ltd.	3,461,254

			27,359,083

		Materials (3.0%)

286,600	HKD	Anhui Conch Cement Company, Ltd. - Class H	1,562,926

154,800		Cia de Minas Buenaventura, SAA	2,422,620

476,000	MYR	Petronas Chemicals Group, Bhd	983,740

16,000	AUD	Rio Tinto, Ltd.	1,017,371

			5,986,657

		Real Estate (1.6%)

282,000	HKD	China Overseas Land & Investment, Ltd.	1,063,741

643,500	HKD	Longfor Group Holdings, Ltd.	2,005,177

			3,068,918

		TOTAL COMMON STOCKS (Cost $107,167,372)	131,288,198

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (1.1%)#

		Communication Services (0.1%)
155 2,675,765		Baidu, Inc. Call, 01/17/20, Strike $250.00	71,688
80 2,015,440		Netease, Inc. Call, 03/15/19, Strike $260.00	96,800

			168,488

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

	Consumer Discretionary (0.2%)
145 2,443,105	Alibaba Group Holding, Ltd. Call, 01/17/20, Strike $175.00	$299,787
750 2,208,000	MGM Resorts International Call, 03/15/19, Strike $28.00	172,500

		472,287

	Energy (0.3%)
660 5,293,200	Lukoil, PJSC Call, 03/15/19, Strike $75.00	385,935
1,325 2,159,750	Petroleo Brasileiro, SA Call, 04/18/19, Strike $17.00	121,900

		507,835

	Financials (0.1%)
1,480 2,009,840	Sberbank of Russia, PJSC Call, 12/20/19, Strike $14.00	164,280

	Information Technology (0.0%)
1,110 4,175,820	Taiwan Semiconductor Manufacturing Company, Ltd. Put, 02/15/19, Strike $35.00	11,100

	Other (0.4%)
930 11,343,210	iShares 20+ Year Treasury Bond Call, 03/15/19, Strike $120.00	229,710
695 2,008,550	iShares MSCI Turkey ETF Call, 01/17/20, Strike $28.00	267,575
3,400 7,218,200	VanEck Vectors Russia ETF Call, 02/15/19, Strike $21.00	151,300
1,770 4,292,250	Xtrackers Harvest CSI 300 China A Shares ETF Call, 01/17/20, Strike $26.71	223,905

		872,490

	TOTAL PURCHASED OPTIONS (Cost $2,407,771)	2,196,480

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.3%)

1,328,011	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	1,328,542

1,325,157	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	1,325,157

	TOTAL SHORT TERM INVESTMENTS (Cost $2,653,566)	2,653,699

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (3.1%)

6,068,100	State Street Navigator Securities Lending Government Money Market Portfolio†	$6,068,100

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $6,068,100)	6,068,100

TOTAL INVESTMENTS (104.7%) (Cost $178,686,917)		206,855,098

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-3.1%)		(6,068,100)

LIABILITIES, LESS OTHER ASSETS (-1.6%)		(3,291,367)

NET ASSETS (100.0%)		$197,495,631

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $321,599.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar

BRL	Brazilian Real

CHF	Swiss Franc

CNY	Chinese Yuan Renminbi

GBP	British Pound Sterling

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

SEK	Swedish Krona

THB	Thai Baht

TWD	New Taiwan Dollar

ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Evolving World Growth Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2019

	Value	% of Total Investments

US Dollar	$97,539,485	47.2%

Hong Kong Dollar	28,600,951	13.8%

Indian Rupee	18,829,220	9.1%

South Korean Won	10,640,414	5.1%

Brazilian Real	10,386,677	5.0%

New Taiwan Dollar	10,207,822	4.9%

South African Rand	5,515,471	2.7%

Mexican Peso	4,757,629	2.3%

Indonesian Rupiah	4,492,057	2.2%

British Pound Sterling	4,061,295	2.0%

Swedish Krona	3,253,416	1.6%

Chinese Yuan Renminbi	2,305,280	1.1%

Swiss Franc	2,153,442	1.0%

Thai Baht	2,110,828	1.0%

Australian Dollar	1,017,371	0.5%

Malaysian Ringgit	983,740	0.5%

Total Investments	$206,855,098	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (92.8%)

		Communication Services (15.3%)

14,400		America Movil, SAB de CV - Class L^	$231,120

1,065		Baidu, Inc.#	183,851

2,800		China Mobile, Ltd.	146,916

1,293	ZAR	Naspers, Ltd. - Class N	299,101

165	KRW	NCSoft Corp.#	69,479

440		NetEase, Inc.	110,849

6,100		Sea, Ltd.^#	85,461

5,400		Telekomunikasi Indonesia Persero, Tbk PT^	151,038

23,300	HKD	Tencent Holdings, Ltd.	1,037,190

			2,315,005

		Consumer Discretionary (14.9%)

600,000	IDR	Ace Hardware Indonesia Tbk PT	73,087

7,425		Alibaba Group Holding, Ltd.#	1,251,038

134,000	IDR	Astra International, Tbk PT	81,291

15,000	TWD	Eclat Textile Company, Ltd.	172,394

1,800		Geely Automobile Holdings, Ltd.^	61,605

9,700	BRL	Lojas Renner, SA	121,205

2,550	BRL	Magazine Luiza, SA	125,360

9,600		Mahindra & Mahindra, Ltd.	92,928

1,200		New Oriental Education & Technology Group, Inc.#	92,448

5,000		NIO, Inc.#	39,400

25,500	HKD	Techtronic Industries Company, Ltd.	148,857

			2,259,613

		Consumer Staples (7.2%)

24,900		Ambev, SA	119,769

70,900	THB	CP ALL, PCL	176,441

28,000		ITC, Ltd.#	109,760

2,292	CNY	Kweichow Moutai Company, Ltd. - Class A	236,736

108	KRW	LG Household & Health Care, Ltd.	122,880

120,900	MXN	Wal-Mart de Mexico, SAB de CV	317,578

			1,083,164

		Energy (3.8%)

1,170		CNOOC, Ltd.	195,729

14,800	THB	PTT Exploration & Production, PCL	58,458

4,700		Reliance Industries, Ltd.*	162,106

1,875		Reliance Industries, Ltd.*	64,594

33,900	GBP	Tullow Oil, PLC#	91,031

			571,918

		Financials (22.7%)

24,800	HKD	AIA Group, Ltd.	223,932

17,800	BRL	Banco do Brasil, SA	253,293

161,513	IDR	Bank Central Asia, Tbk PT	326,727

19,400	PHP	Bank of the Philippine Islands	33,957

569,000	HKD	China Construction Bank Corp. - Class H	512,556

460		Credicorp, Ltd.	111,679

160,000	TWD	E.Sun Financial Holding Company, Ltd.	112,144

37,700	ZAR	FirstRand, Ltd.	198,105

NUMBER OF SHARES			VALUE

14,000	MXN	Grupo Financiero Banorte, SAB de CV - Class O	$77,862

6,650	KRW	Hana Financial Group, Inc.	239,111

4,400		HDFC Bank, Ltd.~	432,168

14,600		ICICI Bank, Ltd.	149,066

7,200	BRL	IRB Brasil Resseguros, SA	168,313

22,650		Itau Unibanco Holding, SA	240,996

35,600	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	346,586

			3,426,495

		Health Care (1.3%)

3,100		Dr. Reddy’s Laboratories, Ltd.^	118,389

8,100	BRL	Notre Dame Intermedica Participacoes, SA#	74,595

			192,984

		Industrials (3.8%)

109,000	HKD	China Railway Construction Corp., Ltd. - Class H	151,367

35,600	PHP	International Container Terminal Services, Inc.	73,919

5,750		Larsen & Toubro, Ltd.	105,917

9,100	BRL	Localiza Rent a Car, SA	83,196

57,300	BRL	Randon, SA Implementos e Participacoes	157,271

			571,670

		Information Technology (15.6%)

21,000	TWD	Accton Technology Corp.	75,578

4,000	TWD	ASMedia Technology, Inc.	80,818

23,000	TWD	Delta Electronics, Inc.	114,926

1,950		Fabrinet#	110,838

22,800		Infosys, Ltd.	246,240

72,000	HKD	Kingdee International Software Group Company, Ltd.	69,589

1,060	KRW	Koh Young Technology, Inc.#	78,344

1,000	TWD	Largan Precision Company, Ltd.	127,148

10,500	BRL	Linx, SA	86,150

16,050	KRW	Samsung Electronics Company, Ltd.	669,190

1,820	KRW	SK Hynix, Inc.	121,703

71,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	526,675

46,200	HKD	Xiaomi Corp. - Class B#*	58,543

			2,365,742

		Materials (5.0%)

25,800	HKD	Anhui Conch Cement Company, Ltd. - Class H	140,696

12,600		Cia de Minas Buenaventura, SAA	197,190

472	KRW	LG Chem, Ltd.	156,583

52,700	MYR	Petronas Chemicals Group, Bhd	108,914

308	KRW	POSCO	76,030

1,200	AUD	Rio Tinto, Ltd.	76,303

			755,716

		Real Estate (3.2%)

268,500	PHP	Ayala Land, Inc.	229,409

30,000	HKD	China Overseas Land & Investment, Ltd.	113,164

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

43,500	HKD	Longfor Group Holdings, Ltd.	$135,548

			478,121

		TOTAL COMMON STOCKS (Cost $12,066,430)	14,020,428

EXCHANGE-TRADED FUNDS (4.8%)

		Other (4.8%)

5,600		iShares MSCI Qatar ETF	108,584

4,650		iShares MSCI Saudi Arabia Capped ETF	148,475

5,200		iShares MSCI Turkey ETF^	150,280

7,000		iShares MSCI UAE ETF	99,960

14,400		VanEck Vectors Vietnam ETF^	228,096

			735,395

		TOTAL EXCHANGE-TRADED FUNDS (Cost $746,391)	735,395

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.6%)#

		Energy (0.2%)

45 360,900		Lukoil, PJSC Call, 03/15/19, Strike $75.00	26,314

90 146,700		Petroleo Brasileiro, SA Call, 04/18/19, Strike $17.00	8,280

			34,594

		Financials (0.1%)

110 149,380		Sberbank of Russia, PJSC Call, 12/20/19, Strike $14.00	12,210

		Information Technology (0.0%)

41 154,242		Taiwan Semiconductor Manufacturing Company, Ltd. Put, 02/15/19, Strike $35.00	410

		Other (0.3%)

65 792,805		iShares 20+ Year Treasury Bond Call, 03/15/19, Strike $120.00	16,055

235 498,905		VanEck Vectors Russia ETF Call, 02/15/19, Strike $21.00	10,457

120 291,000		Xtrackers Harvest CSI 300 China A Shares ETF Call, 01/17/20, Strike $26.71	15,180

			41,692

		TOTAL PURCHASED OPTIONS (Cost $89,568)	88,906

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENTS (2.9%)

221,336		Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	221,425

NUMBER OF SHARES		VALUE

220,419	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	$220,419

	TOTAL SHORT TERM INVESTMENTS (Cost $441,821)	441,844

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (6.2%)

935,775	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $935,775)	935,775

TOTAL INVESTMENTS (107.3%) (Cost $14,279,985)		16,222,348

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-6.2%)		(935,775)

LIABILITIES, LESS OTHER ASSETS (-1.1%)		(173,556)

NET ASSETS (100.0%)		$15,113,017

NOTES TO SCHEDULE OF INVESTMENTS

^	Security, or portion of security, is on loan.
#	Non-income producing security.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options. The aggregate value of such securities is $19,644.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar

BRL	Brazilian Real

CNY	Chinese Yuan Renminbi

GBP	British Pound Sterling

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

PHP	Philippine Peso

THB	Thai Baht

TWD	New Taiwan Dollar

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

ZAR	South African Rand

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Emerging Market Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2019

	Value	% of Total Investments

US Dollar	$7,013,015	43.2%

Hong Kong Dollar	2,938,028	18.1%

South Korean Won	1,533,320	9.4%

New Taiwan Dollar	1,209,683	7.4%

Brazilian Real	1,069,383	6.6%

South African Rand	497,206	3.1%

Indonesian Rupiah	481,105	3.0%

Mexican Peso	395,440	2.4%

Philippine Peso	337,285	2.1%

Chinese Yuan Renminbi	236,736	1.5%

Thai Baht	234,899	1.4%

Malaysian Ringgit	108,914	0.7%

British Pound Sterling	91,031	0.6%

Australian Dollar	76,303	0.5%

Total Investments	$16,222,348	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

COMMON STOCKS (95.6%)

		Communication Services (14.0%)

2,835		Alphabet, Inc. - Class A#	$3,191,898

7,920		Facebook, Inc. - Class A#	1,320,185

7,100	JPY	Nintendo Company, Ltd.	2,153,344

80,500	HKD	Tencent Holdings, Ltd.	3,583,424

21,020		Walt Disney Company^	2,344,151

			12,593,002

		Consumer Discretionary (16.9%)

22,850		Alibaba Group Holding, Ltd.#	3,849,996

1,905		Amazon.com, Inc.#	3,274,181

16,900		Aptiv, PLC	1,337,297

14,300		Lowe’s Companies, Inc.	1,375,088

15,300		Lululemon Athletica, Inc.#	2,261,493

3,000		O’Reilly Automotive, Inc.#	1,033,980

1,950	EUR	Puma, SE	1,086,829

172,000	HKD	Techtronic Industries Company, Ltd.	1,004,058

			15,222,922

		Consumer Staples (9.3%)

12,200	CAD	Alimentation Couche-Tard, Inc. - Class B	662,762

28,713	GBP	Diageo, PLC	1,095,872

8,360	EUR	Kerry Group, PLC - Class A	859,761

8,100	CNY	Kweichow Moutai Company, Ltd. - Class A	836,631

13,200		Philip Morris International, Inc.	1,012,704

23,100	SEK	Swedish Match, AB	1,034,928

173,000	AUD	Treasury Wine Estates, Ltd.	1,946,944

9,500		Walmart, Inc.	910,385

			8,359,987

		Energy (4.2%)

12,600		Marathon Petroleum Corp.	834,876

6,220		Pioneer Natural Resources Company	885,230

35,250	EUR	Royal Dutch Shell, PLC - Class A	1,090,094

21,540		Schlumberger, Ltd.	952,284

			3,762,484

		Financials (10.9%)

46,000		Bank of America Corp.	1,309,620

11,000		Cboe Global Markets, Inc.	1,025,970

12,100	EUR	Deutsche Böerse, AG	1,611,090

5,400		Goldman Sachs Group, Inc.	1,069,254

54,520	INR	HDFC Bank, Ltd.	1,590,260

43,000		Itau Unibanco Holding, SA	457,520

60,500	HKD	Ping An Insurance Group Company of China, Ltd. - Class H	589,001

34,120	GBP	Prudential, PLC	667,255

4,040		S&P Global, Inc.	774,266

13,600		US Bancorp	695,776

			9,790,012

		Health Care (13.5%)

12,560		Alexion Pharmaceuticals, Inc.#	1,544,377

15,400	GBP	AstraZeneca, PLC	1,115,605

12,100	CAD	Canopy Growth Corp.#^	593,236

10,400	AUD	CSL, Ltd.	1,478,818

8,500		Edwards Lifesciences Corp.#	1,448,570

NUMBER OF SHARES			VALUE

7,100	JPY	Hoya Corp.	$412,065

3,420		Humana, Inc.	1,056,746

1,800		Intuitive Surgical, Inc.#	942,552

12,940		Johnson & Johnson	1,722,055

7,700		Laboratory Corp. of America Holdings#	1,072,995

2,800	CHF	Lonza Group, AG#	739,755

			12,126,774

		Industrials (6.8%)

15,450		CSX Corp.	1,015,065

11,510		Delta Air Lines, Inc.	568,939

20,200	JPY	en-japan, Inc.	759,734

7,000	JPY	FANUC Corp.	1,190,571

26,900	JPY	Komatsu, Ltd.	708,334

63,000	BRL	Localiza Rent a Car, SA	575,974

5,250		Raytheon Company	864,990

4,000	EUR	Thales, SA	442,357

			6,125,964

		Information Technology (17.5%)

6,170		Accenture, PLC - Class A	947,403

11,398		Apple, Inc.	1,897,083

4,030	EUR	ASML Holding, NV	704,716

6,500		Atlassian Corp., PLC - Class A#	639,600

2,190	CAD	Constellation Software, Inc.	1,634,429

14,500		CyberArk Software, Ltd.#	1,272,520

6,300		Keysight Technologies, Inc.#	466,326

54,131	GBP	Keywords Studios, PLC	850,747

153,000	SEK	LM Ericsson Telephone Company - Class B	1,363,761

10,810		MasterCard, Inc. - Class A	2,282,315

3,220		NVIDIA Corp.	462,875

9,300		PayPal Holdings, Inc.#	825,468

6,400		Splunk, Inc.#	798,976

124,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	919,828

8,800		Worldpay, Inc. - Class A#	734,624

			15,800,671

		Materials (0.9%)

192,540	GBP	Glencore, PLC#	782,930

		Real Estate (1.6%)

168,800	EUR	Aroundtown, SA	1,493,142

		TOTAL COMMON STOCKS (Cost $71,038,598)	86,057,888

SHORT TERM INVESTMENTS (5.3%)

2,402,333		Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	2,403,294

2,400,143		Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	2,400,143

		TOTAL SHORT TERM INVESTMENTS (Cost $4,803,196)	4,803,437

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.7%)

609,890	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $609,890)	$609,890

TOTAL INVESTMENTS (101.6%) (Cost $76,451,684)		91,471,215

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.7%)		(609,890)

LIABILITIES, LESS OTHER ASSETS (-0.9%)		(817,038)

NET ASSETS (100.0%)		$90,044,287

NOTES TO SCHEDULE OF INVESTMENTS

#	Non-income producing security.
^	Security, or portion of security, is on loan.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan Renminbi

EUR	European Monetary Unit

GBP	British Pound Sterling

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

SEK	Swedish Krona

TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars.

See accompanying Notes to Schedule of Investments

Calamos Global Equity Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2019

	Value	% of Total Investments

US Dollar	$55,892,960	61.1%

European Monetary Unit	7,287,989	8.0%

Japanese Yen	5,224,048	5.7%

Hong Kong Dollar	5,176,483	5.7%

British Pound Sterling	4,512,409	4.9%

Australian Dollar	3,425,762	3.8%

Canadian Dollar	2,890,427	3.2%

Swedish Krona	2,398,689	2.6%

Indian Rupee	1,590,260	1.7%

New Taiwan Dollar	919,828	1.0%

Chinese Yuan Renminbi	836,631	0.9%

Swiss Franc	739,755	0.8%

Brazilian Real	575,974	0.6%

Total Investments	$91,471,215	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE

CONVERTIBLE BONDS (28.2%)

		Communication Services (1.0%)

1,600,000		GCI Liberty, Inc.* 1.750%, 09/30/46	$1,703,296

		Consumer Discretionary (0.5%)

810,000		NIO, Inc.* 4.500%, 02/01/24	810,494

		Energy (4.1%)

3,800,000		TOTAL, SA 0.500%, 12/02/22	4,007,176

2,400,000		Tullow Oil Jersey, Ltd. 6.625%, 07/12/21	2,762,376

			6,769,552

		Financials (7.8%)

1,100,000	EUR	AURELIUS Equity Opportunities SE & Co., KGaA 1.000%, 12/01/20	1,257,259

1,800,000	EUR	Corestate Capital Holding, SA 1.375%, 11/28/22	1,901,751

		JPMorgan Chase Bank, N.A.

17,000,000	HKD	0.000%, 10/29/20*	2,517,780

4,700,000		0.000%, 12/30/20	4,946,797

220,000,000	JPY	Mitsubishi Chemical Holdings Corp. 0.000%, 03/29/24	2,099,145

			12,722,732

		Health Care (3.1%)

1,800,000	EUR	Bayer Capital Corp., BV 5.625%, 11/22/19	1,669,341

1,326,000	CAD	Canopy Growth Corp.* 4.250%, 07/15/23	1,456,335

885,000		DexCom, Inc.* 0.750%, 12/01/23	979,717

840,000		Wright Medical Group, Inc. 2.000%, 02/15/20	937,108

			5,042,501

		Industrials (2.9%)

1,600,000		Echo Global Logistics, Inc. 2.500%, 05/01/20	1,589,272

3,270,000		Larsen & Toubro, Ltd. 0.675%, 10/22/19	3,234,651

			4,823,923

		Information Technology (5.9%)

1,035,000		DocuSign, Inc.* 0.500%, 09/15/23	1,036,935

1,000,000		Envestnet, Inc. 1.750%, 12/15/19	1,039,230

2,440,000		Palo Alto Networks, Inc.* 0.750%, 07/01/23	2,544,871

2,045,000		Splunk, Inc.* 0.500%, 09/15/23	2,183,641

700,000		Workday, Inc.^ 0.250%, 10/01/22	943,054

2,050,000		Xero Investments, Ltd. 2.375%, 10/04/23	1,934,729

			9,682,460

PRINCIPAL AMOUNT		VALUE

	Materials (2.5%)

1,560,000	Cemex, SAB de CV 3.720%, 03/15/20	$1,536,366

2,800,000	Glencore Funding, LLC 0.000%, 03/27/25	2,503,998

		4,040,364

	Real Estate (0.4%)

558,000	AYC Finance, Ltd. 0.500%, 05/02/19	596,647

	TOTAL CONVERTIBLE BONDS (Cost $48,356,167)	46,191,969

SYNTHETIC CONVERTIBLE SECURITIES (7.8%)¤

Corporate Bond (0.7%)

	Information Technology (0.7%)

1,080,000	Apple, Inc. 2.000%, 11/13/20	1,073,190

U.S. Government and Agency Securities (6.5%)

	United States Treasury Note

2,205,000	1.875%, 05/31/22	2,165,893

2,200,000	1.875%, 10/31/22	2,156,302

2,125,000	1.750%, 10/31/20	2,098,354

2,095,000	2.625%, 08/15/20^	2,099,028

2,080,000	2.625%, 11/15/20	2,085,006

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	10,604,583

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

PURCHASED OPTIONS (0.6%)#

	Consumer Discretionary (0.5%)

255 4,296,495	Alibaba Group Holding, Ltd. Call, 04/18/19, Strike $160.00	389,512

8 1,466,248	Booking Holdings, Inc. Call, 01/17/20, Strike $1,920.00	143,440

670 1,972,480	MGM Resorts International Call, 03/15/19, Strike $28.00	154,100

335 1,679,020	Sony Corp. Call, 04/18/19, Strike $52.50	60,300

		747,352

	Other (0.1%)

840 10,245,480	iShares 20+ Year Treasury Bond Call, 03/15/19, Strike $120.00	207,480

	TOTAL PURCHASED OPTIONS	954,832

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $12,722,743)	12,632,605

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (7.9%)

		Communication Services (3.7%)

32,160		Alibaba Exchangeable (Softbank)*§ 5.750%, 06/01/19	$6,076,182

		Industrials (0.5%)

15,450		Rexnord Corp. 5.750%, 11/15/19	857,784

		Real Estate (1.1%)

1,580		Crown Castle International Corp. 6.875%, 08/01/20	1,748,112

		Utilities (2.6%)

43,500		DTE Energy Company 6.500%, 10/01/19	2,369,445

33,600		NextEra Energy, Inc. 6.123%, 09/01/19	1,992,816

			4,362,261

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $10,217,824)	13,044,339

COMMON STOCKS (54.4%)

		Communication Services (9.0%)

2,670		Alphabet, Inc. - Class A#~	3,006,126

6,300		Facebook, Inc. - Class A#	1,050,147

5,800	JPY	Nintendo Company, Ltd.	1,759,070

74,800	HKD	Tencent Holdings, Ltd.	3,329,691

24,600		Verizon Communications, Inc.	1,354,476

38,200		Walt Disney Company^	4,260,064

			14,759,574

		Consumer Discretionary (4.3%)

530		Amazon.com, Inc.#	910,927

12,400		Aptiv, PLC	981,212

16,100	EUR	Daimler, AG	953,747

14,300		Lowe’s Companies, Inc.	1,375,088

7,400		Lululemon Athletica, Inc.#	1,093,794

3,200	EUR	Puma, SE	1,783,514

			7,098,282

		Consumer Staples (8.8%)

32,800		Coca-Cola Company	1,578,664

14,000	EUR	Danone, SA	1,018,805

55,700	GBP	Diageo, PLC	2,125,869

19,200	EUR	Kerry Group, PLC - Class A	1,974,572

38,500	CHF	Nestlé, SA	3,356,579

10,500		Philip Morris International, Inc.	805,560

19,083	EUR	Unilever, NV	1,021,898

26,000		Walmart, Inc.~	2,491,580

			14,373,527

		Energy (4.9%)

12,800		Chevron Corp.	1,467,520

24,500		Exxon Mobil Corp.	1,795,360

18,400		Marathon Petroleum Corp.	1,219,184

55,000	EUR	Royal Dutch Shell, PLC - Class A	1,700,856

42,800		Schlumberger, Ltd.	1,892,188

			8,075,108

NUMBER OF SHARES			VALUE

		Financials (10.0%)

117,200		Bank of America Corp.~	$3,336,684

10,500		Cboe Global Markets, Inc.	979,335

19,350	EUR	Deutsche Böerse, AG	2,576,412

11,000		Goldman Sachs Group, Inc.	2,178,110

75,100	INR	HDFC Bank, Ltd.	2,190,545

80,400		Itau Unibanco Holding, SA	855,456

62,075	GBP	Prudential, PLC	1,213,947

6,500		S&P Global, Inc.	1,245,725

36,700		US Bancorp	1,877,572

			16,453,786

		Health Care (9.4%)

19,500		Alexion Pharmaceuticals, Inc.#	2,397,720

3,234		Anthem, Inc.	979,902

21,400	GBP	AstraZeneca, PLC	1,550,256

6,700	AUD	CSL, Ltd.	952,700

9,600		Edwards Lifesciences Corp.#	1,636,032

5,000		Humana, Inc.	1,544,950

1,800		Intuitive Surgical, Inc.#	942,552

31,100		Johnson & Johnson~	4,138,788

9,300		Laboratory Corp. of America Holdings#	1,295,955

			15,438,855

		Industrials (1.6%)

14,700		Delta Air Lines, Inc.	726,621

11,500	JPY	FANUC Corp.	1,955,939

			2,682,560

		Information Technology (6.4%)

10,800		Apple, Inc.	1,797,552

5,025	EUR	ASML Holding, NV	878,709

194,800	SEK	LM Ericsson Telephone Company - Class B	1,736,344

12,500		MasterCard, Inc. - Class A	2,639,125

20,000		Microsoft Corp.	2,088,600

174,000	TWD	Taiwan Semiconductor Manufacturing Company, Ltd.	1,290,726

			10,431,056

		TOTAL COMMON STOCKS (Cost $78,013,219)	89,312,748

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT			VALUE

PURCHASED OPTIONS (0.0%)#

		Other (0.0%)

990 16,647,840		Invesco QQQ Trust Series Put, 02/22/19, Strike $158.00 (Cost $407,122)	55,935

NUMBER OF SHARES			VALUE

SHORT TERM INVESTMENTS (2.6%)

2,135,405		Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	2,136,259

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

2,135,515	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	$2,135,515

	TOTAL SHORT TERM INVESTMENTS (Cost $4,271,561)	4,271,774

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (0.2%)

300,580	State Street Navigator Securities Lending Government Money Market Portfolio†	300,580

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost $300,580)	300,580

TOTAL INVESTMENTS (101.1%) (Cost $154,289,216)		165,809,950

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-0.2%)		(300,580)

LIABILITIES, LESS OTHER ASSETS (-0.9%)		(1,485,174)

NET ASSETS (100.0%)		$164,024,196

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

WRITTEN OPTION (-0.4%)#

	Other (-0.4%)

990 16,647,840	Invesco QQQ Trust Series Call, 02/22/19, Strike $164.00 (Premium $419,953)	$(601,425)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
#	Non-income producing security.
¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
~	Security, or portion of security, is segregated as collateral (or collateral for potential future transactions) for written options.
The aggregate value of such securities is $8,252,141.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	European Monetary Unit

GBP	British Pound Sterling

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

SEK	Swedish Krona

TWD	New Taiwan Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Growth and Income Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

CURRENCY EXPOSURE JANUARY 31, 2019

	Value	% of Total Investments

US Dollar	$120,936,735	73.2%

European Monetary Unit	16,736,864	10.1%

Hong Kong Dollar	5,847,471	3.5%

Japanese Yen	5,814,154	3.5%

British Pound Sterling	4,890,072	3.0%

Swiss Franc	3,356,579	2.0%

Indian Rupee	2,190,545	1.3%

Swedish Krona	1,736,344	1.1%

Canadian Dollar	1,456,335	0.9%

New Taiwan Dollar	1,290,726	0.8%

Australian Dollar	952,700	0.6%

Total Investments Net of Written Option	$165,208,525	100.0%

Currency exposure may vary over time.

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (57.3%)

	Airlines (0.2%)

110,346	UAL Pass Through Trust Series 2007-1 6.636%, 01/02/24	$114,306

	Communication Services (4.3%)

250,000	Comcast Corp. 3.900%, 03/01/38	237,825

110,000	Crown Castle Towers, LLC* 3.720%, 07/15/43	111,184

200,000	CSC Holdings, LLC* 5.500%, 05/15/26	198,530

300,000	Electronic Arts, Inc. 4.800%, 03/01/26	313,906

150,000	Embarq Corp. 7.995%, 06/01/36	141,572

150,000	Fox Corp.* 3.666%, 01/25/22	151,529

110,000	Hughes Satellite Systems Corp. 5.250%, 08/01/26	106,304

125,000	Inmarsat Finance, PLC*^ 4.875%, 05/15/22	121,318

150,000	Sprint Corp. 7.125%, 06/15/24	154,294

200,000	Sprint Spectrum Company, LLC / Sprint Spectrum Company II, LLC / Sprint Spectrum Company III, LLC* 4.738%, 09/20/29	199,837

125,000	T-Mobile USA, Inc.^ 4.000%, 04/15/22	124,334

135,000	United States Cellular Corp. 6.700%, 12/15/33	140,159

250,000	Verizon Communications, Inc. 3.500%, 11/01/24	252,333

		2,253,125

	Consumer Discretionary (7.3%)

200,000	Allergan Funding SCS^ 3.800%, 03/15/25	199,319

250,000	BMW US Capital, LLC* 3.100%, 04/12/21	249,655

275,000	Cargill, Inc.* 3.250%, 03/01/23	275,910

150,000	CCO Holdings, LLC / CCO Holdings Capital Corp.* 5.750%, 02/15/26	152,646

250,000	D.R. Horton, Inc. 4.750%, 02/15/23	255,607

150,000	DISH DBS Corp.^ 7.750%, 07/01/26	129,509

250,000	Expedia Group, Inc. 5.950%, 08/15/20	259,651

250,000	Ford Motor Credit Company, LLC^ 5.875%, 08/02/21	256,411

250,000	General Motors Financial Company, Inc. 3.700%, 05/09/23	242,406

250,000	Harley-Davidson Financial Services, Inc.* 4.050%, 02/04/22	249,782

PRINCIPAL AMOUNT		VALUE

250,000	Hasbro, Inc. 3.150%, 05/15/21	$249,356

125,000	International Game Technology, PLC* 6.250%, 02/15/22	129,633

150,000	Lennar Corp. 4.750%, 11/15/22	151,055

200,000	Mattel, Inc.*^ 6.750%, 12/31/25	189,158

125,000	Penske Automotive Group, Inc. 3.750%, 08/15/20	124,555

250,000	Starbucks Corp.^ 3.100%, 03/01/23	249,320

174,847	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 12/03/22	182,442

250,000	Warner Media, LLC 3.600%, 07/15/25	246,858

		3,793,273

	Consumer Staples (3.4%)

200,000	Brown-Forman Corp. 3.500%, 04/15/25	201,893

250,000	Conagra Brands, Inc. 3.800%, 10/22/21	251,625

400,000	General Mills, Inc. 2.600%, 10/12/22	389,080

250,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 7.250%, 06/01/21	253,812

150,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	154,113

250,000	Mondelez International Holdings Netherlands, BV* 2.000%, 10/28/21	242,224

250,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	251,844

		1,744,591

	Energy (2.8%)

200,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	170,694

150,000	CenterPoint Energy Houston Electric, LLC 3.950%, 03/01/48	148,169

150,000	Continental Resources, Inc. 4.500%, 04/15/23	152,875

175,000	Energy Transfer, LP‡ 5.754%, 11/01/66 3 mo. USD LIBOR + 3.02%	140,473

250,000	Enterprise Products Operating, LLC‡ 4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	223,192

175,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	157,101

190,000	Rochester Gas & Electric Corp.* 3.100%, 06/01/27	184,759

250,000	Schlumberger Investment, SA* 3.300%, 09/14/21	250,845

		1,428,108

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Financials (15.9%)

100,000	Ally Financial, Inc. 8.000%, 11/01/31	$120,300

250,000	American Express Company 3.000%, 10/30/24	243,478

250,000	American International Group, Inc. 3.750%, 07/10/25	248,304

250,000	Axis Specialty Finance, PLC 4.000%, 12/06/27	243,253

300,000	Bank of America Corp.‡ 3.366%, 01/23/26 3 mo. USD LIBOR + 0.81%	294,217

250,000	Bank of Montreal 3.300%, 02/05/24	249,658

300,000	Bank of Nova Scotia^ 2.450%, 09/19/22	293,767

150,000	Berkshire Hathaway Finance Corp. 4.250%, 01/15/49	155,334

350,000	Capital One Financial Corp. 3.200%, 01/30/23	344,629

250,000	Charles Schwab Corp.‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	225,341

250,000	CIT Group, Inc.^ 4.125%, 03/09/21	250,971

250,000	Citigroup, Inc.‡ 3.520%, 10/27/28 3 mo. USD LIBOR + 1.15%	241,736

150,000	CNO Financial Group, Inc.^ 4.500%, 05/30/20	150,878

350,000	Discover Bank 3.450%, 07/27/26	330,668

250,000	EPR Properties^ 4.950%, 04/15/28	252,460

200,000	Fifth Third Bancorp 3.650%, 01/25/24	201,566

250,000	Franklin Resources, Inc. 2.850%, 03/30/25	241,071

250,000	Goldman Sachs Group, Inc.‡ 3.814%, 04/23/29 3 mo. USD LIBOR + 1.16%	243,376

250,000	ILFC E-Capital Trust II*‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	193,118

150,000	Iron Mountain, Inc.* 5.250%, 03/15/28	139,641

300,000	JPMorgan Chase & Company‡ 3.220%, 03/01/25 3 mo. USD LIBOR + 1.16%	296,715

350,000	Macquarie Group, Ltd.*‡ 4.150%, 03/27/24 3 mo. USD LIBOR + 1.33%	352,417

250,000	Markel Corp.^ 3.500%, 11/01/27	234,965

400,000	MetLife, Inc. 6.400%, 12/15/66	423,788

250,000	Morgan Stanley 2.500%, 04/21/21	247,155

300,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	286,686

250,000	RenaissanceRe Finance, Inc. 3.450%, 07/01/27	242,005

250,000	Torchmark Corp. 4.550%, 09/15/28	257,029

PRINCIPAL AMOUNT		VALUE

200,000	Travelers Companies, Inc. 4.050%, 03/07/48	$198,475

250,000	US Bancorp 3.600%, 09/11/24	254,402

350,000	USAA Capital Corp.* 2.000%, 06/01/21	341,967

250,000	Ventas Realty, LP 4.000%, 03/01/28	246,411

250,000	Wells Fargo & Company 4.400%, 06/14/46	244,754

		8,290,535

	Health Care (4.1%)

250,000	AbbVie, Inc. 2.850%, 05/14/23	244,756

200,000	Aetna, Inc. 2.750%, 11/15/22	195,579

150,000	CVS Health Corp. 4.780%, 03/25/38	150,715

150,000	DaVita, Inc. 5.125%, 07/15/24	147,965

150,000	HCA, Inc.^ 4.500%, 02/15/27	151,270

200,000	Humana, Inc. 3.850%, 10/01/24	200,696

250,000	Johnson & Johnson 3.400%, 01/15/38	242,101

100,000	Magellan Health, Inc. 4.400%, 09/22/24	94,118

250,000	Takeda Pharmaceutical Company, Ltd.* 3.800%, 11/26/20	252,671

250,000	Teva Pharmaceutical Finance IV,BV 3.650%, 11/10/21	242,186

200,000	Thermo Fisher Scientific, Inc. 3.150%, 01/15/23	199,244

		2,121,301

	Industrials (4.2%)

205,000	Aircastle, Ltd.^ 5.000%, 04/01/23	208,635

250,000	Anheuser-Busch Companies, LLC / Anheuser-Busch InBev Worldwide, Inc.* 3.650%, 02/01/26	245,980

200,000	Delta Air Lines, Inc. 3.625%, 03/15/22	198,814

250,000	General Dynamics Corp. 3.375%, 05/15/23	254,636

91,654	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 07/15/23	92,022

200,000	IHO Verwaltungs GmbH* 4.125%, 09/15/21 4.875% PIK rate	196,508

150,000	Park Aerospace Holdings, Ltd.*^ 3.625%, 03/15/21	148,869

200,000	Rockwell Collins, Inc.^ 2.800%, 03/15/22	196,097

200,000	United Airlines Pass Through Trust Series 2018-1, Class B 4.600%, 09/01/27	200,763

175,000	United Parcel Service, Inc. 2.500%, 04/01/23	172,323

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

250,000	Verisk Analytics, Inc. 4.125%, 09/12/22	$256,355

		2,171,002

	Information Technology (4.6%)

200,000	Alliance Data Systems Corp.* 5.875%, 11/01/21	202,408

250,000	Amphenol Corp. 4.000%, 02/01/22	255,009

500,000	Apple, Inc. 4.375%, 05/13/45	527,890

200,000	Dell International, LLC / EMC Corp.* 6.020%, 06/15/26	209,103

250,000	Fiserv, Inc. 3.500%, 10/01/22	249,364

250,000	Hewlett Packard Enterprise Company 4.900%, 10/15/25	261,146

250,000	Microsoft Corp. 4.100%, 02/06/37	264,094

185,000	Nuance Communications, Inc. 6.000%, 07/01/24	187,201

250,000	NXP, BV / NXP Funding, LLC* 4.125%, 06/01/21	251,420

		2,407,635

	Materials (1.9%)

200,000	Alcoa Nederland Holding, BV* 6.750%, 09/30/24	209,548

175,000	ArcelorMittal, SA 7.000%, 10/15/39	191,987

200,000	DowDuPont, Inc.^ 3.766%, 11/15/20	202,784

250,000	Georgia-Pacific, LLC*^ 3.600%, 03/01/25	253,168

140,000	Kinross Gold Corp. 4.500%, 07/15/27	126,403

		983,890

	Real Estate (3.8%)

250,000	American Tower Corp. 5.900%, 11/01/21	265,656

250,000	Federal Realty Investment Trust 3.250%, 07/15/27	239,784

250,000	HCP, Inc. 4.200%, 03/01/24	253,019

300,000	Hospitality Properties Trust 3.950%, 01/15/28	268,216

300,000	SL Green Operating Partnership, LP 3.250%, 10/15/22	291,169

100,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	97,158

400,000	Tanger Properties, LP 3.875%, 07/15/27	379,970

200,000	UDR, Inc. 4.625%, 01/10/22	205,492

		2,000,464

	Utilities (4.8%)

250,000	AES Corp. 4.000%, 03/15/21	249,865

250,000	Alabama Power Company 2.450%, 03/30/22	245,445

PRINCIPAL AMOUNT		VALUE

150,000	Berkshire Hathaway Energy Company 3.800%, 07/15/48	$137,997

250,000	CenterPoint Energy, Inc. 3.850%, 02/01/24	251,960

	Duke Energy Carolinas, LLC
200,000	3.050%, 03/15/23^	201,102
150,000	3.700%, 12/01/47	141,142

250,000	Exelon Corp. 2.450%, 04/15/21	245,540

100,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	99,366

150,000	Northern States Power Co. 3.750%, 12/01/47	135,187

150,000	PECO Energy Company 3.900%, 03/01/48	146,136

175,000	PPL Capital Funding, Inc.^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	159,231

150,000	Public Service Electric & Gas Company 3.600%, 12/01/47	139,922

350,000	Southern California Edison Company 3.400%, 06/01/23	344,928

		2,497,821

	TOTAL CORPORATE BONDS (Cost $30,199,779)	29,806,051

BANK LOANS (3.5%)‡

	Financials (0.9%)

250,000	Level 3 Financing, Inc. 4.756%, 02/22/24 1 mo. LIBOR + 2.25%	246,055

222,727	GLP Financing, LLC 4.019%, 04/28/21 1 mo. LIBOR + 1.50%	219,943

		465,998

	Health Care (1.0%)

273,561	Amneal Pharmaceuticals, LLC 6.000%, 05/04/25 1 mo. LIBOR + 3.50%	271,737

292,365	Mallinckrodt International Finance,SA 5.553%, 09/24/24 1 mo. LIBOR + 2.75%	273,308

		545,045

	Industrials (1.1%)

272,938	Scientific Games International, Inc. 5.249%, 08/14/24 1 mo. LIBOR + 2.75%	265,005

297,000	TransDigm, Inc. 4.999%, 08/22/24 1 mo. LIBOR + 2.50%	290,457

		555,462

	Information Technology (0.5%)

275,000	First Data Corp. 4.519%, 04/26/24 1 mo. LIBOR + 2.00%	274,281

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	TOTAL BANK LOANS (Cost $1,889,061)	$1,840,786

U.S. GOVERNMENT AND AGENCY SECURITIES (28.4%)

554,193	Federal Home Loan Mortgage Corp. 3.500%, 11/01/47	557,404

	Federal National Mortgage Association
1,047,695	3.000%, 07/01/46	1,029,740
957,904	4.000%, 06/01/48	980,867
901,166	3.500%, 08/01/47	905,953
659,740	4.000%, 04/01/48	675,556
540,976	4.500%, 04/01/48	562,362
477,187	4.000%, 03/01/47	489,209
444,692	3.000%, 02/01/33	445,426

834,988	Freddie Mac Multifamily Structured Pass Through Certificates Class A1 2.892%, 06/25/27	831,533

460,000	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 3.350%, 01/25/28	465,309

	Government National Mortgage Association II Pool
821,856	3.500%, 10/20/47	832,467
547,840	3.000%, 10/20/47	543,890

	United States Treasury Bond
1,400,000	2.750%, 08/15/47^	1,331,178
1,250,000	3.500%, 02/15/39	1,374,941
750,000	2.875%, 11/15/46^	732,816
500,000	3.000%, 05/15/47	499,979

	United States Treasury Inflation Indexed Note
1,021,890	0.500%, 01/15/28	997,444
531,460	0.375%, 07/15/25	522,317

1,000,000	United States Treasury Note 2.875%, 11/30/25	1,022,255

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $14,901,904)	14,800,646

ASSET BACKED SECURITIES (10.1%)

680,000	Ally Master Owner Trust Series 2018-1, Class A2 2.700%, 01/17/23	675,140

250,000	Credit Acceptance Auto Loan Trust Series 2018-3A, Class A* 3.550%, 08/15/27	251,464

534,000	Dell Equipment Finance Trust Series 2017-2, Class A3* 2.190%, 10/24/22	530,295

235,000	Dell Equipment Finance Trust Series 2017-2, Class B* 2.470%, 10/24/22	232,925

197,580	Enterprise Fleet Financing, LLC Series 2018-1, Class A2* 2.870%, 10/20/23	197,158

500,000	Ford Credit Floorplan Master Owner Trust Series 2018-1, Class A1 2.950%, 05/15/23	499,497

PRINCIPAL AMOUNT		VALUE

350,000	Hertz Fleet Lease Funding, LP Series 2018-1, Class A2* 3.230%, 05/10/32	$350,278

300,000	OSCAR US Funding Trust IX, LLC Series 2018-2A, Class A3* 3.390%, 09/12/22	301,320

225,249	SoFi Consumer Loan Program Trust Series 2018-4, Class A* 3.540%, 11/26/27	226,240

390,717	SoFi Professional Loan Program LLC Series 2016-C, Class A2B* 2.360%, 12/27/32	384,140

500,000	SoFi Professional Loan Program LLC Series 2017-F, Class A2FX* 2.840%, 01/25/41	490,425

400,000	Verizon Owner Trust Series 2018-1A, Class A1A* 2.820%, 09/20/22	399,734

200,000	Verizon Owner Trust Series 2018-A, Class A1A 3.230%, 04/20/23	201,800

492,000	World Financial Network Credit Card Master Trust Series 2017-A,Class A 2.120%, 03/15/24	486,719

	TOTAL ASSET BACKED SECURITIES (Cost $5,246,937)	5,227,135

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (0.0%)

421	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	421

400	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	400

	TOTAL SHORT TERM INVESTMENTS (Cost $821)	821

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (5.7%)

2,948,754	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $2,948,754)	2,948,754

TOTAL INVESTMENTS (105.0%) (Cost $55,187,256)		54,624,193

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-5.7%)		(2,948,754)

OTHER ASSETS, LESS LIABILITIES (0.7%)		377,097

NET ASSETS (100.0%)		$52,052,536

See accompanying Notes to Schedule of Investments

Calamos Total Return Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2019.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (82.7%)

	Communication Services (11.5%)

200,000	Altice Financing, SA* 7.500%, 05/15/26	$190,091

300,000	Altice France, SA* 7.375%, 05/01/26	289,938

145,000	Cincinnati Bell, Inc.*^ 8.000%, 10/15/25	126,312

80,000	Consolidated Communications, Inc. 6.500%, 10/01/22	73,300

	CSC Holdings, LLC*

335,000	5.500%, 04/15/27	328,231

200,000	7.500%, 04/01/28^	205,950

200,000	5.500%, 05/15/26	198,530

622,000	Embarq Corp. 7.995%, 06/01/36	587,053

	Frontier Communications Corp.

355,000	11.000%, 09/15/25^	229,896

265,000	7.625%, 04/15/24	143,319

105,000	8.500%, 04/01/26*	95,366

	Gray Television, Inc.*

130,000	5.875%, 07/15/26^	127,717

50,000	7.000%, 05/15/27	51,972

	Hughes Satellite Systems Corp.

170,000	6.625%, 08/01/26	164,687

30,000	5.250%, 08/01/26	28,992

300,000	Inmarsat Finance, PLC*^ 4.875%, 05/15/22	291,163

	Intelsat Jackson Holdings, SA

195,000	9.750%, 07/15/25*	203,373

110,000	5.500%, 08/01/23	100,148

65,000	MDC Partners, Inc.*^ 6.500%, 05/01/24	59,565

155,000	Qwest Corp. 6.875%, 09/15/33	146,197

	Sprint Corp.

425,000	7.125%, 06/15/24	437,166

370,000	7.875%, 09/15/23^	393,636

145,000	7.625%, 03/01/26^	150,770

140,000	T-Mobile USA, Inc.^ 4.750%, 02/01/28	134,918

80,000	Telecom Italia Capital, SA 6.000%, 09/30/34	69,712

231,000	United States Cellular Corp. 6.700%, 12/15/33	239,828

	Windstream Services, LLC / Windstream Finance Corp.

135,000	8.625%, 10/31/25*	127,875

42,000	7.750%, 10/01/21	26,371

24,000	10.500%, 06/30/24*	19,922

		5,241,998

	Consumer Discretionary (11.2%)

70,000	American Greetings Corp.* 7.875%, 02/15/25	58,601

195,000	Beverages & More, Inc.* 11.500%, 06/15/22	147,499

140,000	Boyd Gaming Corp.^ 6.000%, 08/15/26	140,713

155,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	144,871

PRINCIPAL AMOUNT		VALUE

	CCO Holdings, LLC / CCO Holdings Capital Corp.*

365,000	5.125%, 05/01/27	$353,588

80,000	5.000%, 02/01/28	76,133

	Century Communities, Inc.

259,000	6.875%, 05/15/22	260,860

85,000	5.875%, 07/15/25	78,543

263,000	Dana, Inc. 5.500%, 12/15/24	258,307

	DISH DBS Corp.^

150,000	7.750%, 07/01/26	129,508

90,000	5.875%, 11/15/24	74,843

270,000	Eldorado Resorts, Inc.^ 6.000%, 04/01/25	271,759

130,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	128,803

110,000	goeasy, Ltd.* 7.875%, 11/01/22	115,369

155,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	145,918

200,000	International Game Technology, PLC*^ 6.250%, 01/15/27	203,031

380,000	L Brands, Inc. 6.875%, 11/01/35	328,563

135,000	Lennar Corp. 5.250%, 06/01/26	131,775

170,000	M/I Homes, Inc. 5.625%, 08/01/25	156,733

	Mattel, Inc.

305,000	6.750%, 12/31/25*^	288,466

5,000	2.350%, 08/15/21	4,652

200,000	Mclaren Finance, PLC* 5.750%, 08/01/22	184,246

155,000	Meritage Homes Corp. 6.000%, 06/01/25	153,650

55,000	Neiman Marcus Group Ltd., LLC* 8.000%, 10/15/21	24,846

160,000	Penske Automotive Group, Inc. 5.375%, 12/01/24	157,408

	PetSmart, Inc.*

175,000	5.875%, 06/01/25	137,865

35,000	8.875%, 06/01/25^	22,203

	Rite Aid Corp.

325,000	7.700%, 02/15/27	223,031

85,000	6.125%, 04/01/23*^	71,825

185,000	Salem Media Group, Inc.* 6.750%, 06/01/24	168,824

135,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	131,550

150,000	Sotheby’s* 4.875%, 12/15/25	143,580

140,000	Taylor Morrison Communities Corp. 6.625%, 05/15/22	142,626

49,131	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 01/03/22	51,265

		5,111,454

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Consumer Staples (4.1%)

70,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC 5.750%, 03/15/25	$65,624

85,000	Energizer Holdings, Inc.*^ 6.375%, 07/15/26	82,768

160,000	Fresh Market, Inc.* 9.750%, 05/01/23	120,195

	JBS USA LUX, SA / JBS USA Finance, Inc.*

500,000	7.250%, 06/01/21	507,625

205,000	6.750%, 02/15/28	209,416

	New Albertson’s, Inc.

145,000	7.450%, 08/01/29	127,401

90,000	7.750%, 06/15/26	81,998

70,000	8.000%, 05/01/31	62,969

	Pilgrim’s Pride Corp.*

220,000	5.875%, 09/30/27	213,418

60,000	5.750%, 03/15/25^	58,883

	Post Holdings, Inc.*

170,000	5.750%, 03/01/27	166,988

30,000	5.625%, 01/15/28	28,839

	Simmons Foods, Inc.*

104,000	7.750%, 01/15/24	107,661

65,000	5.750%, 11/01/24^	53,261

		1,887,046

	Energy (14.3%)

85,000	Apergy Corp. 6.375%, 05/01/26	83,855

45,000	Berry Petroleum Company, LLC* 7.000%, 02/15/26	43,819

82,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	78,271

145,000	Buckeye Partners, LP‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	123,753

275,000	Calfrac Holdings, LP* 8.500%, 06/15/26	208,711

205,000	California Resources Corp.*^ 8.000%, 12/15/22	164,844

375,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	371,128

145,000	Chaparral Energy, Inc.*^ 8.750%, 07/15/23	114,305

110,000	Cheniere Energy Partners, LP* 5.625%, 10/01/26	110,444

	Chesapeake Energy Corp.^

150,000	8.000%, 01/15/25	151,057

120,000	7.000%, 10/01/24	117,359

85,000	Comstock Resources, Inc.* 9.750%, 08/15/26	78,734

365,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	307,699

75,000	DCP Midstream, LP‡ 7.375%, 12/15/22 3 mo. USD LIBOR + 5.15%	70,745

	Denbury Resources, Inc.

120,000	5.500%, 05/01/22	87,976

110,000	7.500%, 02/15/24*^	96,371

80,000	9.250%, 03/31/22*^	79,004

75,000	Diamond Offshore Drilling, Inc. 7.875%, 08/15/25	70,987

PRINCIPAL AMOUNT		VALUE

555,000	Energy Transfer, LP‡ 5.754%, 11/01/66 3 mo. USD LIBOR + 3.02%	$445,498

	Enterprise Products Operating, LLC‡

225,000	4.875%, 08/16/77 3 mo. USD LIBOR + 2.99%	200,873

55,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	47,690

	EP Energy, LLC / Everest Acquisition Finance, Inc.*

105,000	7.750%, 05/15/26	96,953

100,000	9.375%, 05/01/24	53,564

	Genesis Energy, LP / Genesis Energy Finance Corp.

150,000	6.500%, 10/01/25	142,299

150,000	6.250%, 05/15/26	137,958

	Gulfport Energy Corp.

130,000	6.375%, 05/15/25	122,926

100,000	6.000%, 10/15/24^	94,158

110,000	Halcon Resources Corp. 6.750%, 02/15/25	83,741

183,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	173,711

135,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	133,481

110,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.* 10.625%, 05/01/24	98,617

50,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	44,870

15,000	Nabors Industries, Inc.^ 5.750%, 02/01/25	13,071

80,000	Nine Energy Service, Inc.* 8.750%, 11/01/23	80,288

15,037	Northern Oil and Gas, Inc. 9.500%, 05/15/23 9.500% PIK rate	15,439

95,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	90,040

150,000	Par Petroleum, LLC / Par Petroleum Finance Corp.* 7.750%, 12/15/25	139,364

150,000	PDC Energy, Inc. 5.750%, 05/15/26	141,574

125,000	Petroleum Geo-Services, ASA* 7.375%, 12/15/20	120,376

150,000	Plains All American Pipeline, LP‡ 6.125%, 11/15/22 3 mo. USD LIBOR + 4.11%	134,658

55,000	QEP Resources, Inc.^ 5.625%, 03/01/26	52,874

205,000	SESI, LLC 7.750%, 09/15/24	162,323

60,000	SM Energy Company^ 6.750%, 09/15/26	59,244

135,000	Southwestern Energy Company^ 7.500%, 04/01/26	139,404

100,000	Sunoco, LP / Sunoco Finance Corp. 5.500%, 02/15/26	98,817

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

75,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.* 6.500%, 07/15/27	$77,360

30,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	27,543

27,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	27,102

145,000	Transocean, Inc.*^ 7.500%, 01/15/26	138,138

150,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	124,594

215,000	W&T Offshore, Inc.* 9.750%, 11/01/23	210,414

285,000	Weatherford International, Ltd. 8.250%, 06/15/23	183,081

150,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	147,258

145,000	WildHorse Resource Development Corp. 6.875%, 02/01/25	147,124

		6,565,487

	Financials (12.5%)

295,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	257,638

510,000	Ally Financial, Inc. 8.000%, 11/01/31	613,528

145,000	Amwins Group, Inc.* 7.750%, 07/01/26	145,695

275,000	Ardonagh Midco 3, PLC*^ 8.625%, 07/15/23	237,105

315,000	AssuredPartners, Inc.* 7.000%, 08/15/25	302,350

150,000	Bank of America Corp.‡ 5.875%, 03/15/28 3 mo. USD LIBOR + 2.93%	146,009

145,000	Bank of Nova Scotia‡ 4.650%, 10/12/22 3 mo. USD LIBOR + 2.65%	129,792

285,000	Charles Schwab Corp.‡ 5.000%, 12/01/27 3 mo. USD LIBOR + 2.58%	256,889

150,000	Discover Financial Services‡ 5.500%, 10/30/27 3 mo. USD LIBOR + 3.08%	138,206

65,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	64,784

135,000	HUB International, Ltd.* 7.000%, 05/01/26	131,080

160,000	ILFC E-Capital Trust II*‡ 4.800%, 12/21/65 3 mo. USD LIBOR + 1.80%	123,595

305,000	Iron Mountain, Inc.* 5.250%, 03/15/28	283,937

625,000	Jefferies Finance, LLC* 7.250%, 08/15/24	596,116

140,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.* 5.250%, 10/01/25	128,885

PRINCIPAL AMOUNT		VALUE

150,000	Level 3 Financing, Inc. 5.375%, 05/01/25	$148,583

125,000	Lions Gate Capital Holdings, LLC* 6.375%, 02/01/24	126,299

175,000	LPL Holdings, Inc.* 5.750%, 09/15/25	172,141

260,000	MetLife, Inc. 6.400%, 12/15/66	275,462

285,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	284,661

225,000	Navient Corp. 6.750%, 06/25/25	217,558

400,000	Oil Insurance, Ltd.*‡ 5.785%, 03/30/19 3 mo. USD LIBOR + 2.98%	382,248

	Springleaf Finance Corp.

185,000	6.875%, 03/15/25	177,274

140,000	7.125%, 03/15/26	133,932

310,000	Tronox Finance, PLC*^ 5.750%, 10/01/25	268,903

		5,742,670

	Health Care (8.4%)

180,000	Acadia Healthcare Company, Inc.^ 6.500%, 03/01/24	177,969

300,000	Bausch Health Cos., Inc.* 9.000%, 12/15/25	319,851

	Community Health Systems, Inc.

388,000	8.125%, 06/30/24*^	309,232

40,000	6.875%, 02/01/22	22,774

265,000	DaVita, Inc. 5.125%, 07/15/24	261,405

525,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.* 6.000%, 07/15/23	430,185

130,000	HCA, Inc. 7.500%, 11/06/33	143,836

200,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*^ 8.750%, 11/01/24	211,724

150,000	Magellan Health, Inc. 4.400%, 09/22/24	141,176

80,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	67,714

60,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	48,807

	Tenet Healthcare Corp.

395,000	6.750%, 06/15/23^	388,109

140,000	4.625%, 07/15/24	137,651

120,000	6.250%, 02/01/27*	121,861

15,000	6.875%, 11/15/31	13,399

	Teva Pharmaceutical Finance Netherlands III, BV^

400,000	6.000%, 04/15/24	407,708

95,000	2.800%, 07/21/23	85,654

	Valeant Pharmaceuticals International*

275,000	8.500%, 01/31/27	287,643

135,000	9.250%, 04/01/26	145,168

125,000	West Street Merger Sub, Inc.* 6.375%, 09/01/25	113,438

		3,835,304

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Industrials (10.7%)

200,000	ACCO Brands Corp.* 5.250%, 12/15/24	$198,107

75,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertsons, LP / Albertson’s, LLC* 7.500%, 03/15/26	75,276

175,000	Allison Transmission, Inc.* 4.750%, 10/01/27	163,957

115,000	Arconic, Inc. 5.125%, 10/01/24	116,157

218,287	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	191,468

150,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	140,664

220,000	Bombardier, Inc.*^ 7.500%, 03/15/25	212,161

	Covanta Holding Corp.

160,000	5.875%, 03/01/24	159,613

45,000	5.875%, 07/01/25	44,045

155,000	Delphi Technologies, PLC*^ 5.000%, 10/01/25	133,168

200,000	Fly Leasing, Ltd. 5.250%, 10/15/24	186,892

30,000	FXI Holdings, Inc.*^ 7.875%, 11/01/24	28,404

257,000	Garda World Security Corp.* 7.250%, 11/15/21	252,180

	Golden Nugget, Inc.*

135,000	6.750%, 10/15/24	135,761

130,000	8.750%, 10/01/25	133,533

155,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	159,834

255,000	H&E Equipment Services, Inc.^ 5.625%, 09/01/25	249,648

	Hertz Corp.

75,000	7.375%, 01/15/21	74,900

40,000	7.625%, 06/01/22*^	40,002

	Icahn Enterprises, LP

182,000	6.750%, 02/01/24	188,573

160,000	6.375%, 12/15/25	164,532

200,000	James Hardie International Finance, Ltd.* 4.750%, 01/15/25	190,740

150,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	135,495

80,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	79,940

205,000	Meritor, Inc. 6.250%, 02/15/24	206,339

110,000	Multi-Color Corp.*^ 4.875%, 11/01/25	104,595

210,000	Navistar International Corp.* 6.625%, 11/01/25	211,100

	Park Aerospace Holdings, Ltd.*

90,000	4.500%, 03/15/23	88,808

65,000	5.500%, 02/15/24	66,150

315,000	Park-Ohio Industries, Inc. 6.625%, 04/15/27	306,746

105,000	Tennant Company 5.625%, 05/01/25	104,411

25,000	Titan Acquisition, Ltd. / Titan Co- Borrower, LLC*^ 7.750%, 04/15/26	21,908

PRINCIPAL AMOUNT		VALUE

80,000	TransDigm, Inc.* 6.250%, 03/15/26	$81,328

	United Rentals North America, Inc.

125,000	5.875%, 09/15/26	127,557

55,000	6.500%, 12/15/26^	57,219

75,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	73,043

		4,904,254

	Information Technology (2.2%)

55,000	Cardtronics, Inc.* 5.500%, 05/01/25	52,505

205,000	CBS Radio, Inc.*^ 7.250%, 11/01/24	193,974

215,000	Clear Channel Worldwide Holdings, Inc. 7.625%, 03/15/20	215,103

130,000	CommScope Technologies, LLC* 6.000%, 06/15/25	122,754

145,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	136,175

130,000	Nuance Communications, Inc. 5.625%, 12/15/26	128,442

155,000	VFH Parent, LLC* 6.750%, 06/15/22	159,142

		1,008,095

	Materials (6.1%)

308,000	AK Steel Corp.^ 6.375%, 10/15/25	251,517

200,000	Alcoa Nederland Holding, BV* 7.000%, 09/30/26	210,922

470,000	ArcelorMittal, SA 7.000%, 10/15/39	515,623

335,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*^ 6.000%, 02/15/25	326,176

55,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	55,066

200,000	First Quantum Minerals, Ltd.* 7.250%, 04/01/23	191,667

200,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	192,285

85,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	85,052

110,000	Kinross Gold Corp. 4.500%, 07/15/27	99,317

140,000	New Gold, Inc.*^ 6.375%, 05/15/25	118,133

400,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	400,616

	United States Steel Corp.

290,000	6.875%, 08/15/25	277,688

55,000	6.250%, 03/15/26^	50,082

		2,774,144

	Real Estate (0.5%)

85,000	CBL & Associates, LP^ 5.250%, 12/01/23	71,601

150,000	Starwood Property Trust, Inc.^ 4.750%, 03/15/25	145,736

		217,337

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Utilities (1.2%)

85,000	NGPL PipeCo, LLC* 4.875%, 08/15/27	$84,461

265,000	PPL Capital Funding, Inc.^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	241,121

90,000	Talen Energy Supply, LLC* 10.500%, 01/15/26	83,753

150,000	TerraForm Power Operating, LLC* 5.000%, 01/31/28	139,558

		548,893

	TOTAL CORPORATE BONDS (Cost $40,200,658)	37,836,682

CONVERTIBLE BONDS (0.8%)

	Consumer Discretionary (0.8%)

110,000	DISH Network Corp. 2.375%, 03/15/24	90,972

	Liberty Interactive, LLC

253,579	4.000%, 11/15/29	171,526

165,000	3.750%, 02/15/30	109,326

	TOTAL CONVERTIBLE BONDS (Cost $391,095)	371,824

BANK LOANS (10.7%)

	Communication Services (2.3%)

274,313	Cincinnati Bell, Inc.‡ 5.749%, 10/02/24 1 mo. LIBOR + 3.25%	271,484

205,758	Cumulus Media New Holdings Inc.‡ 7.000%, 05/15/22 1 mo. LIBOR + 4.50%	199,174

150,000	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	150,656

192,672	New Media Holdings II, LLC‡ 8.749%, 07/14/22 1 mo. LIBOR + 6.25%	191,708

250,000	Sprint Communications, Inc.‡ 5.500%, 02/02/24 1 mo. LIBOR + 3.00%	246,954

		1,059,976

	Consumer Discretionary (1.3%)

69,650	American Greetings Corp.‡ 7.023%, 04/06/24 1 mo. LIBOR + 4.50%	68,692

250,000	R.R. Donnelley & Sons Company‡ 7.510%, 01/15/24 3 mo. LIBOR + 5.00%	248,281

285,000	Weight Watchers International, Inc.‡ 7.560%, 11/29/24 1 mo. LIBOR + 4.75%	284,466

		601,439

PRINCIPAL AMOUNT		VALUE

	Energy (0.3%)

119,100	McDermott Tech Americas, Inc.‡ 7.499%, 05/10/25 1 mo. LIBOR + 5.00%	$114,551

	Financials (1.3%)

54,568	AssuredPartners, Inc.‡ 5.749%, 10/22/24 1 mo. LIBOR + 3.25%	52,986

272,938	Genworth Financial, Inc.‡ 7.008%, 03/07/23 1 mo. LIBOR + 4.50%	273,449

89,091	GLP Financing, LLC‡ 4.019%, 04/28/21 1 mo. LIBOR + 1.50%	87,977

199,000	HUB International, Ltd.‡ 5.514%, 04/25/25 1 mo. LIBOR + 2.75%	192,284

		606,696

	Health Care (3.4%)

273,561	Amneal Pharmaceuticals, LLC‡ 6.000%, 05/04/25 1 mo. LIBOR + 3.50%	271,737

195,000	Gentiva Health Services, Inc.‡ 9.500%, 07/02/26 1 mo. LIBOR + 7.00%	198,047

68,245	Gentiva Health Services, Inc.‡ 6.250%, 07/02/25 1 mo. LIBOR + 3.75%	67,904

268,001	Mallinckrodt International Finance, SA‡ 5.553%, 09/24/24 1 mo. LIBOR + 2.75%	250,533

270,875	Ortho Clinical Diagnostics, SA‡ 5.760%, 06/30/25 1 mo. LIBOR + 3.25%	262,665

272,229	Team Health Holdings, Inc.‡ 5.249%, 02/06/24 1 mo. LIBOR + 2.75%	245,687

260,922	Valeant Pharmaceuticals International, Inc.‡ 5.513%, 06/02/25 1 mo. LIBOR + 3.00%	258,520

		1,555,093

	Industrials (1.2%)

272,938	Scientific Games International, Inc.‡ 5.249%, 08/14/24 1 mo. LIBOR + 2.75%	265,005

297,000	TransDigm, Inc.‡ 4.999%, 08/22/24 1 mo. LIBOR + 2.50%	290,457

		555,462

	Information Technology (0.6%)

250,000	BMC Software Finance, Inc.‡ 7.053%, 10/02/25 1 mo. LIBOR + 4.25%	244,599

	Real Estate (0.3%)

144,275	iStar, Inc.‡ 5.258%, 06/28/23 1 mo. LIBOR + 2.75%	143,103

	TOTAL BANK LOANS (Cost $4,962,730)	4,880,919

See accompanying Notes to Schedule of Investments

Calamos High Income Opportunities Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (1.3%)

	Energy (1.3%)

	NuStar Energy, LP‡

22,500	7.625%, 06/15/22 3 mo. USD LIBOR + 5.64%	$451,800

6,917	8.500%, 12/15/21 3 mo. USD LIBOR + 6.77%	156,739

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $748,007)	608,539

COMMON STOCKS (1.6%)

	Communication Services (0.0%)

1,527	Cumulus Media, Inc. - Class A#	18,400

	Energy (1.6%)

215	Chevron Corp.	24,650

6,100	Energy Transfer, LP	89,731

4,645	Enterprise Products Partners, LP	128,527

1,525	GasLog, Ltd.	27,343

1,840	Magellan Midstream Partners, LP	113,068

790	Schlumberger, Ltd.	34,926

2,675	Targa Resources Corp.	115,052

4,769	Tidewater, Inc.^#	102,629

5,504	Transocean, Ltd.^#	47,169

965	Williams Companies, Inc.	25,988

		709,083

	TOTAL COMMON STOCKS (Cost $754,275)	727,483

SHORT TERM INVESTMENTS (2.5%)

584,777	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	585,011

584,976	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	584,976

	TOTAL SHORT TERM INVESTMENTS (Cost $1,169,975)	1,169,987

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (18.7%)

8,543,576	State Street Navigator Securities Lending Government Money Market Portfolio† (Cost $8,543,576)	$8,543,576

TOTAL INVESTMENTS (118.3%) (Cost $56,770,316)		54,139,010

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-18.7%)		$(8,543,576)

OTHER ASSETS, LESS LIABILITIES (0.4%)		167,433

NET ASSETS (100.0%)		$45,762,867

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2019.
#	Non-income producing security.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (64.5%)

	Airlines (0.7%)

227,181	American Airlines 2013-2 Class B Pass Through Trust* 5.600%, 07/15/20	$229,936

518,625	UAL Pass Through Trust Series 2007-1 6.636%, 07/02/22	537,236

		767,172

	Communication Services (4.2%)

500,000	Activision Blizzard, Inc. 2.300%, 09/15/21	490,208

	AT&T, Inc.

250,000	2.800%, 02/17/21	248,646

225,000	2.450%, 06/30/20	224,080

200,000	Charter Communications Operating, LLC / Charter Communications Operating Capital 4.464%, 07/23/22	204,640

500,000	Comcast Corp. 3.300%, 10/01/20	503,467

500,000	Electronic Arts, Inc. 3.700%, 03/01/21	506,745

500,000	Fox Corp.* 3.666%, 01/25/22	505,097

250,000	Hughes Satellite Systems Corp. 6.500%, 06/15/19	252,749

250,000	Qwest Corp. 6.750%, 12/01/21	266,564

343,750	Sprint Spectrum Company, LLC / Sprint Spectrum Company II, LLC / Sprint Spectrum Company III, LLC* 3.360%, 09/20/21	341,920

250,000	T-Mobile USA, Inc.^ 4.000%, 04/15/22	248,669

250,000	Tencent Holdings, Ltd.* 3.375%, 05/02/19	250,290

500,000	Verizon Communications, Inc. 4.600%, 04/01/21	517,517

		4,560,592

	Consumer Discretionary (7.6%)

	American Honda Finance Corp.

250,000	3.150%, 01/08/21	251,090

250,000	2.000%, 02/14/20	247,965

	BMW US Capital, LLC*

250,000	3.100%, 04/12/21	249,655

250,000	2.000%, 04/11/21	243,893

500,000	Cargill, Inc.* 3.250%, 11/15/21	502,210

250,000	D.R. Horton, Inc. 4.000%, 02/15/20	251,866

339,581	Delta Air Lines 2007-1 Class A Pass Through Trust 6.821%, 08/10/22	367,617

16,964	Delta Air Lines Series 2010-2, Class A Pass Through Trust 4.950%, 05/23/19	17,044

PRINCIPAL AMOUNT		VALUE

352,923	Delta Air Lines Series 2011-1, Class A Pass Through Trust 5.300%, 04/15/19	$354,105

323,802	Delta Air Lines Series 2012-1, Class A Pass Through Trust 4.750%, 05/07/20	328,333

252,000	Expedia Group, Inc. 5.950%, 08/15/20	261,728

250,000	Ford Motor Credit Company, LLC 2.343%, 11/02/20	241,819

	General Motors Financial Company, Inc.

250,000	3.200%, 07/13/20	250,260

100,000	3.150%, 01/15/20	99,973

500,000	GLP Capital, LP / GLP Financing II, Inc. 4.875%, 11/01/20	508,093

500,000	Harley-Davidson Financial Services, Inc.* 3.550%, 05/21/21	497,810

250,000	Hasbro, Inc. 3.150%, 05/15/21	249,356

250,000	Home Depot, Inc. 3.250%, 03/01/22	254,296

250,000	International Game Technology, PLC* 6.250%, 02/15/22	259,265

250,000	Lennar Corp. 4.500%, 11/15/19	251,683

250,000	Marriott International Inc/MD^‡ 3.229%, 12/01/20 3 mo. USD LIBOR + .60%	251,281

432,000	McDonald’s Corp. 3.500%, 07/15/20	436,704

250,000	Netflix, Inc. 5.375%, 02/01/21	256,534

250,000	Nissan Motor Acceptance Corp.* 2.150%, 07/13/20	245,066

150,000	Penske Automotive Group, Inc. 3.750%, 08/15/20	149,466

500,000	Penske Truck Leasing Company, LP / PTL Finance Corp.* 3.650%, 07/29/21	503,085

250,000	Sirius XM Radio, Inc.* 3.875%, 08/01/22	248,368

210,000	Toll Brothers Finance Corp. 6.750%, 11/01/19	215,032

250,000	Toyota Motor Credit Corp. 2.950%, 04/13/21	250,984

70,083	US Airways Pass Through Trust Series 2012-2, Class B 6.750%, 06/03/21	73,127

		8,317,708

	Consumer Staples (3.3%)

250,000	Anheuser-Busch InBev Finance, Inc. 2.650%, 02/01/21	248,798

250,000	Archer-Daniels-Midland Company 3.375%, 03/15/22	253,210

100,000	Conagra Brands, Inc.‡ 3.297%, 10/09/20 3 mo. USD LIBOR + .50%	99,152

	Constellation Brands, Inc.

250,000	2.250%, 11/06/20	246,045

250,000	2.000%, 11/07/19	248,061

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	General Mills, Inc.

250,000	3.200%, 04/16/21	$251,093

250,000	2.200%, 10/21/19	248,550

95,000	JBS USA LUX, SA / JBS USA Finance, Inc.* 7.250%, 06/01/21	96,449

250,000	Land O’Lakes, Inc.* 6.000%, 11/15/22	256,855

500,000	Mondelez International Holdings Netherlands, BV* 2.000%, 10/28/21	484,447

	Unilever Capital Corp.

350,000	4.250%, 02/10/21	360,860

150,000	3.000%, 03/07/22	150,530

685,000	WM Wrigley Jr. Company* 3.375%, 10/21/20	690,052

		3,634,102

	Energy (2.6%)

300,000	CenterPoint Energy Houston Electric, LLC 1.850%, 06/01/21	292,334

225,000	Chevron Corp. 2.100%, 05/16/21	222,185

250,000	Continental Resources, Inc. 5.000%, 09/15/22	251,520

199,000	DCP Midstream Operating, LP* 4.750%, 09/30/21	200,816

	Enterprise Products Operating, LLC

250,000	2.550%, 10/15/19	249,373

125,000	2.850%, 04/15/21^	124,505

250,000	Halliburton Company 3.250%, 11/15/21	250,954

225,000	Magellan Midstream Partners, LP 4.250%, 02/01/21	229,628

500,000	Schlumberger Holdings Corp.* 3.000%, 12/21/20	498,497

500,000	TransCanada PipeLines, Ltd. 3.800%, 10/01/20	506,255

		2,826,067

	Financials (25.4%)

150,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.450%, 12/16/21	151,649

250,000	Ally Financial, Inc. 4.125%, 03/30/20	251,454

250,000	American Express Company 3.700%, 11/05/21	254,139

250,000	American Express Credit Corp. 2.375%, 05/26/20	248,594

500,000	American International Group, Inc. 3.300%, 03/01/21	503,755

350,000	AON Corp. 5.000%, 09/30/20	360,288

500,000	AXIS Specialty Finance, LLC 5.875%, 06/01/20	516,040

500,000	Bank of America Corp.^‡ 2.369%, 07/21/21 3 mo. USD LIBOR + .66%	495,292

	Bank of Montreal

250,000	3.100%, 04/13/21	251,186

250,000	2.100%, 06/15/20	247,630

PRINCIPAL AMOUNT		VALUE

250,000	Bank of New York Mellon Corp. 2.450%, 11/27/20	$248,926

500,000	Bank of Nova Scotia^ 2.500%, 01/08/21	496,952

500,000	BB&T Corp. 3.200%, 09/03/21	504,417

	BP Capital Markets, PLC

400,000	3.561%, 11/01/21	406,524

100,000	2.315%, 02/13/20	99,524

500,000	Capital One Financial Corp. 3.450%, 04/30/21	502,697

	Caterpillar Financial Services Corp.

400,000	3.350%, 12/07/20	403,522

100,000	2.100%, 01/10/20	99,449

250,000	Charles Schwab Corp. 3.250%, 05/21/21	252,194

500,000	Chubb INA Holdings, Inc. 2.300%, 11/03/20	495,762

250,000	CIT Group, Inc. 4.125%, 03/09/21	250,971

250,000	Citigroup, Inc. 2.400%, 02/18/20	248,843

250,000	CNO Financial Group, Inc.^ 4.500%, 05/30/20	251,463

500,000	Comerica Bank 2.500%, 06/02/20	496,335

500,000	Discover Bank 3.100%, 06/04/20	499,415

250,000	Equinix, Inc. 5.375%, 01/01/22	255,423

500,000	ERP Operating, LP 4.625%, 12/15/21	518,255

	European Investment Bank

1,500,000	2.000%, 03/15/21	1,482,810

1,000,000	1.625%, 12/15/20	982,925

225,000	Goldman Sachs Group, Inc. 2.625%, 04/25/21	222,753

	Hyundai Capital America*

250,000	3.950%, 02/01/22	251,284

250,000	2.600%, 03/19/20	247,560

1,500,000	Inter-American Development Bank 2.125%, 11/09/20	1,488,472

1,500,000	International Bank for Reconstruction & Development 1.375%, 05/24/21	1,460,602

100,000	International Lease Finance Corp. 4.625%, 04/15/21	101,521

500,000	Jackson National Life Global Funding* 3.300%, 06/11/21	501,712

	John Deere Capital Corp.

500,000	3.200%, 01/10/22	506,230

100,000	2.050%, 03/10/20	99,163

250,000	JPMorgan Chase & Company^ 2.250%, 01/23/20	248,799

500,000	KeyCorp 2.900%, 09/15/20	498,710

	Kreditanstalt fuer Wiederaufbau

1,500,000	1.500%, 04/20/20	1,480,650

1,000,000	1.875%, 12/15/20	987,505

100,000	Markel Corp. 5.350%, 06/01/21	104,360

	Marsh & McLennan Companies, Inc.

250,000	4.800%, 07/15/21	259,119

250,000	2.350%, 03/06/20	248,145

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

100,000	MetLife, Inc.^ 4.750%, 02/08/21	$103,347

500,000	Metropolitan Life Global Funding I* 3.375%, 01/11/22	502,970

390,000	Morgan Stanley 2.650%, 01/27/20	388,865

250,000	Nasdaq, Inc. 5.550%, 01/15/20	255,871

500,000	New York Life Global Funding* 2.950%, 01/28/21	500,820

500,000	PNC Bank NA 2.500%, 01/22/21	495,410

250,000	Progressive Corp. 3.750%, 08/23/21	254,406

	Prudential Financial, Inc.

250,000	4.500%, 11/16/21	259,280

250,000	2.350%, 08/15/19	249,378

500,000	Royal Bank of Canada 2.500%, 01/19/21	496,405

260,000	SBA Tower Trust* 3.156%, 10/08/20	258,426

500,000	Shell International Finance, BV 1.875%, 05/10/21	491,172

500,000	SunTrust Banks, Inc. 2.900%, 03/03/21	498,972

	Toronto-Dominion Bank

350,000	2.550%, 01/25/21	347,968

150,000	3.150%, 09/17/20	150,643

500,000	Travelers Companies, Inc. 3.900%, 11/01/20	510,670

250,000	US Bancorp 2.350%, 01/29/21	248,384

250,000	US Bank, N.A. 3.450%, 11/16/21	253,799

510,000	USAA Capital Corp.* 2.000%, 06/01/21	498,295

200,000	Ventas Realty, LP / Ventas Capital Corp. 2.700%, 04/01/20	198,607

100,000	Weingarten Realty Investors 3.375%, 10/15/22	99,756

250,000	Wells Fargo & Company 2.500%, 03/04/21	247,488

		27,793,951

	Health Care (6.4%)

	AbbVie, Inc.

250,000	3.375%, 11/14/21	251,839

250,000	2.500%, 05/14/20	248,419

	Amgen, Inc.

250,000	2.125%, 05/01/20	247,806

250,000	1.850%, 08/19/21	242,804

250,000	Anthem, Inc. 2.250%, 08/15/19	249,360

250,000	AstraZeneca, PLC 2.375%, 11/16/20	247,440

250,000	Baxter International, Inc. 1.700%, 08/15/21	241,810

500,000	Celgene Corp. 2.875%, 08/15/20	499,457

250,000	Centene Corp. 5.625%, 02/15/21	254,009

500,000	Coventry Health Care, Inc. 5.450%, 06/15/21	521,257

PRINCIPAL AMOUNT		VALUE

500,000	CVS Health Corp. 3.125%, 03/09/20	$500,580

250,000	Elanco Animal Health, Inc.* 3.912%, 08/27/21	251,592

	Gilead Sciences, Inc.

250,000	2.550%, 09/01/20	248,856

250,000	2.350%, 02/01/20	248,555

100,000	GlaxoSmithKline Capital, PLC‡ 2.964%, 05/14/21 3 mo. USD LIBOR + .35%	99,737

	HCA, Inc.

275,000	5.875%, 03/15/22	291,746

225,000	6.500%, 02/15/20	231,713

250,000	McKesson Corp. 3.650%, 11/30/20	251,846

250,000	Medtronic, Inc. 2.500%, 03/15/20	249,518

137,000	Mylan, NV 2.500%, 06/07/19	136,645

500,000	Takeda Pharmaceutical Company, Ltd.* 3.800%, 11/26/20	505,342

375,000	Teva Pharmaceutical Finance Netherlands III, BV 2.200%, 07/21/21	354,748

	UnitedHealth Group, Inc.

100,000	3.048%, 06/15/21‡ 3 mo. USD LIBOR + .26%	99,703

100,000	2.300%, 12/15/19	99,579

	Zoetis, Inc.

254,000	3.450%, 11/13/20	255,490

250,000	3.250%, 08/20/21	250,273

		7,080,124

	Industrials (5.1%)

200,000	3M Company^ 3.000%, 09/14/21	202,693

	Air Lease Corp.

200,000	3.500%, 01/15/22	198,606

200,000	3.375%, 06/01/21	198,797

100,000	2.125%, 01/15/20	99,101

415,000	Aircastle, Ltd. 6.250%, 12/01/19	424,105

500,000	CSX Corp. 3.700%, 10/30/20	504,382

500,000	Daimler Finance North America, LLC* 3.000%, 02/22/21	497,075

250,000	FedEx Corp. 3.400%, 01/14/22	252,260

100,000	GATX Corp.‡ 3.302%, 11/05/21 3 mo. USD LIBOR + .72%	99,280

100,000	General Dynamics Corp.‡ 2.998%, 05/11/21 3 mo. USD LIBOR + .38%	100,178

145,913	Hawaiian Airlines Pass Through Certificates Series 2013-1, Class B 4.950%, 01/15/22	146,500

500,000	Norfolk Southern Corp. 3.250%, 12/01/21	501,857

250,000	Park Aerospace Holdings, Ltd.* 3.625%, 03/15/21	248,115

250,000	QVC, Inc. 5.125%, 07/02/22	258,674

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

	Siemens Financieringsmaatschappij, NV*

250,000	2.150%, 05/27/20	$247,974

250,000	1.700%, 09/15/21	241,841

500,000	Southwest Airlines Company 2.650%, 11/05/20	496,905

500,000	United Technologies Corp.^ 3.350%, 08/16/21	504,962

250,000	Volkswagen Group of America Finance, LLC* 3.875%, 11/13/20	252,575

100,000	Vulcan Materials Company‡ 3.388%, 03/01/21 3 mo. USD LIBOR + .65%	99,411

		5,575,291

	Information Technology (2.1%)

250,000	Cisco Systems, Inc. 2.200%, 02/28/21	247,621

	Hewlett Packard Enterprise Company

300,000	3.600%, 10/15/20	301,968

225,000	3.500%, 10/05/21	227,040

500,000	NVIDIA Corp. 2.200%, 09/16/21	490,265

500,000	NXP, BV / NXP Funding, LLC* 4.125%, 06/15/20	503,822

310,000	Oracle Corp. 3.875%, 07/15/20	315,386

250,000	QUALCOMM, Inc. 2.250%, 05/20/20	248,468

		2,334,570

	Materials (0.6%)

75,000	ArcelorMittal, SA^ 5.125%, 06/01/20	76,643

500,000	DowDuPont, Inc. 3.766%, 11/15/20	506,960

100,000	EI du Pont de Nemours & Company 2.200%, 05/01/20	99,413

		683,016

	Real Estate (1.8%)

500,000	AvalonBay Communities, Inc. 3.625%, 10/01/20	503,760

225,000	Boston Properties, LP 5.625%, 11/15/20	233,351

200,000	Federal Realty Investment Trust 2.550%, 01/15/21	197,098

100,000	Kimco Realty Corp. 3.200%, 05/01/21	99,407

100,000	Public Storage 2.370%, 09/15/22	97,179

100,000	Realty Income Corp.^ 5.750%, 01/15/21	104,121

250,000	Simon Property Group, LP 2.500%, 09/01/20	248,585

500,000	UDR, Inc. 4.625%, 01/10/22	513,730

		1,997,231

	Utilities (4.7%)

250,000	AES Corp. 4.000%, 03/15/21	249,865

PRINCIPAL AMOUNT		VALUE

345,000	American Electric Power Company, Inc. 3.650%, 12/01/21	$349,842

225,000	CenterPoint Energy, Inc. 3.600%, 11/01/21	226,872

100,000	Consolidated Edison Company of New York, Inc.‡ 3.222%, 06/25/21 3 mo. USD LIBOR + .40%	99,803

400,000	Consolidated Edison, Inc. 2.000%, 03/15/20	395,534

250,000	Dominion Energy, Inc.** 2.962%, 07/01/19	250,014

500,000	Duke Energy Carolinas, LLC^ 3.350%, 05/15/22	507,155

250,000	Entergy Arkansas, LLC 3.750%, 02/15/21	253,337

250,000	Exelon Generation Company, LLC 2.950%, 01/15/20	249,514

250,000	Georgia Power Company 4.250%, 12/01/19	252,770

100,000	Nevada Power Company 2.750%, 04/15/20	99,763

250,000	NGPL PipeCo, LLC* 4.375%, 08/15/22	252,147

100,000	PPL Capital Funding, Inc.^‡ 5.468%, 03/30/67 3 mo. USD LIBOR + 2.67%	90,989

	Sempra Energy

400,000	2.400%, 02/01/20	396,478

100,000	3.238%, 03/15/21‡ 3 mo. USD LIBOR + .45%	98,546

250,000	Southern Company 2.350%, 07/01/21	244,727

250,000	Vistra Energy Corp. 7.375%, 11/01/22	260,117

250,000	WEC Energy Group, Inc. 3.375%, 06/15/21	251,414

250,000	Wisconsin Public Service Corp. 3.350%, 11/21/21	252,836

355,000	Xcel Energy, Inc. 2.600%, 03/15/22	348,706

		5,130,429

	TOTAL CORPORATE BONDS (Cost $70,362,648)	70,700,253

U.S. GOVERNMENT AND AGENCY SECURITIES (21.2%)

	United States Treasury Note

10,000,000	2.500%, 01/15/22	10,017,862

3,750,000	2.875%, 11/15/21	3,793,608

2,500,000	2.375%, 03/15/21	2,495,974

2,000,000	2.500%, 12/31/20	2,001,335

2,000,000	2.000%, 10/31/22	1,969,224

2,000,000	1.625%, 07/31/20	1,974,422

500,000	2.625%, 08/31/20	501,052

500,000	2.625%, 12/15/21	502,731

	TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $23,143,697)	23,256,208

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

BANK LOANS (0.9%)‡

	Communication Services (0.3%)

249,370	Charter Communications Operating, LLC 4.500%, 04/30/25 1 mo. LIBOR + 2.00%	$246,465

	Financials (0.2%)

250,000	Level 3 Financing, Inc. 4.756%, 02/22/24 1 mo. LIBOR + 2.25%	246,055

	Health Care (0.2%)

240,625	Bausch Health Cos., Inc. 5.263%, 11/27/25 1 mo. LIBOR + 2.75%	237,674

	Information Technology (0.2%)

249,369	Dell International LLC 4.500%, 09/07/23 1 mo. LIBOR + 2.00%	246,316

	TOTAL BANK LOANS (Cost $988,526)	976,510

ASSET BACKED SECURITIES (9.3%)

250,000	Avis Budget Rental Car Funding AESOP, LLC Series 2015-2A, Class A* 2.630%, 12/20/21	247,599

150,000	BA Credit Card Trust Series 2017- A1, Class A1 1.950%, 08/15/22	148,694

150,000	Capital One Multi-Asset Execution Trust Series 2016-A6, Class A6 1.820%, 09/15/22	148,906

150,000	CarMax Auto Owner Trust Series 2018-3, Class A2A 2.880%, 10/15/21	149,992

250,000	Credit Acceptance Auto Loan Trust Series 2017-3A, Class A* 2.650%, 06/15/26	248,043

250,000	Dell Equipment Finance Trust Series 2018-1, Class A3* 3.180%, 06/22/23	250,422

200,000	Dell Equipment Finance Trust Series 2018-2, Class A2* 3.160%, 02/22/21	200,160

200,000	Discover Card Execution Note Trust Series 2012-A6, Class A6 1.670%, 01/18/22	199,051

503,829	Enterprise Fleet Financing, LLC Series 2018-1, Class A2* 2.870%, 10/20/23	502,751

50,000	Ford Credit Auto Lease Trust Series 2017-A, Class A4 2.020%, 06/15/20	49,843

155,000	Ford Credit Floorplan Master Owner Trust Series 2016-1, Class A1 1.760%, 02/15/21	154,946

150,000	GE Capital Credit Card Master Note Trust Series 2012-7, Class A 1.760%, 09/15/22	149,032

PRINCIPAL AMOUNT		VALUE

150,000	GM Financial Consumer Automobile Receivables Series 2018-3, Class A3 3.020%, 05/16/23	$150,367

1,000,000	Hertz Fleet Lease Funding, LP Series 2018-1, Class A2* 3.230%, 05/10/32	1,000,795

150,000	Hertz Vehicle Financing II, LP Series 2015-1A, Class A* 2.730%, 03/25/21	149,115

500,000	Honda Auto Receivables Owner Trust Series 2018-4, Class A3 3.160%, 01/17/23	503,255

357,745	OSCAR US Funding Trust V, LLC Series 2016-2A, Class A3* 2.730%, 12/15/20	357,267

500,000	OSCAR US Funding Trust VIII, LLC Series 2018-1A, Class A3* 3.230%, 05/10/22	500,001

212,070	SCF Equipment Leasing, LLC Series 2018-1A, Class A2* 3.630%, 10/20/24	212,512

1,392,038	SoFi Consumer Loan Program Trust Series 2018-4, Class A* 3.540%, 11/26/27	1,398,163

750,000	SoFi Professional Loan Program LLC Series 2016-E, Class A2B* 2.490%, 01/25/36	738,604

90,864	SoFi Professional Loan Program LLC Series 2017-C, Class A2A* 1.750%, 07/25/40	90,065

945,000	Verizon Owner Trust Series 2017- 1A, Class A* 2.060%, 09/20/21	940,453

500,000	Volvo Financial Equipment, LLC Series 2018-1, Class A4* 2.760%, 10/17/22	497,316

30,000	World Financial Network Credit Card Master Trust Series 2015-B, Class A 2.550%, 06/17/24	29,794

140,000	World Financial Network Credit Card Master Trust Series 2017-A, Class A 2.120%, 03/15/24	138,497

1,000,000	World Omni Auto Receivables Trust Series 2019- A, Class A2 3.020%, 04/15/22	1,001,078

	TOTAL ASSET BACKED SECURITIES (Cost $10,134,486)	10,156,721

RESIDENTIAL MORTGAGE BACKED SECURITIES (2.6%)

144,995	Federal National Mortgage Association 2.761%, 04/01/21	144,549

22,050	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016- C29, Class A1 1.597%, 05/15/49	21,761

21,363	Morgan Stanley Capital I Trust, Series 2015-UBS8, Class A1 1.966%, 12/15/48	21,232

See accompanying Notes to Schedule of Investments

Calamos Short-Term Bond Fund

SCHEDULE OF INVESTMENTS JANUARY 31, 2019 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

139,449	Morgan Stanley Capital I Trust, Series 2018-H3, Class A1 3.176%, 07/15/51	$140,039

918,000	Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class A2 2.663%, 02/15/48	913,811

500,000	Wells Fargo Commercial Mortgage Trust Series 2015- LC20, Class A2 2.678%, 04/15/50	497,583

534,000	WFRBS Commercial Mortgage Trust Series 2011-C4, Class A4*‡ 4.902%, 06/15/44	554,634

281,236	WFRBS Commercial Mortgage Trust Series 2012-C10, Class ASB 2.453%, 12/15/45	278,333

300,000	WFRBS Commercial Mortgage Trust Series 2014-LC14, Class ASB 3.522%, 03/15/47	302,759

	TOTAL RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $2,874,415)	2,874,701

MUNICIPAL OBLIGATIONS (0.6%)

	Financials (0.1%)

95,000	Massachusetts Housing Finance Agency 2.313%, 12/01/19	94,546

	Industrials (0.1%)

100,000	Metropolitan Transportation Authority 5.269%, 11/15/20	103,768

	Other (0.4%)

260,000	City of Miami, Florida* 3.558%, 01/01/21	261,886

200,000	City of Ridgecrest, California 5.000%, 06/01/20	205,570

		467,456

	TOTAL MUNICIPAL OBLIGATIONS (Cost $662,501)	665,770

NUMBER OF SHARES		VALUE

SHORT TERM INVESTMENTS (1.0%)

520,291	Fidelity Prime Money Market Fund - Institutional Class, 2.510%***	520,500

519,677	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 2.310%***	519,677

	TOTAL SHORT TERM INVESTMENTS (Cost $1,040,151)	1,040,177

NUMBER OF SHARES/ PRINCIPAL AMOUNT		VALUE

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (2.3%)

2,527,563	State Street Navigator Securities Lending Government Money Market Portfolio***† (Cost $2,527,563)	$2,527,563

TOTAL INVESTMENTS (102.4%) (Cost $111,733,987)		112,197,903

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-2.3%)		(2,527,563)

LIABILITIES, LESS OTHER ASSETS (-0.1%)		(113,964)

NET ASSETS (100.0%)		$109,556,376

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.
^	Security, or portion of security, is on loan.
‡	Variable rate security. The rate shown is the rate in effect at January 31, 2019.
**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at January 31, 2019.
***	The rate disclosed is the 7 day net yield as of January 31, 2019.
†	Represents investment of cash collateral received from securities on loan as of January 31, 2019.

See accompanying Notes to Schedule of Investments

Note 1 — Organization and Significant Accounting Policies

Organization. CALAMOS INVESTMENT TRUST, a Massachusetts business trust organized December 21, 1987 (the “Trust”), consists of seventeen series, Market Neutral Income Fund, Hedged Equity Income Fund, Phineus Long/Short Fund, Convertible Fund, Global Convertible Fund, Growth Fund, Growth and Income Fund, Dividend Growth Fund, Opportunistic Value Fund, International Growth Fund, Evolving World Growth Fund, Emerging Market Equity Fund , Global Equity Fund, Global Growth and Income Fund, Total Return Bond Fund, High Income Opportunities Fund, and Short-Term Bond Fund (commenced operations on September 19, 2018), (each a “Fund” and collectively the “Funds”). The Trust is registered under the Investment Company Act of 1940 as amended (the “1940 Act”) as an open-end management investment company. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The Trust currently offers Class A, Class C, and Class I shares of each of the Funds (except Short-Term Bond Fund). Class R6 shares are offered in International Growth Fund only.

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Funds is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Funds:

Fund Valuation. The valuation of the Funds’ investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued either by an independent pricing agent approved by the board of trustees or based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the respective Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the respective Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

Each Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by the Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, each Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates.

As of January 31, 2019, the Fund had outstanding forward foreign currency contracts as listed on the Schedule of Investments.

Note 2 — Investments

The cost basis of investments (excluding Investments of Collateral for Securities on Loan) for federal income tax purposes at January 31, 2019 was as follows:*

FUND	COST BASIS OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Market Neutral Income Fund	$5,176,874,293	$944,310,916	$(1,031,861,169)	$(87,550,253)
Hedged Equity Income Fund	136,778,990	5,793,245	(8,872,651)	(3,079,406)
Phineus Long/Short Fund	593,583,803	21,838,436	(86,693,679)	(64,855,243)
Convertible Fund	636,264,880	48,425,768	(26,589,879)	21,835,889
Global Convertible Fund	132,526,965	6,615,244	(8,830,632)	(2,215,388)
Growth Fund	1,128,651,690	328,512,941	(57,237,475)	271,275,466
Growth and Income Fund	1,611,038,582	448,503,214	(64,825,234)	383,677,980
Dividend Growth Fund	17,108,298	5,402,987	672,014	6,075,001
Opportunistic Value Fund	44,961,054	3,318,941	(1,305,789)	2,013,152
International Growth Fund	207,784,863	25,791,594	(5,620,408)	20,171,186
Evolving World Growth Fund	178,686,917	34,088,833	(5,920,652)	28,168,181
Emerging Market Equity Fund	14,279,985	2,427,044	(484,681)	1,942,363
Global Equity Fund	76,451,684	18,262,602	(3,243,071)	15,019,531
Global Growth and Income Fund	153,869,263	19,810,539	(8,471,277)	11,339,262
Total Return Bond Fund	55,187,256	326,919	(889,982)	(563,063)
High Income Opportunities Fund	56,770,316	235,854	(2,867,160)	(2,631,306)
Short-Term Bond Fund	111,733,987	504,922	(41,006)	463,916

*

Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Note 3 — Short Sales

Securities sold short represent obligations to deliver the securities at a future date. A Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. Dividends paid on securities sold short are disclosed as an expense on the Statements of Operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be realized upon the termination of a short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

Note 4 — Fair Value Measurements

Various inputs are used to determine the value of the Funds’ investments. These inputs are categorized into three broad levels as follows:

•	Level 1 — Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•

Level 2 — Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•

Level 3 — Prices reflect unobservable market inputs (including the Funds’ own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	MARKET NEUTRAL INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$3,077,654,189	$—	$3,077,654,189
U.S. Government and Agency Securities	—	50,123,473	—	50,123,473
Convertible Preferred Stocks	214,823,091	131,155,300	—	345,978,391
Common Stocks U.S.	3,586,338,573	—	—	3,586,338,573
Exchange-Traded Funds	122,248,598	—	—	122,248,598
Mutual Funds	50,150,000	—	—	50,150,000
Purchased Options	34,247,750	—	—	34,247,750
Short Term Investments	194,849,670	—	—	194,849,670
Investment of Cash Collateral For Securities Loaned	94,317,269	120,065,899	—	214,383,168
Forward Foreign Currency Contracts	—	67,441	—	67,441

Total	$4,296,974,951	$3,379,066,302	$—	$7,676,041,253

Liabilities:
Common Stocks Sold Short U.S.	$2,217,466,768	$—	$—	$2,217,466,768
Common Stocks Sold Short Foreign	3,015,476	85,571,503	—	88,586,979
Written Options	280,453,883	—	—	280,453,883
Forward Foreign Currency Contracts	—	730,573	—	730,573
Total Return Swaps	—	142,142	—	142,142

Total	$2,500,936,127	$86,444,218	$—	$2,587,380,345

	HEDGED EQUITY INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$132,831,478	$—	$—	$132,831,478
Exchange-Traded Funds	4,308,083	—	—	4,308,083
Purchased Options	1,020,074	—	—	1,020,074
Short Term Investments	2,496,395	—	—	2,496,395
Investment of Cash Collateral For Securities Loaned	—	360,184	—	360,184

Total	$140,656,030	$360,184	$—	$141,016,214

Liabilities:
Written Options	$7,316,630	$—	$—	$7,316,630

Total	$7,316,630	$—	$—	$7,316,630

	PHINEUS LONG/SHORT FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$838,771,043	$—	$—	$838,771,043
Common Stocks Foreign	—	17,502,067	—	17,502,067
Exchange-Traded Fund	14,594,972	—	—	14,594,972
Mutual Fund	35,459,647	—	—	35,459,647
Purchased Options	8,287,788	—	—	8,287,788
Short Term Investments	78,662,489	—	—	78,662,489
Investment of Cash Collateral For Securities Loaned	21,991,383	16,441,865	—	38,433,248

Total	$997,767,322	$33,943,932	$—	$1,031,711,254

Liabilities:
Common Stock Sold Short U.S.	$16,795,609	$—	$—	$16,795,609
Exchange-Traded Funds Sold Short	473,098,502	—	—	473,098,502
Written Options	13,088,583	—	—	13,088,583

Total	$502,982,694	$—	$—	$502,982,694

	CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$493,588,420	$—	$493,588,420
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	12,191,045	—	12,191,045
Synthetic Convertible Securities (Purchased Options)	679,150	—	—	679,150
Convertible Preferred Stocks	82,915,757	3,287,486	—	86,203,243
Common Stocks U.S.	7,558,335	—	—	7,558,335
Purchased Options	907,495	—	—	907,495
Short Term Investments	27,904,076	—	—	27,904,076
Investment of Cash Collateral For Securities Loaned	10,151,024	19,233,821	—	29,384,845
Forward Foreign Currency Contracts	—	3,833	—	3,833

Total	$130,115,837	$528,304,605	$—	$658,420,442

Liabilities:
Written Options	$315,840	$—	$—	$315,840
Forward Foreign Currency Contracts	—	9,528	—	9,528

Total	$315,840	$9,528	$—	$325,368

	GLOBAL CONVERTIBLE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$94,568,320	$—	$94,568,320
Synthetic Convertible Securities (Corporate Bonds)	—	2,450,239	—	2,450,239
Synthetic Convertible Securities (U.S. Government and Agency Securities)	—	11,351,762	—	11,351,762
Synthetic Convertible Securities (Purchased Options)	1,760,811	—	—	1,760,811
Convertible Preferred Stocks	8,764,242	741,763	—	9,506,005
Common Stocks U.S.	2,122,286	—	—	2,122,286
Short Term Investments	4,026,014	—	—	4,026,014
Investment of Cash Collateral For Securities Loaned	—	4,526,149	—	4,526,149

Total	$16,673,353	$113,638,233	$—	$130,311,586

	GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$1,312,059,222	$—	$—	$1,312,059,222
Common Stocks Foreign	208,569	—	—	208,569
Exchange-Traded Funds	1,718,418	—	—	1,718,418
Mutual Funds	5,567,805	—	—	5,567,805
Purchased Options	5,559,265	—	—	5,559,265
Short Term Investments	70,752,156	—	—	70,752,156
Investment of Cash Collateral For Securities Loaned	5,365,623	21,074,595	—	26,440,218

Total	$1,401,231,058	$21,074,595	$—	$1,422,305,653

Liabilities:
Common Stocks Sold Short U.S.	$20,747,517	$—	$—	$20,747,517
Written Options	1,630,980	—	—	1,630,980

Total	$22,378,497	$—	$—	$22,378,497

	GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$267,901,412	$—	$267,901,412
Synthetic Convertible Securities (Corporate Bonds)	—	60,986,380	—	60,986,380
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	41,175,471	—	41,175,471
Synthetic Convertible Securities (Purchased Options)	7,253,350	—	—	7,253,350
Convertible Preferred Stocks	98,316,531	11,746,350	—	110,062,881
Common Stocks U.S.	1,339,314,927	—	—	1,339,314,927
Exchange-Traded Funds	37,005,035	—	—	37,005,035
Purchased Options	31,050	—	—	31,050
Short Term Investments	65,158,345	—	—	65,158,345
Investment of Cash Collateral For Securities Loaned	33,088,905	32,809,672	—	65,898,577
Forward Foreign Currency Contracts	—	3,490	—	3,490

Total	$1,580,168,143	$414,622,775	$—	$1,994,790,918

Liabilities:
Written Options	$70,866	$—	$—	$70,866
Forward Foreign Currency Contracts	—	8,516	—	8,516

Total	$70,866	$8,516	$—	$79,382

	DIVIDEND GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$21,197,500	$—	$—	$21,197,500
Exchange-Traded Funds	246,954	—	—	246,954
Short Term Investments	394,817	—	—	394,817

Total	$21,839,271	$—	$—	$21,839,271

	OPPORTUNISTIC VALUE FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$45,935,892	$—	$—	$45,935,892
Exchange-Traded Funds	236,841	—	—	236,841
Short Term Investments	314,016	—	—	314,016
Investment of Cash Collateral For Securities Loaned	—	487,457	—	487,457

Total	$46,486,749	$487,457	$—	$46,974,206

	INTERNATIONAL GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$51,588,116	$—	$—	$51,588,116
Common Stocks Foreign	19,752,019	130,238,125	—	149,990,144
Purchased Options	266,375	—	—	266,375
Short Term Investments	10,737,166	—	—	10,737,166
Investment of Cash Collateral For Securities Loaned	—	15,374,248	—	15,374,248
Forward Foreign Currency Contracts	—	79,988	—	79,988

Total	$82,343,676	$145,692,361	$—	$228,036,037

	EVOLVING WORLD GROWTH FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$47,125,185	$—	$47,125,185
Convertible Preferred Stocks	—	17,523,436	—	17,523,436
Common Stocks U.S.	21,972,585	—	—	21,972,585
Common Stocks Foreign	8,719,902	100,595,711	—	109,315,613
Purchased Options	2,196,480	—	—	2,196,480
Short Term Investments	2,653,699	—	—	2,653,699
Investment of Cash Collateral For Securities Loaned	—	6,068,100	—	6,068,100

Total	$35,542,666	$171,312,432	$—	$206,855,098

	EMERGING MARKET EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$4,543,072	$268,023	$—	$4,811,095
Common Stocks Foreign	814,113	8,395,220	—	9,209,333
Exchange-Traded Funds	735,395	—	—	735,395
Purchased Options	88,906	—	—	88,906
Short Term Investments	441,844	—	—	441,844
Investment of Cash Collateral For Securities Loaned	—	935,775	—	935,775

Total	$6,623,330	$9,599,018	$—	$16,222,348

	GLOBAL EQUITY FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Common Stocks U.S.	$50,479,633	$—	$—	$50,479,633
Common Stocks Foreign	3,750,188	31,828,067	—	35,578,255
Short Term Investments	4,803,437	—	—	4,803,437
Investment of Cash Collateral For Securities Loaned	—	609,890	—	609,890

Total	$59,033,258	$32,437,957	$—	$91,471,215

	GLOBAL GROWTH AND INCOME FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Convertible Bonds	$—	$46,191,969	$—	$46,191,969
Synthetic Convertible Securities (Corporate Bonds)	—	1,073,190	—	1,073,190
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	10,604,583	—	10,604,583
Synthetic Convertible Securities (Purchased Options)	954,832	—	—	954,832
Convertible Preferred Stocks	6,968,157	6,076,182	—	13,044,339
Common Stocks U.S.	55,942,569	—	—	55,942,569
Common Stocks Foreign	1,974,572	31,395,607	—	33,370,179
Purchased Options	55,935	—	—	55,935
Short Term Investments	4,271,774	—	—	4,271,774
Investment of Cash Collateral For Securities Loaned	—	300,580	—	300,580

Total	$70,167,839	$95,642,111	$—	$165,809,950

Liabilities:
Written Options	$601,425	$—	$—	$601,425

Total	$601,425	$—	$—	$601,425

	TOTAL RETURN BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$29,806,051	$—	$29,806,051
Bank Loans	—	1,840,786	—	1,840,786
U.S. Government and Agency Securities	—	14,800,646	—	14,800,646
Asset Backed Securities	—	5,227,135	—	5,227,135
Short Term Investments	821	—	—	821
Investment of Cash Collateral For Securities Loaned	—	2,948,754	—	2,948,754

Total	$821	$54,623,372	$—	$54,624,193

	HIGH INCOME OPPORTUNITIES FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$37,836,682	$—	$37,836,682
Convertible Bonds	—	371,824	—	371,824
Bank Loans	—	4,880,919	—	4,880,919
Convertible Preferred Stocks	608,539	—	—	608,539
Common Stocks U.S.	727,483	—	—	727,483
Short Term Investments	1,169,987	—	—	1,169,987
Investment of Cash Collateral For Securities Loaned	—	8,543,576	—	8,543,576

Total	$2,506,009	$51,633,001	$—	$54,139,010

	SHORT-TERM BOND FUND
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$70,700,253	$—	$70,700,253
U.S. Government and Agency Securities	—	23,256,208	—	23,256,208
Bank Loans	—	976,510	—	976,510
Asset Backed Securities	—	10,156,721	—	10,156,721
Residential Mortgage Backed Securities	—	2,874,701	—	2,874,701
Municipal Obligations	—	665,770	—	665,770
Short Term Investments	1,040,177	—	—	1,040,177
Investment of Cash Collateral For Securities Loaned	—	2,527,563	—	2,527,563

Total	$1,040,177	$111,157,726	$—	$112,197,903

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 7, 2019

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	March 7, 2019